UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6557

                                STI CLASSIC FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                                 2 Oliver Street
                                Boston, MA 02109
               (Address of principal executive offices) (Zip code)

                         Trusco Capital Management, Inc.
                            50 Hurt Plaza; Suite 1400
                             Atlanta, Georgia 30303
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-428-6970

                      DATE OF FISCAL YEAR END: MAY 31, 2003

                     DATE OF REPORTING PERIOD: MAY 31, 2003

ITEM 1.   REPORTS TO STOCKHOLDERS.

[Graphic Omitted]

ANNUAL
---------------------------------
FINANCIAL REPORT
---------------------------------
STI CLASSIC FIXED INCOME FUNDS
---------------------------------
A Family of Mutual Funds
---------------------------------



May 31, 2003


[STI CLASSIC FUNDS LOGO OMITTED]
    BACKED BY TRADITION.
 STRENGTHENED BY EXPERIENCE. SM

Dear Valued STI Classic Funds' Shareholder:

For investors, the year ending May 31, 2003 saw convergence in equity returns, and divergence in stocks versus bonds. Specifically, while stocks continued to labor under the weight of an extended post-bubble bear market, various types of stocks had remarkably similar returns. The S&P 500 was down -8.1%, with its Growth and Value components similar at -7.6% and -8.7%, respectively. The Dow Jones Industrial Average was -8.7%. The S&P 400 Midcap Index was -9.1%, while the S&P 600 Smallcap fell -10.9%. This convergence followed two years in which value stocks had significantly outperformed growth, and small/midcaps were similarly better than large caps. One area of difference was the relatively weaker performance of international stocks, with the MSCI EAFE index of major country stocks -12.3%. This result was driven by poor returns from Japan (-24.6%), while the balance of industrialized countries had returns only slightly worse than the U.S. The benefits of asset diversification were clearly evident over the past year, as bond returns were quite exceptional relative to stocks and compared to longer term history. For example, the Lehman U.S. Aggregate Bond Index returned 11.6%, and similar returns were seen in the Lehman U.S. Intermediate Government/Credit Index (+11.9%) and the Lehman U.S. Corporate High Yield Bond Index (+10.5%) indices. Strong returns in bonds were driven by several factors, including: further reduction in short-term rates by the Federal Reserve; continued minimal price inflation; in the second half of the year, major improvement in corporate bond quality spreads vs. Treasuries; positive asset flows into bond mutual funds; and some aspects of flight to quality and maturity hedging in the Treasury bond market. In terms of return, investors who stayed in money market short term instruments preserved capital with a positive return of about 1.1% per the iMoneyNet money market average, but this was meager relative to total returns available in longer maturities.

The current investment environment appears to be one of moderation. The late 1990's equity bubble which led to excesses and ultimately suboptimal capital allocation on the part of both corporate managements and investors is long over. The ensuing bear market which purged those excesses also now seems to be finally over. The stock market has gained a better tone, after making three decisive lows in the 775-800 range on the S&P 500 Index in July and October 2002, and March 2003. Economic growth has been very slow to recover, since consumer spending did not fall much in the recession and capital spending is still limping along. However, ample monetary liquidity, the lowest interest rates in over 40 years, some tax incentives and fiscal stimulus, the eventual benefits from a lower dollar exchange rate and improving consumer/business confidence all argue for continued positive economic growth and not another recession. Stock prices ultimately track profits growth, and the trajectory of profits is now positive. Investors in stocks can reasonably anticipate moderate gains but need to be selective and price sensitive in security selection.

A new stock market boom is unlikely, rather, we anticipate a gradual recovery. The outlook for bond investors in terms of absolute returns is a bit more challenging. Since bond prices move inversely to interest rates, the current low level of yields by definition reduces the opportunity for continued above average returns. Measured since January 1981, the Lehman Long-Term Treasury Index returned 12.0% annualized through May 31, 2003, while the S&P 500 total return was 12.6%. Such convergence is rare in capital markets, and needs to be understood in the context of 30-year Treasury bonds reaching yields of over 15% in 1981, versus only a little over 4% today. Similarly, we do not expect deflation, which would benefit Treasury bonds, but rather a gradual rise in inflation as economic stimulus takes hold. For those reasons, we currently favor stocks over bonds in terms of asset allocation, and within bonds, higher yielding corporates over Treasuries.

The balance of this Annual Report includes performance data for the STI Classic Fixed Income Funds as well as each portfolio manager's discussion of the 12-month results. We believe you will find this communication helpful and thank you for your continued confidence in the STI Classic Fixed Income Funds.



                                   Sincerely,


                                   /s/ Douglas S. Phillips

                                   Douglas S. Phillips, CFA
                                   Chief Investment Officer

                    STI CLASSIC FLORIDA TAX-EXEMPT BOND FUND
                    ----------------------------------------

The STI Classic Florida Tax-Exempt Bond Fund (the "Fund") seeks to provide high total return through (i) current income exempt from federal income taxes and
(ii) capital appreciation, while preserving the principal amount invested by investing in investment grade tax-exempt obligations.

In the municipal bond funds we try to limit risk as much as possible. We do not make major maturity shifts. We will bias the Fund based upon our near term fundamental and technical analysis, however, these will be moderate maturity shifts. Our style of investing enables us to enhance performance by utilizing various techniques. One such technique is to emphasize cheap sectors of the yield curve. Also, we take advantage of changes in yield spread. We buy specific bonds when spreads are trading historically wide and sell when spreads are trading historically narrow. Credit analysis is an important technique especially in today's market. We try to identify and invest in improving credit and avoid those credits that are deteriorating. The underlying concept to all these techniques is to enhance total return without adding risk.

The Fund's Trust class return from June 2002 to May 2003 was 11.13% versus the Lipper Florida Municipal Debt Funds Objective return of 9.03% and the Lehman 10-year Municipal Bond Index return of 11.08%. Our commitment to the barbell maturity structure and positions of "kicker" bonds helped the fund outperform during this period. The credit outlook for the State of Florida, its counties, municipalities, and regional issuers remains stable despite fiscal pressures. For calendar year 2002, only one issuer, Reedy Credit Improvement District received a downgrading by Moody's (simultaneously with its parent company, The Walt Disney Company).

Record supply, insatiable demand, underperforming equities, a moderate economic recovery, global political uncertainties and eventually war fueled strong performance in the municipal market. Short rates declined dramatically as investors sought safety, however as yields continued their trek toward record lows some individual investors resisted until a new tolerance could be developed. Crossover and arbitrage opportunities ultimately facilitated a steepening of the intermediate and long end of the curve.

By the end of 2002 the 2 - 30 AAA municipal spread was 344 basis points. The front end of the curve saw dramatic steepening with the 2 - 10 spread at 220 basis points, the 10 - 20 year spread 106 basis points and the 20 - 30 year spread at 18 basis points.

The first quarter of 2003 highlighted new areas of concern with President Bush's proposal to eliminate the tax on dividends, a country at war, signs of a slow economic recovery, and downgrades of tobacco companies and tobacco-backed issues. Absolute low level yields caused hesitation in the individual investor as evidenced by the front of the curve flattening, however, as municipals became cheap to other fixed income vehicles crossover and arbitrage buyers steepened the intermediate through the long end of the curve.

At the end of May 2003, the spread between the 2 - 30 year AAA municipal bond was 321 basis points. The 2 - 10 spread was 203 basis points, the 10 - 20 year was 97 basis points compared to the 20 to 30 year spread at 27 basis points.

Record supply continues to find placement with either non-traditional buyers or the individual investor. The perceived safety of municipal credits continues to lure the disenchanted equity and taxable investors. We continue to emphasis high quality, intermediate bonds and prefer cushions to non-callable in the intermediate range. The fund has maintained its barbell distribution and overall average high quality.



                                               /s/ Ronald H Schwartz

                                               Ronald H Schwartz, CFA, CFP
                                               Managing Director

TRUST SHARES
AVERAGE ANNUAL TOTAL RETURNS
(PERIODS ENDED MAY 31, 2003)

        ----------------------------------------------------
                                     Annualized   Cumulative
                                     Inception    Inception
         One Year 3 Years  5 Years   to Date      to Date
        ----------------------------------------------------
          11.13%   9.58%     6.32%     6.34%        77.64%
        ----------------------------------------------------

[Graphic Omitted Plot Points as follows:]

         STI Classic                   Lipper
         Florida         Lehman        Florida
         Tax-Exempt      10-Year       Municipal
         Bond Fund,      Municipal     Debt Funds
         Trust Shares    Bond Index    Objective
1/31/94    10,000         10,000         10,000
5/94        9,786          9,533          9,364
5/95       10,692         10,389         10,221
5/96       11,106         10,880         10,578
5/97       11,908         11,769         11,362
5/98       12,952         12,860         12,389
5/99       13,434         13,455         12,804
5/00       13,370         13,430         12,403
5/01       14,953         15,015         13,783
5/02       15,832         16,000         14,544
5/03       17,594         17,773         15,857


INVESTOR SHARES
AVERAGE ANNUAL TOTAL RETURNS
(PERIODS ENDED MAY 31, 2003)

        ----------------------------------------------------
                                    Annualized   Cumulative
                                    Inception    Inception
         One Year 3 Years  5 Years  to Date      to Date
        ----------------------------------------------------
          10.89%   9.32%    6.10%    6.12%        74.38%    Without load
        ----------------------------------------------------
           6.70%   7.94%    5.29%    5.68%        67.83%    With load
        ----------------------------------------------------

[Graphic Omitted Plot Points as follows:]

         STI Classic                        Lipper
         Florida           Lehman           Florida
         Tax-Exempt        10-Year          Municipal
         Bond Fund,        Municipal        Debt Funds
         Investor Shares   Bond Index       Objective
1/31/94     9,625           10,000           10,000
5/94        9,418            9,533            9,364
5/95       10,270           10,389           10,221
5/96       10,656           10,880           10,578
5/97       11,402           11,769           11,362
5/98       12,367           12,860           12,389
5/99       12,814           13,455           12,804
5/00       12,727           13,430           12,403
5/01       14,191           15,015           13,783
5/02       14,994           16,000           14,544
5/03       16,627           17,773           15,857


FLEX SHARES
AVERAGE ANNUAL TOTAL RETURNS
(PERIODS ENDED MAY 31, 2003)

        ----------------------------------------------------
                                    Annualized   Cumulative
                                    Inception    Inception
         One Year 3 Years  5 Years  to Date      to Date
        ----------------------------------------------------
         10.32%   8.77%   5.58%      5.71%       55.85%     Without CDSC
        ----------------------------------------------------
          8.32%    With CDSC
        --------
[Graphic Omitted Plot Points as follows:]

         STI Classic                       Lipper
         Florida           Lehman          Florida
         Tax-Exempt        10-Year         Municipal
         Bond Fund,        Municipal       Debt Funds
         Flex Shares       Bond Index      Objective
6/30/95   10,000            10,000          10,000
5/96      10,424            10,539          10,485
5/97      11,099            11,400          11,262
5/98      11,991            12,456          12,280
5/99      12,367            13,032          12,691
5/00      12,222            13,008          12,294
5/01      13,560            14,543          13,662
5/02      14,259            15,497          14,416
5/03      15,730            17,215          15,718


Past performance is no indication of future performance.

The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                    STI CLASSIC GEORGIA TAX-EXEMPT BOND FUND
                    ----------------------------------------

The investment objective of the STI Classic Georgia Tax-Exempt Bond Fund (the "Fund") seeks to provide current income exempt from federal and state income taxes for Georgia residents without undue investment risk. Total return for the Fund includes current income as well as changes in the value of the Fund's assets. Returns for the Fund reflect our conservative strategy that tends to better protect our participants from undue principal risk when interest rates rise.

Our investment philosophy in the municipal market is to provide our shareholders, as conservative investors, with high quality investments, income stability, and a favorable risk/return ratio. In keeping with our philosophy we look for value within the state of Georgia, utilizing internal as well as outside credit analysis to identify areas in the state that are possible quality upgrade candidates. We monitor shifts within the Georgia market which may create investment opportunities and subsequently allow the Fund to achieve gains, while at the same time maintaining a geographical diversity to minimize credit risk. Given our philosophy, and in light of the market's volatile nature in recent years, we are maintaining a relatively defensive position. The average maturity and duration may vary slightly in the future however, depending on our outlook for the market.

The municipal market was very strong for the fiscal year 2003. Yields are at historic lows with prices rising in all maturity ranges. The greatest move occurred inside ten years with yields dropping 120 basis points in the 2-5 year range and 100 basis points in the ten-year maturity. Thirty-year yields declined only slightly less with an eighty basis point drop. During most of the period, municipals traded cheap to Treasuries creating crossover buyers, which helped maintain the strength of the municipal market. The Federal Reserve cut rates fifty basis points in November 2002 and switched to a neutral bias. It is widely believed that at the June FOMC meeting the Fed will cut rates again by 25 basis points depending on the economic data yet to come out.

The total return for the Fund for the year ended May 31, 2003 was 9.64% (Trust Shares), 9.29% (Investor Shares) and 8.86% (Flex Shares) versus 11.08% for the Lehman 10-year Municipal Bond Index; the Lipper Georgia Municipal Debt Objective posted 9.46% for the same period. It is important to note that the Lehman Index does not reflect any fees whereas the Fund's return is net of fees, consequently, the Lehman 10-year Municipal Bond Index will often outperform the Fund. Bond yields inside the fifteen-year maturity slightly outperformed the longer end of the market. Due to the Fund's shorter average maturity and shorter duration, it performed well against other longer term Georgia mutual funds.

Georgia's new issue supply has not kept up with the heavy volume issued nationally, but there has been a fairly steady supply of high quality paper coming to market. Refundings are heavier than normal due to the historically low interest rates. High demand for municipal bonds helped to keep municipal yields low. That demand is expected to continue. The recent tax legislation lowering the maximum tax brackets and cutting the tax on dividends has not appeared to negatively affect the demand for tax-free bonds.




                                 /s/ Gay B. Cash

                                 Gay B. Cash
                                 Vice President
4

TRUST SHARES
AVERAGE ANNUAL TOTAL RETURNS
(PERIODS ENDED MAY 31, 2003)

        ----------------------------------------------------
                                    Annualized   Cumulative
                                    Inception    Inception
         One Year 3 Years  5 Years  to Date      to Date
        ----------------------------------------------------
           9.64%   8.69%   5.62%      5.25%       61.55%
        ----------------------------------------------------

[Graphic Omitted Plot Points as follows:]

        STI Classic                     Lipper
        Georgia          Lehman         Georgia
        Tax-Exempt       10-Year        Municipal
        Bond Fund,       Municipal      Debt Funds
        Trust Shares     Bond Index     Objective
1/31/94   10,000          10,000         10,000
   5/94    9,529           9,533          9,359
   5/95   10,190          10,389         10,130
   5/96   10,587          10,880         10,510
   5/97   11,305          11,769         11,326
   5/98   12,252          12,860         12,436
   5/99   12,660          13,455         12,842
   5/00   12,546          13,430         12,449
   5/01   13,884          15,015         13,896
   5/02   14,691          16,000         14,660
   5/03   16,107          17,773         16,047


INVESTOR SHARES
AVERAGE ANNUAL TOTAL RETURNS
(PERIODS ENDED MAY 31, 2003)

        ----------------------------------------------------
                                    Annualized   Cumulative
                                    Inception    Inception
         One Year 3 Years  5 Years  to Date      to Date
        ----------------------------------------------------
          9.29%    8.46%    5.38%    5.05%        58.58%    Without load
        ----------------------------------------------------
          5.21%    7.09%    4.58%    4.62%        52.63%    With load
        ----------------------------------------------------
[Graphic Omitted Plot Points as follows:]

        STI Classic                     Lipper
        Georgia          Lehman         Georgia
        Tax-Exempt       10-Year        Municipal
        Bond Fund,       Municipal      Debt Funds
        Investor Shares  Bond Index     Objective
1/31/94    9,625          10,000         10,000
   5/94    9,171           9,533          9,359
   5/95    9,786          10,389         10,130
   5/96   10,147          10,880         10,510
   5/97   10,804          11,769         11,326
   5/98   11,696          12,860         12,436
   5/99   12,062          13,455         12,842
   5/00   11,910          13,430         12,449
   5/01   13,168          15,015         13,896
   5/02   13,902          16,000         14,660
   5/03   15,194          17,773         16,047


FLEX SHARES
AVERAGE ANNUAL TOTAL RETURNS
(PERIODS ENDED MAY 31, 2003)

        ----------------------------------------------------
                                    Annualized   Cumulative
                                    Inception    Inception
         One Year 3 Years  5 Years  to Date      to Date
        ----------------------------------------------------
         8.86%     7.93%    4.89%     5.06%       48.31%    Without CDSC
        ----------------------------------------------------
         6.86%    With CDSC
        -------

[Graphic Omitted Plot Points as follows:]

        STI Classic                    Lipper
        Georgia         Lehman         Georgia
        Tax-Exempt      10-Year        Municipal
        Bond Fund,      Municipal      Debt Funds
        Flex Shares     Bond Index     Objective
6/30/95   10,000         10,000         10,000
   5/96   10,370         10,539         10,486
   5/97   10,998         11,400         11,299
   5/98   11,850         12,456         12,407
   5/99   12,161         13,032         12,812
   5/00   11,968         13,008         12,420
   5/01   13,155         14,543         13,863
   5/02   13,822         15,497         14,626
   5/03   15,047         17,215         16,009

Past performance is no indication of future performance.

The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                          STI CLASSIC HIGH INCOME FUND
                          ----------------------------

The STI Classic High Income Fund (the "Fund") seeks to achieve its investment objective by investing primarily in income producing debt instruments of U.S. and foreign issuers that are rated below investment grade. The Fund became an STIClassic Fund on March 28, 2000 as the successor to the ESC Strategic Income Fund, which merged into the STI Classic High Income Fund on that date. (Prior to September 30, 1998, this Fund primarily invested in a diversified portfolio of corporate, government and other debt instruments of U.S. issuers.)

We are very pleased to be able to report to shareholders that for the fiscal year ended May 31, 2003, the total return for the Fund's Trust Share Class was 8.19%. This represents a very attractive return on an absolute basis as well as relative to its peers and other investment alternatives over the past year. The strong investment results for the past year were driven by a market rally that began in October of 2002, which offset a weak first half.

The debt markets in the first half of the Fund's fiscal year were characterized by extraordinary volatility, extremely negative market sentiment brought on by revelations of corporate accounting fraud on an unprecedented scale, and high default rates. Adding to these woes were investor concerns about the economy, which was not rebounding as expected, and heightened geopolitical risks. By the fourth quarter of 2002 however, valuations had reached extremely attractive levels, the cycle of fear had bottomed, and signs of economic strength brought investors back into the market. Enhancing the appeal of non-investment grade bonds is the much higher income levels they provide in the current low interest rate environment.

In making investment decisions for the Fund, we use a "bottom up" investment approach, identifying investment opportunities based on the underlying financial and business fundamentals of the specific issuer. Although the economic picture remains mixed, we believe the stimulative fiscal and monetary policies of the past year will result in higher economic growth in the second half of the year. The strength of the credit and equity markets in recent months reflects the market's anticipation of renewed growth as well as a lessening of the geopolitical concerns that weighed on the market in 2002.


                                /s/ Agnes G. Pampush

                                Agnes G. Pampush, CFA
                                Managing Director


                                /s/ Howard B. Udis

                                Howard B. Udis, J.D.
                                Vice President

TRUST SHARES
AVERAGE ANNUAL TOTAL RETURNS
(PERIODS ENDED MAY 31, 2003)

        ----------------------------------
                   Annualized  Cumulative
                   Inception   Inception
         One Year  to Date     to Date
        ----------------------------------
         8.19%      7.18%       12.19%
        ----------------------------------

[Graphic Omitted Plot Points as follows:]

         STI Classic      Lehman
         High Income      U.S. Corporate
         Fund,            High Yield
         Trust Shares     Bond Index
10/31/01   10,000          10,000
   05/02   10,128          10,605
   05/03   10,958          11,721


FLEX SHARES
AVERAGE ANNUAL TOTAL RETURNS
(PERIODS ENDED MAY 31, 2003)

        ----------------------------------------------------
                                    Annualized   Cumulative
                                    Inception    Inception
         One Year 3 Years  5 Years  to Date      to Date
        ----------------------------------------------------
          7.52%   4.54%     1.33%    3.53%        36.97%    Without CDSC
        ----------------------------------------------------
          5.55%    With CDSC
        --------
[Graphic Omitted Plot Points as follows:]

         STI Classic     Lehman
         High Income     U.S. Corporate
         Fund,           High Yield
         Flex Shares     Bond Index
5/31/94    10,000         10,000
   5/95    11,035         11,346
   5/96    11,407         12,420
   5/97    12,055         14,067
   5/98    12,853         15,826
   5/99    13,385         15,857
   5/00    12,018         15,348
   5/01    12,588         15,958
   5/02    12,772         16,141
   5/03    13,732         17,841


(1) Returns prior to March 28, 2000 represent the performance of the ESC Strategic Income Fund, Class D Shares.

Past performance is no indication of future performance.

The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                     STI CLASSIC INVESTMENT GRADE BOND FUND
                     --------------------------------------

The STI Classic Investment Grade Bond Fund (the "Fund") seeks to provide a high level of total return through current income and capital appreciation while preserving the principal amount invested, primarily through investment in investment grade fixed income securities. Total return includes not only current income but also the changes in value of the assets held by the Fund. For the year ended May 31, 2003, the Fund's Trust Shares had a total return of 11.61% versus an average return of 10.38% for the Lipper Intermediate Investment-Grade Debt Objective. For the same period the Lehman U.S. Government/Credit Index, which has no fees taken out, had a total return of 14.56%.

During the period, the economy continued its very gradual growth trajectory even with very accommodative monetary and fiscal policy. Treasury interest rates declined to levels not seen in over forty years and the yield curve became remarkably steep as short rates declined more than longer-term rates. Intermediate maturities outperformed on a relative basis as the rate declines were greatest around the five-year maturity range. Corporate securities initially had a difficult time but starting in November had a strong six-month period of outperformance. Low interest rates caused dramatic increases in prepayments, which shortened the average duration of the mortgage sector to less than one year.

The Fund's overweight in corporate securities enhanced the return. During the second half of the period, the Fund's short duration, a barbell portfolio structure, and mortgage securities reduced performance somewhat. Looking forward monetary and fiscal stimulus should gradually increase economic growth leading to rising interest rates and a flatter yield curve. Much of the spread tightening in corporate securities is behind us. Corporate securities should however continue to be attractive to enhance the yield and total return of the Fund in a low interest rate environment.

The Fund continues to be managed with only moderate shifts in average maturity and duration. The total return is enhanced with yield curve analysis (monitoring and analyzing the risk/reward trade-offs of different maturity sectors), sector rotation, and other low risk strategies. By actively pursuing these strategies, the Fund strives to add to total return while reducing risk.



                                /s/ L. Earl Denney

                                L. Earl Denney, CFA
                                Managing Director


                                /s/ Charles B. Leonard

                                Charles B. Leonard, CFA, FLMI
                                Managing Director

TRUST SHARES
AVERAGE ANNUAL TOTAL RETURNS
(PERIODS ENDED MAY 31, 2003)

        --------------------------------------------------------------
                                              Annualized   Cumulative
                                              Inception    Inception
         One Year 3 Years  5 Years  10 Years  to Date      to Date
        --------------------------------------------------------------
          11.61%  10.05%    6.42%     6.53%    6.76%       103.56%
        --------------------------------------------------------------

[Graphic Omitted Plot Points as follows:]

        STI Classic      Lehman        Lipper
        Investment       U.S.          Intermediate
        Grade            Government/   Investment
        Bond Fund,       Credit        Grade Debt
        Trust Shares     Index         Objective
5/31/93    10,000        10,000        10,000
   5/94    10,117        10,101        10,074
   5/95    11,168        11,274        11,122
   5/96    11,617        11,736        11,565
   5/97    12,429        12,663        12,478
   5/98    13,786        14,117        13,752
   5/99    14,372        14,690        14,210
   5/00    14,119        14,968        14,370
   5/01    16,033        16,894        16,118
   5/02    16,863        18,218        17,203
   5/03    18,821        20,871        18,988


INVESTOR SHARES
AVERAGE ANNUAL TOTAL RETURNS
(PERIODS ENDED MAY 31, 2003)

     --------------------------------------------------------------
                                           Annualized   Cumulative
                                           Inception    Inception
      One Year 3 Years  5 Years  10 Years  to Date      to Date
     --------------------------------------------------------------
       11.16%   9.63%    6.01%    6.13%     6.40%        97.52%    Without load
     --------------------------------------------------------------
        6.98%   8.25%    5.21%    5.72%     6.03%        90.11%    With load
     --------------------------------------------------------------

[Graphic Omitted Plot Points as follows:]

       STI Classic     Lehman       Lipper
       Investment      U.S.         Intermediate
       Grade           Government/  Investment
       Bond Fund,      Credit       Grade Debt
       Investor Shares Index        Objective
5/31/93   9,625        10,000        10,000
   5/94   9,708        10,101        10,074
   5/95  10,682        11,274        11,122
   5/96  11,056        11,736        11,565
   5/97  11,793        12,663        12,478
   5/98  13,030        14,117        13,752
   5/99  13,533        14,690        14,210
   5/00  13,239        14,968        14,370
   5/01  14,972        16,894        16,118
   5/02  15,692        18,218        17,203
   5/03  17,443        20,871        18,988


FLEX SHARES
AVERAGE ANNUAL TOTAL RETURNS
(PERIODS ENDED MAY 31, 2003)

     ---------------------------------------------------
                                 Annualized   Cumulative
                                 Inception    Inception
      One Year 3 Years  5 Years  to Date      to Date
     ---------------------------------------------------
       10.61%   9.08%   5.49%     5.75%       56.27%    Without CDSC
     ---------------------------------------------------
        8.61%  With CDSC
     ---------

[Graphic Omitted Plot Points as follows:]

       STI Classic     Lehman       Lipper
       Investment      U.S.         Intermediate
       Grade           Government/  Investment
       Bond Fund,      Credit       Grade Debt
       Flex Shares     Index        Objective
6/30/95  10,000        10,000        10,000
5/96     10,232        10,327        10,336
5/97     10,862        11,143        11,152
5/98     11,948        12,422        12,290
5/99     12,348        12,927        12,700
5/00     12,023        13,171        12,843
5/01     13,531        14,866        14,405
5/02     14,108        16,032        15,374
5/03     15,605        18,366        16,970

Past performance is no indication of future performance.

The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                STI CLASSIC INVESTMENT GRADE TAX-EXEMPT BOND FUND
                -------------------------------------------------

The STI Classic Investment Grade Tax-Exempt Bond Fund (the "Fund") seeks to provide high total return through (i) current income exempt from federal income taxes and (ii) capital appreciation, while preserving the principal amount invested by investing in investment grade tax-exempt obligations.

In the municipal bond funds we try to limit risk as much as possible. We do not make major maturity shifts. We will bias the Fund based upon our near term fundamental and technical analysis, however, these will be moderate maturity shifts. Our style of investing enables us to enhance performance by utilizing various techniques. One such technique is to emphasize cheap sectors of the yield curve. Also, we take advantage of changes in yield spread. We buy specific bonds when spreads are trading historically wide and sell when spreads are trading historically narrow. Credit analysis is an important technique especially in today's market. We try to identify and invest in improving credit and avoid those credits that are deteriorating. The underlying strategy to all these techniques is to enhance total return without adding risk.

The Fund's Trust Class return from June 2002 to May 2003 was 10.80% versus the Lipper Intermediate Municipal Debt Funds Objective return of 8.86% and the
Lehman 5-year Municipal Bond Index return of 8.88%. Our commitment to the barbell maturity structure and positions of "kicker" bonds helped the fund outperform during this period.

Record supply, insatiable demand, underperforming equities, a moderate economic recovery, global political uncertainties and eventually war fueled strong performance in the municipal market. Short rates declined dramatically as investors sought safety, however as yields continued their trek toward record lows some individual investors resisted until a new tolerance could be developed. Crossover and arbitrage opportunities ultimately facilitated a steepening of the intermediate and long end of the curve.

By the end of 2002 the 2 - 30 AAA municipal spread was 344 basis points. The front end of the curve saw dramatic steepening with the 2 - 10 spread at 220 basis points, the 10 - 20 year spread 106 basis points and the 20 - 30 year spread at 18 basis points.

The first quarter of 2003 highlighted new areas of concern with President Bush's proposal to eliminate the tax on dividends, a country at war, signs of a slow economic recovery, and downgrades of tobacco companies and tobacco-backed issues. Absolute low level yields caused hesitation in the individual investor as evidenced by the front of the curve flattening, however, as municipals became cheap to other fixed income vehicles crossover and arbitrage buyers steepened the intermediate through the long end of the curve.

At the end of May 2003, the spread between the 2 - 30 year AAA municipal bond was 321 basis points. The 2 - 10 spread was 203 basis points, the 10 - 20 year was 97 basis points compared to the 20 to 30 year spread at 27 basis points.

Record supply continues to find placement with either non-traditional buyers or the individual investor. The perceived safety of municipal credits continues to lure the disenchanted equity and taxable investors. We continue to emphasize high quality, intermediate bonds and prefer cushions to non-callable in the intermediate range. The fund has maintained its barbell distribution and overall average high quality.



                                /s/ Ronald H Schwartz

                                Ronald H Schwartz, CFA, CFP
                                Managing Director

TRUST SHARES
AVERAGE ANNUAL TOTAL RETURNS
(PERIODS ENDED MAY 31, 2003)

     ---------------------------------------------------
                                 Annualized   Cumulative
                                 Inception    Inception
      One Year 3 Years  5 Years  to Date      to Date
     ---------------------------------------------------
       10.80%   9.61%   6.93%     6.76%        87.52%
     ---------------------------------------------------

[Graphic Omitted Plot Points as follows:]

         STI Classic
         Investment       Lehman     Lipper
         Grade            5-Year     Intermediate
         Tax-Exempt       Municipal  Municipal
         Bond Fund,       Bond       Debt Funds
         Trust Shares     Index      Objective
10/31/93   10,000         10,000      10,000
5/94        9,976          9,894       9,837
5/95       10,995         10,600      10,550
5/96       11,634         11,092      10,982
5/97       12,462         11,755      11,683
5/98       13,530         12,543      12,549
5/99       14,162         13,145      13,025
5/00       14,362         13,243      12,904
5/01       15,931         14,598      14,191
5/02       17,070         15,545      14,990
5/03       18,914         16,926      16,318


INVESTOR SHARES
AVERAGE ANNUAL TOTAL RETURNS
(PERIODS ENDED MAY 31, 2003)

        ------------------------------------------------------------
                                              Annualized  Cumulative
                                              Inception   Inception
         One Year 3 Years  5 Years  10 Years  to Date     to Date
        ------------------------------------------------------------
          10.42%   9.19%    6.51%    6.79%     7.23%      115.18%   Without load
        ------------------------------------------------------------
           6.29%   7.80%    5.71%    6.38%     6.86%      107.10%   With load
        ------------------------------------------------------------

[Graphic Omitted Plot Points as follows:]

        STI Classic
        Investment       Lehman     Lipper
        Grade            5-Year     Intermediate
        Tax-Exempt       Municipal  Municipal
        Bond Fund,       Bond       Debt Funds
        Investor Shares  Index      Objective
5/31/93   9,625          10,000      10,000
5/94     10,143          10,291      10,312
5/95     11,148          11,025      11,060
5/96     11,750          11,536      11,513
5/97     12,536          12,226      12,248
5/98     13,544          13,045      13,155
5/99     14,133          13,671      13,655
5/00     14,260          13,774      13,528
5/01     15,755          15,183      14,877
5/02     16,812          16,168      15,714
5/03     18,564          17,604      17,107


FLEX SHARES
AVERAGE ANNUAL TOTAL RETURNS
(PERIODS ENDED MAY 31, 2003)

        --------------------------------------------------
                                    Annualized  Cumulative
                                    Inception   Inception
         One Year 3 Years  5 Years  to Date     to Date
        --------------------------------------------------
          9.82%    8.65%    6.00%    6.07%       60.23%    Without CDSC
        --------------------------------------------------
          7.82%    With CDSC
        --------

[Graphic Omitted Plot Points as follows:]

        STI Classic
        Investment      Lehman     Lipper
        Grade           5-Year     Intermediate
        Tax-Exempt      Municipal  Municipal
        Bond Fund,      Bond       Debt Funds
        Flex Shares     Index      Objective
6/30/95  10,000         10,000      10,000
5/96     10,541         10,446      10,459
5/97     11,193         11,071      11,126
5/98     12,033         11,812      11,951
5/99     12,487         12,379      12,405
5/00     12,552         12,472      12,289
5/01     13,804         13,748      13,515
5/02     14,661         14,640      14,275
5/03     16,101         15,940      15,540

Past performance is no indication of future performance.

The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

            STI CLASSIC LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
            ---------------------------------------------------------

The STI Classic Limited-Term Federal Mortgage Securities Fund (the "Fund") seeks to provide a high level of current income consistent with the preservation of capital by investing primarily in obligations issued or guaranteed (as to timely payment of principal and interest) by the U.S. Government or its instrumentalities and agencies. Total return includes current income as well as capital appreciation or depreciation of the Fund's assets. For the year ended May 31, 2003, the Fund's Trust Shares had a total return of 6.99% compared to the Lipper Short-Intermediate U.S. Government Funds Objective return of 7.57%. The Merrill Lynch 1-5 Year AAA U.S. Treasuries/Agency Index had a total return for the same period of 7.34%.

During this period, the economy continued to grow at a very moderate pace, despite the efforts of the Federal Reserve and the U.S. Government to stimulate economic growth. The Federal Reserve cut short-term interest rates an additional 0.50% in November, while interest rates across the entire Treasury yield curve dropped sharply. The yields on intermediate Treasury securities dropped the most during this period, falling over 2.00%. The sharp decline in interest rates pulled down mortgage rates, as well, spurring a historically strong mortgage refinancing wave. This caused the average duration of the mortgage index to shorten to less than one year.

Despite this low rate/high prepayment environment, mortgages managed to outperform their duration adjusted Treasury counterparts. The higher yields of the MBS helped to offset the negative impact of higher prepayment speeds. However, the Fund had a slightly shorter average life/duration than the benchmark during this period, and that strategy had a modestly negative impact on the overall performance of the Fund.

The Fund continues to invest in short and intermediate-term U.S. Government securities, with an emphasis on undervalued and higher yielding MBS such as GNMA. These mortgages provide a more stable income distribution due to monthly payment of principal and interest.



                                /s/ L. Earl Denney

                                L. Earl Denney, CFA
                                Managing Director


                                /s/ Michael Sebesta

                                Michael Sebesta
                                Managing Director

TRUST SHARES
AVERAGE ANNUAL TOTAL RETURNS
(PERIODS ENDED MAY 31, 2003)

        --------------------------------------------------
                                    Annualized  Cumulative
                                    Inception   Inception
         One Year 3 Years  5 Years  to Date     to Date
        --------------------------------------------------
          6.99%    8.17%    6.29%     6.38%      74.33%
        --------------------------------------------------

[Graphic Omitted Plot Points as follows:]

         STI Classic
         Limited-Term      Merrill Lynch     Merrill Lynch
         Federal           1-5 Year          1-5 Year
         Mortgage          U.S. Treasuries/  U.S.
         Securities Fund,  Agencies          Treasuries
         Trust Shares      Index             Index

6/30/94     10,000           10,000           10,000
5/95        10,756           10,810           10,809
5/96        11,276           11,342           11,345
5/97        12,002           12,111           12,118
5/98        12,856           13,041           13,049
5/99        13,467           13,723           13,731
5/00        13,780           14,245           14,234
5/01        15,161           15,736           15,774
5/02        16,303           16,794           16,875
5/03        17,442           18,036           18,113


INVESTOR SHARES
AVERAGE ANNUAL TOTAL RETURNS
(PERIODS ENDED MAY 31, 2003)

        --------------------------------------------------
                                    Annualized  Cumulative
                                    Inception   Inception
         One Year 3 Years  5 Years  to Date     to Date
        --------------------------------------------------
          6.72%    7.90%    5.99%     6.22%     70.70%    Without load
        --------------------------------------------------
          4.09%    6.98%    5.45%     5.91%     66.36%    With load
        --------------------------------------------------

[Graphic Omitted Plot Points as follows:]

         STI Classic
         Limited-Term     Merrill Lynch     Merrill Lynch
         Federal          1-5 Year          1-5 Year
         Mortgage         U.S. Treasuries/  U.S.
         Securities Fund, Agencies          Treasuries
         Investor Shares  Index             Index

7/31/94      9,750          10,000            10,000
5/95        10,440          10,698            10,698
5/96        10,919          11,224            11,229
5/97        11,593          11,985            11,993
5/98        12,398          12,906            12,914
5/99        12,953          13,581            13,590
5/00        13,203          14,097            14,087
5/01        14,502          15,573            15,611
5/02        15,540          16,619            16,701
5/03        16,584          17,849            17,927


FLEX SHARES
AVERAGE ANNUAL TOTAL RETURNS
(PERIODS ENDED MAY 31, 2003)

        --------------------------------------------------
                                    Annualized  Cumulative
                                    Inception   Inception
         One Year 3 Years  5 Years  to Date     to Date
        --------------------------------------------------
          6.33%    7.55%    5.67%    5.60%       54.41%    Without CDSC
        --------------------------------------------------
          4.33%    With CDSC
        --------

[Graphic Omitted Plot Points as follows:]

         STI Classic
         Limited-Term     Merrill Lynch     Merrill Lynch
         Federal          1-5 Year          1-5 Year
         Mortgage         U.S. Treasuries/  U.S.
         Securities Fund, Agencies          Treasuries
         Flex Shares      Index             Index

6/30/95     10,000            10,000          10,000
5/96        10,393            10,431          10,436
5/97        10,996            11,139          11,146
5/98        11,709            11,994          12,002
5/99        12,194            12,621          12,630
5/00        12,402            13,101          13,092
5/01        13,581            14,473          14,509
5/02        14,508            15,445          15,522
5/03        15,427            16,588          16,661

Past performance is no indication of future performance.

The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                    STI CLASSIC MARYLAND MUNICIPAL BOND FUND
                   -----------------------------------------



The STI Classic Maryland Municipal Bond Fund (the "Fund") is managed as a long term maturity fund that primarily purchases investment grade bonds rated BBB or higher. From time to time a small allocation may be made to non-rated securities. The Fund buys securities issued by the State of Maryland and its political subdivisions and agencies, supplemented by bonds from Puerto Rico that are exempt from every state's income taxation. The Fund seeks to generate an attractive distribution to its shareholders while producing a competitive Total Rate of Return ("TRR"). The Fund holds bonds with maturity dates out to 30 years or longer, as well as adjustable rate tender bonds as money market equivalent securities. Although there are no average maturity or duration limitations on the portfolio, we generally follow the duration of the Lehman Municipal 10-year Index. This Index had a modified adjusted duration of 6.62 and weighted average maturity of 9.85 years on May 31, 2003. The Fund's duration was 6.50 years and the average nominal maturity was 10.63 years. The Lehman General Obligation Bond Index, with a similar duration as the 10-Year Index, is often consulted in selecting individual bonds as it uses a wider maturity dispersion.

Compared to one year ago, the municipal yield curve is much steeper and yields are dramatically lower. As measured by the yield spread from 2 to 30 years, the slope was 330 basis points, compared to 280 BP one year ago. In terms of yield changes, rates declined 125 BP on 5-year high-grade bonds, 100 BP in 10 years, 85 BP in 20 years, and 80 BP in 30 years. Interest rates are at their lowest levels since the 1960s on tax-exempt securities and have dropped to 45-year lows across the U.S. Treasury curve. The TRR achieved by bond indices has been impressive with returns of 10% or higher on high quality municipal bonds of 7 years and longer over 12 months.

The economic recovery that was expected at this time one year ago has not yet materialized. Non-farm payroll data has shown no growth and continuing unemployment claims have not dropped like analysts expected. Interest rates in the U.S. moved to historic lows with inflation a non issue at a time of excess production capacity world wide due to a continued "hang over" following the boom years in the late 1990s. Even a declining U.S. dollar and pending record budgetary deficit failed to pull rates back up. Similarly, the war in Iraq was a valid reason for caution by business leaders who, it was believed, were delaying hiring and investment decisions until the war was resolved. So far this is not in evidence but the U.S. consumer has stayed in the game aided by lower mortgage rates for refinancing or purchasing larger homes.

With this backdrop, the Fund produced a competitive return for the year by holding a mix of the sectors of the municipal market with an emphasis on credit quality and call protection. Approximately 75% of assets were rated double A or higher. State and local GO tax supported bonds represented the largest category at 42% of assets, with health care and housing bonds the next largest categories at 17% and 15%. Bonds subject to the alternative minimum tax were 9% of total assets.

For the 12 months, based on the Fund's Trust Shares class, the Fund's TRR was 9.85%. The Lehman 10-Year Municipal Bond Index had a TRR of 11.08% for the same period. The Lipper Maryland Municipal Debt Funds Objective median return was reported as 9.69%.

Looking forward, the Adviser expects to continue to emphasize high quality bonds with larger than current market coupons and call protection. These securities should have defensive characteristics when rates eventually turn up with a recovering economy. A moderate allocation to lower investment grade issues for incremental yield will continue. Maryland is a "specialty state" in municipal market parlance. High wealth and combined state and local income tax levels contribute to heavy demand and lower than average yields. The state has very few counties and municipal units of government, presenting challenges to avoid credit and sector concentration risk. This situation is made more challenging with bond yields at near record lows. We will maintain duration plus or minus 5% of the benchmark under normal conditions and, in the near future, expect to be a bit shorter than the Index for defensive reasons following the rally in prices thus far during calendar year 2003.




                                 /s/ George E. Calvert Jr.

                                 George E. Calvert Jr.
                                 Vice President

TRUST SHARES(1)
AVERAGE ANNUAL TOTAL RETURNS
(PERIODS ENDED MAY 31, 2003)

        --------------------------------------------------
                                    Annualized  Cumulative
                                    Inception   Inception
         One Year 3 Years  5 Years  to Date     to Date
        --------------------------------------------------
          9.85%    9.05%    5.82%    5.46%       47.05%
        --------------------------------------------------

[Graphic Omitted Plot Points as follows:]

         STI Classic
         Maryland           Lehman        Lipper
         Municipal          10-Year       MD Municipal
         Bond Fund,         Municipal     Debt Funds
         Trust Shares       Bond Index    Objective

3/31/96     10,000           10,000        10,000
5/96         9,846            9,949         9,958
5/97        10,500           10,767        10,648
5/98        11,443           11,734        11,549
5/99        11,923           12,300        11,952
5/00        11,710           12,239        11,639
5/01        13,068           13,670        12,871
5/02        13,826           14,550        13,560
5/03        15,187           16,004        14,787


FLEX SHARES(1)
AVERAGE ANNUAL TOTAL RETURNS
(PERIODS ENDED MAY 31, 2003)

        --------------------------------------------------
                                    Annualized  Cumulative
                                    Inception   Inception
         One Year 3 Years  5 Years  to Date     to Date
        --------------------------------------------------
          8.81%    8.05%    4.86%    5.28%       44.05%    Without CDSC
        --------------------------------------------------
          6.81%    With CDSC
        -----------

[Graphic Omitted Plot Points as follows:]

         STI Classic
         Maryland          Lehman        Lipper
         Municipal         10-Year       MD Municipal
         Bond Fund         Municipal     Debt Funds
         Flex Shares      Bond Index    Objective

3/31/96    10,000           10,000         10,000
5/96        9,936            9,984          9,996
5/97       10,514           10,805         10,689
5/98       11,366           11,775         11,593
5/99       11,735           12,344         11,998
5/00       11,423           12,282         11,683
5/01       12,633           13,718         12,921
5/02       13,244           14,601         13,612
5/03       14,411           16,060         14,844



(1) Returns prior to May 24, 1999 represent the performance of the CrestFund Maryland Municipal Bond Fund.

Past performance is no indication of future performance.

The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                        STI CLASSIC SHORT-TERM BOND FUND
                        --------------------------------

The STI Classic Short-Term Bond Fund (the "Fund") seeks to provide high current income while preserving capital primarily through investment in short to intermediate-term investment grade fixed income securities. The Fund is suitable for investors seeking higher yields than other short-term investments with less share-price volatility than longer-term bond funds.

With money market yields declining to decades low levels, the Fund has been an ideal low risk bond fund alternative for money market investors. Over the past year, the dividend yield has been consistently higher than that of money market funds while the NAV has fluctuated $0.26 from high to low averaging $10.00 a share. The current NAV as of May 31, 2003 is $10.04 a share for the Trust Share class. The average maturity of the Fund is 1.74 years with an average quality rating of AA.

Trust shares of the Fund were up 3.70% for the year ended May 31, 2003. The three-year Treasury note fell in yield over 200 basis points ("bp") to 1.56%. Primary factors driving yields lower was a drop in economic activity due to the war with Iraq, lack of business spending, a weak labor market, a tepid consumer, waning consumer confidence, high debt levels, and concerns about deflation.

Monetary  policy has been  accommodative,  as the  Federal  funds rate ended the fiscal year at 1.25%. In comparison to 2001 when the Federal Reserve aggressively eased monetary policy by 475bp, the Fed lowered rates only once in 2002 by 50bp. The prospect of the Fed buying longer dated U.S. Treasury securities has also helped drive intermediate and long-term yields lower.

Improvement in corporate bonds added to overall performance in the second half of the fiscal year as credit spreads narrowed after peaking in late October of 2002. The first half was difficult as corporate fraud and greed caused corporate bonds to under-perform Treasuries. In general, the Fund has maintained a higher corporate allocation throughout the year.



/s/ Robert W. Corner                     /s/ H. Rick Nelson


Robert W. Corner                         H. Rick Nelson
Managing Director                        Managing Director

TRUST SHARES
AVERAGE ANNUAL TOTAL RETURNS
(PERIODS ENDED MAY 31, 2003)

     --------------------------------------------------------------
                                           Annualized   Cumulative
                                           Inception    Inception
      One Year 3 Years  5 Years  10 Years  to Date      to Date
     --------------------------------------------------------------
        3.70%   6.00%    4.98%     5.25%     5.23%        68.31%
     --------------------------------------------------------------

[Graphic Omitted Plot Points as follows:]

         STI Classic       Salomon
         Short-Term        1-3 Year
         Bond Fund,        Treasury/Government/
         Trust Shares      Credit Index

5/31/93     10,000            10,000
5/94        10,202            10,220
5/95        10,977            10,978
5/96        11,466            11,569
5/97        12,188            12,336
5/98        13,079            13,203
5/99        13,610            13,914
5/00        14,001            14,485
5/01        15,419            15,999
5/02        16,081            17,034
5/03        16,676            18,140


INVESTOR SHARES
AVERAGE ANNUAL TOTAL RETURNS
(PERIODS ENDED MAY 31, 2003)

     --------------------------------------------------------------
                                           Annualized   Cumulative
                                           Inception    Inception
      One Year 3 Years  5 Years  10 Years  to Date      to Date
     --------------------------------------------------------------
        3.47%   5.81%    4.79%     5.05%     4.98%        64.17%    Without load
     --------------------------------------------------------------
        1.45%   5.09%    4.36%     4.84%     4.77%        60.81%    With load
     --------------------------------------------------------------

[Graphic Omitted Plot Points as follows:]

         STI Classic       Salomon
         Short-Term        1-3 Year
         Bond Fund,        Treasury/Government/
         Investor Shares   Credit Index

5/31/93      9,800            10,000
5/94         9,978            10,220
5/95        10,721            10,978
5/96        11,174            11,569
5/97        11,841            12,336
5/98        12,693            13,203
5/99        13,185            13,914
5/00        13,537            14,485
5/01        14,877            15,999
5/02        15,501            17,034
5/03        16,039            18,140


FLEX SHARES
AVERAGE ANNUAL TOTAL RETURNS
(PERIODS ENDED MAY 31, 2003)

        --------------------------------------------------
                                    Annualized  Cumulative
                                    Inception   Inception
         One Year 3 Years  5 Years  to Date     to Date
        --------------------------------------------------
          3.11%    5.45%    4.42%     4.79%       45.07%   Without CDSC
        --------------------------------------------------
          1.11%    With CDSC
        --------

[Graphic Omitted Plot Points as follows:]

         STI Classic       Salomon
         Short-Term        1-3 year
         Bond Fund,        Treasury/Government/
         Flex Shares       Credit Index

6/30/95     10,000            10,000
5/96        10,359            10,481
5/97        10,941            11,176
5/98        11,689            11,962
5/99        12,098            12,606
5/00        12,378            13,124
5/01        13,566            14,495
5/02        14,075            15,433
5/03        14,513            16,435

Past performance is no indication of future performance.

The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

              STI CLASSIC SHORT-TERM U.S. TREASURY SECURITIES FUND
              ----------------------------------------------------

The investment objective of the STI Classic Short-Term U.S. Treasury Securities Fund (the "Fund") is to provide high current income while preserving capital through investment exclusively in short-term U.S. Treasury securities. The goal of the Fund is to capture the yield advantage, which normally exists between money market instruments and short-term bonds. The price volatility of short-term bonds is very modest and over time has consistently been offset by the incremental yield of these instruments relative to money market securities. The Fund is managed from a total return perspective, that is, day to day decisions are made with a view toward maximizing income and price appreciation. The investment discipline applied in managing the Fund emphasizes adding value through yield curve analysis. Investments are made in those segments of the yield curve within the applicable universe, which offer the most attractive risk/reward characteristics.

The Fund met both its objective and goal during the year ending May 31, 2003 with a total return of 4.31% for the Fund's Trust shares. Short-term interest rates declined during the 2nd half of 2002 in response to the 0.50% easing of the Federal funds rate and the discount rate by the Federal Reserve Board during November and the declining prospects for a normal economic recovery leading up to the Iraq war. Short-term interest rates rose in March as the war in Iraq went better than expected and the outlook for a post war recovery was renewed. The post war economic recovery has been extremely weak and disappointing which has led to another period of lower interest rates as we close out the Fund's fiscal year in May. The value of the short-term Treasuries held by the Fund increased as a result of the overall decline in interest rates. This increase in values led to the Fund's significant out-performance of both treasury money market funds, as represented by the iMoneyNet, Inc. 100% U.S. Treasury average one year return of 0.79% and the Salomon 6-Month Treasury Bill Index, which had a one year return of 1.60%. The Salomon 1-3 Year Treasury Index, which does not include fees or expenses and has a longer average maturity than the Fund, had a total return of 5.40% for the one-year period.



                                 /s/ David S. Yealy

                                 David S. Yealy
                                 Managing Director

TRUST SHARES
AVERAGE ANNUAL TOTAL RETURNS
(PERIODS ENDED MAY 31, 2003)

     --------------------------------------------------------------
                                           Annualized   Cumulative
                                           Inception    Inception
      One Year 3 Years  5 Years  10 Years  to Date      to Date
     --------------------------------------------------------------
        4.31%   5.66%    5.06%     5.03%     4.97%       64.16%
     --------------------------------------------------------------

[Graphic Omitted Plot Points as follows:]

         STI Classic
         Short-Term        Salomon       Salomon
         U.S Treasury      1-3 Year      6-Month
         Securities Fund,  Treasury      Treasury Bill
         Trust Shares      Index         Index

5/31/93    10,000           10,000           10,000
5/94       10,218           10,207           10,336
5/95       10,842           10,952           10,895
5/96       11,355           11,482           11,493
5/97       12,009           12,289           12,112
5/98       12,766           13,147           12,769
5/99       13,352           13,847           13,403
5/00       13,852           14,417           14,105
5/01       14,963           15,830           14,958
5/02       15,665           16,797           15,413
5/03       16,340           17,704           15,660


INVESTOR SHARES
AVERAGE ANNUAL TOTAL RETURNS
(PERIODS ENDED MAY 31, 2003)

     --------------------------------------------------------------
                                           Annualized   Cumulative
                                           Inception    Inception
      One Year 3 Years  5 Years  10 Years  to Date      to Date
     --------------------------------------------------------------
        4.13%   5.47%    4.90%     4.86%     4.80%         61.40%   Without load
     --------------------------------------------------------------
        3.12%   5.11%    4.69%     4.76%     4.70%         59.81%   With load
     --------------------------------------------------------------

[Graphic Omitted Plot Points as follows:]

         STI Classic
         Short-Term         Salomon       Salomon
         U.S Treasury       1-3 Year      6-Month
         Securities Fund,   Treasury      Treasury Bill
         Investor Shares    Index         Index

5/31/93      9,900          10,000         10,000
5/94        10,100          10,207         10,336
5/95        10,709          10,952         10,895
5/96        11,193          11,482         11,493
5/97        11,819          12,289         12,112
5/98        12,533          13,147         12,769
5/99        13,102          13,847         13,403
5/00        13,571          14,417         14,105
5/01        14,639          15,830         14,958
5/02        15,289          16,797         15,413
5/03        15,920          17,704         15,660


FLEX SHARES
AVERAGE ANNUAL TOTAL RETURNS
(PERIODS ENDED MAY 31, 2003)

        --------------------------------------------------
                                    Annualized  Cumulative
                                    Inception   Inception
         One Year 3 Years  5 Years  to Date     to Date
        --------------------------------------------------
          3.88%    5.27%    4.69%     4.79%       44.99%   Without CDSC
        --------------------------------------------------
          1.88%    With CDSC
        ---------

[Graphic Omitted Plot Points as follows:]

         STI Classic
         Short-Term        Salomon       Salomon
         U.S Treasury      1-3 Year      6-Month
         Securities Fund,  Treasury      Treasury Bill
         Flex Shares       Index         Index

6/30/95     10,000          10,000       10,000
5/96        10,357          10,428       10,500
5/97        10,894          11,161       11,065
5/98        11,537          11,940       11,666
5/99        12,036          12,576       12,244
5/00        12,438          13,094       12,886
5/01        13,392          14,377       13,666
5/02        13,966          15,255       14,081
5/03        14,508          16,079       14,306

Past performance is no indication of future performance.

The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                        STI CLASSIC STRATEGIC INCOME FUND
                        ---------------------------------

The investment objective of the STI Classic Strategic Income Fund (the "Fund") is to provide current income, with a secondary goal of preserving capital. For the year ended May 31, 2003 the Fund provided a relatively high level of current income while maintaining a relatively stable Net Asset Value. The Fund's Trust class shares NAV began at $9.80 and ended the fiscal year at $9.99. Over the course of the year, the Fund distributed 6.2% income for the Trust class shares and 5.7% for the Flex class shares, while generating 8.73% and 8.16% in total return respectively.

The bond market over the past year has seen unprecedented market events and an extraordinary level of volatility. We ended the fiscal year at record low levels of interest rates for Treasury notes, mortgages, and money market funds. The low rate environment has left fixed income investors looking for higher levels of income as shorter-term investments are coming due, and forcing reinvestment at lower and lower rates. This has been the case through much of the past year while risk was seemingly omnipresent. Bond investors know well the negative consequences of a rising rate environment on long term bonds, and have been reminded of credit risk through much of the past year through significant credit downgrades and record sized corporate bankruptcies. Since the significant event risk experienced through much of last year -- where both high grade and high yield (below investment grade) corporate bonds under performed dramatically, the market has largely reversed course and has become orderly. "Event risk" has faded from the headlines and corporate profitability has improved. Additionally, while economic conditions have improved, it has been far from robust. Inflation has continued to wane both domestically and abroad, and with monetary policy still leaning easier, the risk of a rise in rates has moved much further out on the horizon. All things considered, investment capital has increasingly been reinvested in longer-term bond funds, including and in particular, the lower rated corporate bond market, with confidence. Additionally, the international fixed income market has attracted capital as many countries offer higher yields than the U.S. All of this has contributed to driving all interest rates lower, benefiting the overall investment performance of the Fund.

As the uncertainty over the timing and strength of an economic rebound continues, investors continue to search for increasing their level of income without taking on significant additional risk. The Fund has been, and will continue to attempt to balance the two major types of risk in the bond market --- interest rate risk and credit risk -- within the portfolio through diversification across U.S. Government, International Government, and High Yield bonds. Over the past year, when the economy was declining and corporate credit quality deteriorated, high yield corporate bonds performed badly. However, that environment led to continued lowering of interest rates by the Federal Reserve, and a flight to quality into Government bonds -- both U.S. and International, which performed well. The Fund's holdings in each of these sectors largely offset each other, providing some stability relative to each sector individually. However, the impact of the significant deterioration in the high yield market in the middle of the year outweighed the strength of the Government sector in the fund, and the NAV drifted lower. Some of the impact was due to the larger down move in High Yield, and some was due to the fact that we have consistently overweighted an allocation to the high yield sector throughout the year. We continue to feel there is excellent relative value in the High Yield sector of the bond market and continue to carry the overweight. Since the flight to quality has continued to reverse, and confidence has returned to the corporate bond market, our overweight has allowed the Fund's NAV to drift higher, more than making up for the decline early in the year. As risk premiums have fallen, the strategic relative value assessment has come to fruition. Also, positioning the Fund to take advantage of falling interest rates internationally has benefited the Fund as economies in Europe have slowed and monetary policy has eased. Maintaining sufficient interest rate exposure has allowed the Fund to participate in the continued fall in yields, and provide balance against the high yield corporate bond exposure. Finally, our allocation to lower coupon mortgages has provided incremental income while minimizing prepayments.

Going forward, we will continue to attempt to maintain a well-balanced, diversified portfolio of U.S. Government, International Government, and High Yield Corporate bonds to provide income and stability.




/s/ Agnes G. Pampush                     /s/ Neil J. Powers

Agnes G. Pampush, CFA                    Neil J. Powers, CFA
Managing Director                        Managing Director

TRUST SHARES
AVERAGE ANNUAL TOTAL RETURNS
(PERIODS ENDED MAY 31, 2003)

         ---------------------------------------
                    Annualized        Cumulative
                    Inception         Inception
         One Year   to Date           to Date
         ---------------------------------------
           8.73%      6.26%             9.54%
         ---------------------------------------

[Graphic Omitted Plot Points as follows:]

                     34/33/33 Hybrid
                     of Merrill AAA
                     U.S. Treasury/
         STI         Agency Master,
         Classic     Merrill High                                     Merrill
         Strategic   Yield Master II,   Merrill AAA                   Global
         Income      & Merrill Global   U.S. Treasury/   Merrill      Government
         Fund,       Government         Agency           High Yield   Bond II
         Trust       Bond II            Master           Master II    ex U.S.
         Shares      ex U.S. Indicies   Index            Index        Index

11/30/01 10,000          10,000           10,000           10,000      10,000
5/02     10,075          10,112           10,146           10,174      10,005
5/03     10,954          11,258           11,476           11,159      11,042


FLEX SHARES
AVERAGE ANNUAL TOTAL RETURNS
(PERIODS ENDED MAY 31, 2003)

         ---------------------------------------
                    Annualized        Cumulative
                    Inception         Inception
         One Year   to Date           to Date
         ---------------------------------------
          8.16%      5.76%              8.76%   Without CDSC
         ---------------------------------------
          6.16%    With CDSC
         ------

[Graphic Omitted Plot Points as follows:]

                     34/33/33 Hybrid
                     of Merrill AAA
                     U.S. Treasury/
         STI         Agency Master,
         Classic     Merrill High                                     Merrill
         Strategic   Yield Master II,   Merrill AAA                   Global
         Income      & Merrill Global   U.S. Treasury/   Merrill      Government
         Fund,       Government         Agency           High Yield   Bond II
         Flex        Bond II            Master           Master II    ex U.S.
         Shares      ex U.S. Indicies   Index            Index        Indicies

11/30/01 10,000          10,000           10,000           10,000      10,000
5/02     10,056          10,112           10,146           10,174      10,005
5/03     10,876          11,258           11,476           11,159      11,042

Past performance is no indication of future performance.

The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                   STI CLASSIC U.S. GOVERNMENT SECURITIES FUND
                   -------------------------------------------

The STI Classic U.S. Government Securities Fund (the "Fund") seeks to provide a high level of current income consistent with the preservation of capital by investing primarily in obligations issued or guaranteed (as to timely payment of principal and interest) by the U.S. Government or its instrumentalities and agencies. Total return includes current income as well as capital appreciation or depreciation of the Fund's assets. For the year ended May 31, 2003, the Fund's Trust shares had a total return of 9.25% compared to the Lehman Intermediate U.S. Government Bond Index return of 10.16%. The Merrill Lynch Government/Mortgage Custom Index, which is a customized synthetic index and has no fees, had a total return for the same period of 10.27%.

During this period, the economy continued to grow at a very moderate pace, despite the efforts of the Federal Reserve and the U.S. Government to stimulate economic growth. The Federal Reserve cut short-term interest rates an additional 0.50% in November, while interest rates across the entire Treasury yield curve dropped sharply. The yields on intermediate Treasury securities dropped the most during this period, falling over 2.00%. The sharp decline in interest rates pulled down mortgage rates, as well, spurring a historically strong mortgage-refinancing wave. This caused the average duration of the mortgage index to shorten to less than one year.

Despite this low rate/high prepayment environment, mortgages managed to outperform their duration adjusted Treasury counterparts. The higher yields of the MBS helped to offset the negative impact of higher prepayment speeds. However, the Fund had a slightly shorter average life/duration than the benchmark during this period, and that strategy had a modestly negative impact on the overall performance of the Fund.

The Fund continues to invest in U.S. Government securities, with an emphasis on higher yielding mortgage-backed securities such as GNMA. These mortgages provide a more stable income distribution due to monthly payment of principal and interest.







                                          /s/ Michael Sebesta

                                          Michael Sebesta
                                          Managing Director

TRUST SHARES
AVERAGE ANNUAL TOTAL RETURNS
(PERIODS ENDED MAY 31, 2003)

        --------------------------------------------------
                                    Annualized  Cumulative
                                    Inception   Inception
         One Year 3 Years  5 Years  to Date     to Date
        --------------------------------------------------
          9.25%    9.51%    6.76%    7.18%       84.41%
        --------------------------------------------------

[Graphic Omitted Plot Points as follows:]


         STI Classic       Merrill Lynch    Lehman
         U.S. Government   Government/      Intermediate
         Securities        Mortgage         U.S. Government
         Fund,             Custom           Bond
         Trust Shares      Index*           Index

8/31/94     10,000           10,000            10,000
5/95        10,832           10,925            10,734
5/96        11,132           11,404            11,221
5/97        11,972           12,331            12,018
5/98        13,260           13,653            13,050
5/99        13,777           14,284            13,699
5/00        14,002           14,685            14,112
5/01        15,599           16,504            15,777
5/02        16,831           17,847            16,978
5/03        18,388           19,680            18,703


INVESTOR SHARES
AVERAGE ANNUAL TOTAL RETURNS
(PERIODS ENDED MAY 31, 2003)

        --------------------------------------------------
                                    Annualized  Cumulative
                                    Inception   Inception
         One Year 3 Years  5 Years  to Date     to Date
        --------------------------------------------------
          8.79%    9.06%    6.33%    6.68%        78.77%    Without load
        --------------------------------------------------
          4.69%    7.70%    5.52%    6.23%        72.06%    With load
        --------------------------------------------------

[Graphic Omitted Plot Points as follows:]

         STI Classic       Merrill Lynch    Lehman
         U.S. Government   Government/      Intermediate
         Securities        Mortgage         U.S. Government
         Fund,             Custom           Bond
         Investor Shares   Index*           Index

6/30/94       9,625          10,000            10,000
5/95         10,571          11,139            10,906
5/96         10,832          11,628            11,401
5/97         11,613          12,573            12,211
5/98         12,801          13,921            13,259
5/99         13,257          14,564            13,919
5/00         13,415          14,974            14,338
5/01         14,883          16,827            16,030
5/02         15,995          18,197            17,250
5/03         17,401          20,066            19,002


FLEX SHARES
AVERAGE ANNUAL TOTAL RETURNS
(PERIODS ENDED MAY 31, 2003)

        --------------------------------------------------
                                    Annualized  Cumulative
                                    Inception   Inception
         One Year 3 Years  5 Years  to Date     to Date
        --------------------------------------------------
          8.14%    8.54%    5.81%    5.84%        57.31%    Without CDSC
        --------------------------------------------------
          6.14%    With CDSC
        --------

[Graphic Omitted Plot Points as follows:]

         STI Classic       Merrill Lynch    Lehman
         U.S. Government   Government/      Intermediate
         Securities        Mortgage         U.S. Government
         Fund,             Custom           Bond
         Flex Shares       Index*           Index

6/30/95     10,000           10,000            10,000
5/96        10,143           10,365            10,387
5/97        10,809           11,207            11,125
5/98        11,866           12,409            12,080
5/99        12,221           12,982            12,681
5/00        12,306           13,347            13,063
5/01        13,592           14,999            14,605
5/02        14,552           16,220            15,716
5/03        15,737           17,886            17,313


Past performance is no indication of future performance.

The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.

*The Merrill Lynch Government/Mortgage Index is a synthetic index created by combining, at their respective market weights: (i) the Merrill Lynch Government Master Index, which is a widely-recognized index comprised of U.S. Treasury securities and U.S. Government agency securities with a maturity of at least one year; and (ii) the Merrill Lynch Mortgage Master Index, which is a widely-recognized market value-weighted index comprised of mortgage-backed securities including 15 and 30 year single family mortgages in addition to aggregate pooled mortgages.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

              STI CLASSIC VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
              -----------------------------------------------------

The STI Classic Virginia Intermediate Municipal Bond Fund (the "Fund") is an intermediate maturity fund that holds, primarily, investment grade bonds, supplemented by a small allocation to non rated bonds that the Advisor believes to be comparable in credit quality to lower investment grade. The Fund purchases securities issued by the Commonwealth of Virginia, its authorities, political subdivisions and agencies, occasionally supplemented with bonds issued by Puerto Rico. The Fund seeks to generate a competitive total return and income distribution with a more stable net asset value than long-term funds. We expect to maintain an average maturity between 5 and 10 years with no limitation on the maturity of a single holding. Currently, the Fund's longest bonds mature in 22 years. Nearly 75% of assets mature between 4 and 17 years. Duration is expected to stay in a range of 5 to 5.5. Modified adjusted duration is now 5.34. The Fund monitors the Lehman 5-Year Index with duration of 4.01.

Compared to one year ago, the municipal yield curve is steeper and yields are dramatically lower. As measured by the yield pick up from 2 to 30 years, the slope of the curve was 330 basis points, compared to 280 BP one year ago. In terms of absolute change, rates declined 125 BP on 5-year high-grade bonds, 100 BP in 10 years, 85 BP in 20 years, and 80 BP in 30 years. Rates are at their lowest level since the 1960s on municipal securities and have dropped, precipitously, to 45-year lows across the U.S. Treasury curve. As a result, the total rate of return ("TRR") calculated by bond indices has been impressive with returns of 10% or higher on municipal bonds of 7 years and longer over 12 months.

The economic recovery that was expected at this time one year ago is not in evidence. Non-farm payroll data has shown little or no growth and continuing unemployment claims have not fallen like analysts hoped. Interest rates in the U.S. moved to historic lows while inflation was a non-issue at a time of excess production capacity worldwide following the boom years in the late 1990s. Even a declining U.S. dollar and pending record budgetary deficit failed to pull rates back up. Similarly, the war in IRAQ was a valid reason for caution by business leaders who, it was believed, were delaying hiring and investment decisions until the war was resolved. So far this has not occurred but the U.S. consumer has stayed in the game aided by lower mortgage rates for refinancing or purchasing new homes.

For the 12 months ended May 31, 2003, the Fund produced a competitive return though it could have been higher with a more "bulleted" portfolio inside 15 years. Our emphasis on credit quality resulted in a minor allocation to bonds rated below single-A. Just over 85% of total assets were rated double-A or higher. The largest sectors represented are state and local general obligations at 28%, health care at 15% and housing at 12% of total assets. Bonds subject to the alternative minimum tax are at 8.7% and this allocation will decline.

For the 12 months ended May 31, 2003, the Fund's TRR was 8.43% for the Trust Shares class. The Lehman 5-Year General Obligation Bond Index had a return of 8.72% for the same period. The Lipper Other States Intermediate Municipal Debt Objective median return was reported as 8.42% for the same period.

Following a dramatic move to lower rates in 2003, bond market participants wonder where rates can go from here. Cross currents include the demand for higher yields from holders of sizable money fund balances, budgetary deficits that need to be financed and competition from equity markets. Unlike the Federal government, most states are required by their Constitutions to balance spending with declining tax and other revenues. Tax hikes have been enacted in some states but not in Virginia, thus far. There also have been no credit downgrades of governmental bonds in our region. Inflation remains low and some economists have expressed concerns about possible deflation. As we await the ability of the U.S. economy to recover following aggressive assistance from monetary and fiscal policy, we intend to favor higher coupon bonds for their defensive characteristics when rates eventually turn higher. Duration will likely come down to the lower end of a 5 to 5.5 historical range.





                                          /s/ George E. Calvert Jr.

                                          George E. Calvert Jr.
                                          Vice President

TRUST SHARES(1)
AVERAGE ANNUAL TOTAL RETURNS
(PERIODS ENDED MAY 31, 2003)

     --------------------------------------------------------------
                                           Annualized   Cumulative
                                           Inception    Inception
      One Year 3 Years  5 Years  10 Years  to Date      to Date
     --------------------------------------------------------------
        8.43%   8.09%    5.22%     5.07%    5.22%         69.66%
     --------------------------------------------------------------

[Graphic Omitted Plot Points as follows:]

         STI Classic                   Lipper
         Virginia          Lehman      Other States
         Intermediate      5-Year      Intermediate
         Municipal         Municipal   Municipal
         Bond Fund,        Bond        Debt Funds
         Trust Shares      Index       Objectives

5/31/93    10,000           10,000       10,000
5/94        9,998           10,310       10,241
5/95       10,785           11,019       10,952
5/96       11,178           11,542       11,351
5/97       11,845           12,243       12,034
5/98       12,719           13,096       12,878
5/99       13,160           13,737       13,320
5/00       12,988           13,828       13,160
5/01       14,337           15,236       14,441
5/02       15,129           16,200       15,200
5/03       16,404           17,613       16,480


INVESTOR SHARES(1)
AVERAGE ANNUAL TOTAL RETURNS
(PERIODS ENDED MAY 31, 2003)

     --------------------------------------------------------------
                                           Annualized   Cumulative
                                           Inception    Inception
      One Year 3 Years  5 Years  10 Years  to Date      to Date
     --------------------------------------------------------------
        8.38%   8.01%    5.19%     5.06%     4.99%        63.34%    Without load
     --------------------------------------------------------------
        4.33%   6.66%    4.40%     4.65%     4.59%        57.20%    With load
     --------------------------------------------------------------

[Graphic Omitted Plot Points as follows:]

         STI Classic                   Lipper
         Virginia          Lehman      Other States
         Intermediate      5-Year      Intermediate
         Municipal         Municipal   Municipal
         Bond Fund,        Bond        Debt Funds
         Investor Shares   Index       Objectives

1/31/93       9,625         10,000       10,000
5/94          9,623         10,310       10,241
5/95         10,369         11,019       10,952
5/96         10,746         11,542       11,351
5/97         11,386         12,243       12,034
5/98         12,236         13,096       12,878
5/99         12,664         13,737       13,320
5/00         12,507         13,828       13,160
5/01         13,787         15,236       14,441
5/02         14,541         16,200       15,200
5/03         15,760         17,613       16,480


(1) Returns prior to May 24, 1999 represent the performance of the CrestFund Virginia Intermediate Municipal Bond Fund.

Past performance is no indication of future performance.

The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                    STI CLASSIC VIRGINIA MUNICIPAL BOND FUND
                    ----------------------------------------

The STI Classic Virginia Municipal Bond Fund (the "Fund") is a long term bond fund that holds, primarily, investment grade bonds supplemented by a small allocation to non rated bonds that the Advisor believes are comparable in quality to lower investment grade bonds. The Fund purchases securities issued by the Commonwealth of Virginia, its political subdivisions, authorities and agencies, supplemented, occasionally, with bonds issued by Puerto Rico. The Fund seeks to generate an attractive distribution to shareholders while producing a competitive total rate of return ("TRR") with bonds maturing out to 30 years or longer as well as variable rate tender bonds as money market securities. Although there are no average maturity or duration limitations on the portfolio, we intend to follow the duration of the Lehman 10-Year Municipal Bond Index with its modified adjusted duration of 6.62 years and average maturity of 9.85 years at May 31. The Fund's duration was shorter at 6.25 at May 31. We also monitor the Lehman GO Index with its wider maturity dispersion but similar duration as the 10-Year Index.

Compared to one year ago, the municipal yield curve is steeper and yields are dramatically lower. As measured by the yield pick up from 2 to 30 years, the slope of the curve was 330 basis points (BP), compared to 280 BP one year ago. In terms of yield changes, rates declined 125 BP on 5-year high-grade bonds, 100 BP in 10 years, 85 BP in 20 years, and 80 BP in 30 years. Interest rates are at their lowest levels since the 1960s on municipal securities and have dropped precipitously to 45-year lows across the U.S. Treasury curve. As a result, the TRR calculated by bond indices has been impressive with returns of 10% or higher on municipal bonds of 7 years and longer over 12 months.

The economic recovery that was expected at this time a year ago has not materialized. Non-farm payroll data has shown no growth and continuing unemployment claims have not dropped like analysts expected. Interest rates in the U.S. moved to historic lows with inflation a non issue at a time of excess production capacity world wide due to a continued "hang over" following the boom years in the late 1990s. Even a declining U.S. currency and pending record budgetary deficits failed to pull rates back up. Similarly, the war in Iraq was a valid reason for caution by business leaders who, it was believed, were delaying hiring and investment decisions until the war was resolved. So far this is not in evidence but the U.S. consumer has stayed in the game aided by lower mortgage rates for refinancing or purchasing new homes.

With this backdrop the Fund produced a competitive TRR over twelve months holding all sectors of the market and emphasizing quality, diversification and call protection. Approximately 70% of total assets were rated double-A or higher. There is little or no sector concentration with GO bonds the largest at 19% followed by water & sewer revenue bonds at 15% and healthcare at 14%. The Fund holds 10% of assets in non-rated, governmental purpose and private activity bonds for yield enhancement. Bonds subject to the alternative minimum tax comprise only 3.3% of assets.

For the twelve months ended May 31, 2003, the Fund's TRR was 9.86% for the Trust Shares class. The Lehman 10-Year Municipal Bond Index had a return of 11.08% for the same period. The Lipper Virginia Municipal Debt Funds Objective median return was reported as 9.22%.

With tax-exempt rates at extreme lows, bond market observers wonder where rates can go from here with Federal budgetary deficits looming and most of the 50 states experiencing dire revenue shortfalls. Unlike the Federal government, states are required by their constitutions to balance spending with declining tax and other revenues. Tax hikes have been enacted in some states but not in Virginia, thus far. There have been no credit downgrades of governmental bonds in our region. Inflation remains very low and some economists have expressed concerns about possible deflation while the Federal Reserve does everything in its power to bring rates even lower. As we await the future of the US economy to evolve following aggressive assistance from monetary and fiscal policy, we intend to keep duration just below our benchmark and to favor higher coupon bonds for their defensive characteristics when rates eventually turn higher.



                                          /s/ George E. Calvert Jr.

                                          George E. Calvert Jr.
                                          Vice President

TRUST SHARES(1)
AVERAGE ANNUAL TOTAL RETURNS
(PERIODS ENDED MAY 31, 2003)

        --------------------------------------------------
                                    Annualized  Cumulative
                                    Inception   Inception
         One Year 3 Years  5 Years  to Date     to Date
        --------------------------------------------------
           9.86%   9.06%    5.44%    5.94%       60.10%
        --------------------------------------------------

[Graphic Omitted Plot Points as follows:]

         STI Classic        Lehman       Lipper
         Virginia           10-Year      Virginia
         Municipal          Municipal    Municipal
         Bond Fund,         Bond         Debt Funds
         Trust Shares       Index        Objectives

4/30/95    10,000            10,000      10,000
5/95       10,333            10,317      10,319
5/96       10,568            10,805      10,696
5/97       11,302            11,688      11,499
5/98       12,356            12,771      12,572
5/99       12,820            13,361      13,016
5/00       12,412            13,337      12,660
5/01       13,841            14,911      14,045
5/02       14,657            15,889      14,776
5/03       16,103            17,650      16,138

FLEX SHARES(1)
AVERAGE ANNUAL TOTAL RETURNS
(PERIODS ENDED MAY 31, 2003)

        --------------------------------------------------
                                    Annualized  Cumulative
                                    Inception   Inception
         One Year 3 Years  5 Years  to Date     to Date
        --------------------------------------------------
          8.89%    8.11%    4.50%    4.96%        48.22%    Without CDSC
        --------------------------------------------------
          6.89%    With CDSC
        --------

[Graphic Omitted Plot Points as follows:]

         STI Classic       Lehman      Lipper
         Virginia          10-Year     Virginia
         Municipal         Municipal   Municipal
         Bond Fund,        Bond        Debt Funds
         Flex Shares       Index       Objectives

4/30/95    10,000           10,000        10,000
5/95       10,336           10,317        10,319
5/96       10,480           10,805        10,696
5/97       11,121           11,688        11,499
5/98       12,051           12,771        12,572
5/99       12,400           13,361        13,016
5/00       11,888           13,337        12,660
5/01       13,146           14,911        14,045
5/02       13,794           15,889        14,776
5/03       15,020           17,650        16,138

(1) Returns prior to May 24, 1999 represent the performance of the CrestFund Virginia Municipal Bond Fund.

Past performance is no indication of future performance.

The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  MAY 31, 2003



FLORIDA TAX-EXEMPT BOND FUND

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (93.6%)
FLORIDA (86.0%)
   Alachua County, Health Facility
     Authority, Shands Teaching
     Hospital Project, Ser B, RB, MBIA
     1.180%, 12/01/26                  $3,000      $  3,000
   Brevard County, Health Facilities
     Authority, Holmes Regional
     Medical Center Project, RB, MBIA
     Callable 10/01/03 @ 102
     5.700%, 10/01/08                   3,000         3,105
   Brevard County, Sales Tax
     Authority, RB, MBIA
     Prerefunded @ 101 (F)
     5.700%, 12/01/04                     100           108
   Brevard County, School Board,
     COP, AMBAC
     Callable 07/01/12 @ 100
     5.500%, 07/01/17                   1,360         1,574
     5.500%, 07/01/18                   3,015         3,468
   Brevard County, Utility Authority,
     RB, FGIC
     Callable 03/01/12 @ 100
     5.250%, 03/01/13                   1,000         1,159
     5.250%, 03/01/14                   1,000         1,155
   Broward County, Port Facilities
     Authority, Ser C, RB, AMT, MBIA
     5.375%, 09/01/08                   3,360         3,815
   Dade County, Aviation Authority,
     Ser A, RB, AMBAC
     Callable 10/01/05 @ 102
     6.000%, 10/01/09                     500           564
   Dade County, Aviation Authority,
     Ser B, RB, MBIA
     Prerefunded @ 102 (F)
     6.600%, 06/30/03                     825           845
   Dade County, Seaport Project,
     GO, MBIA
     6.500%, 10/01/09                   1,000         1,234
   Dade County, Ser CC, GO, AMBAC
     7.125%, 10/01/15                   1,000         1,353
   Dade County, Water & Sewer System
     Authority, RB, FGIC
     Callable 10/01/03 @ 102
     5.000%, 10/01/07                   2,000         2,066
   Daytona Beach, Utility Systems
     Authority, Ser D, RB, FSA
     Callable 11/15/12 @ 100
     5.250%, 11/15/15                   1,000         1,155
   Daytona Beach, Water & Sewer
     Authority, Ser 1978, RB, ETM
     Callable 11/15/03 @ 101
     6.750%, 11/15/07                     770           879

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
   Deerfield Beach, Water & Sewer
     Authority, RB, FGIC
     6.125%, 10/01/06                  $  250      $    273
   Escambia County, Sales Tax
     Authority, RB, AMBAC
     Callable 10/01/12 @ 101
     5.250%, 10/01/15                   2,165         2,512
   Florida State, Board of Education,
     Capital Outlay, Public Education
     Project, Ser B, GO
     Callable 06/01/11 @ 101
     5.500%, 06/01/15                   3,000         3,493
   Florida State, Board of Education,
     Capital Outlay, Public Education
     Project, Ser B, GO, FGIC
     Callable 06/01/12 @ 101
     5.375%, 06/01/18                   2,130         2,438
   Florida State, Board of Education,
     Capital Outlay, Public Education
     Project, Ser C, GO
     Callable 06/01/05 @ 101
     5.400%, 06/01/10                   2,745         2,992
   Florida State, Board of Education,
     Capital Outlay, Public Education
     Project, Ser D, GO
     Callable 06/01/12 @ 100
     5.375%, 06/01/15                   1,535         1,781
   Florida State, Board of Education,
     Capital Outlay, Public Education
     Project, Ser D, GO
     Callable 06/01/10 @ 101
     5.625%, 06/01/15                   1,235         1,436
   Florida State, Board of Education,
     Capital Outlay, Public Education
     Project, Ser D, GO
     Callable 06/01/10 @ 101
     5.500%, 06/01/14                     790           915
   Florida State, Board of Education,
     Capital Outlay, Ser B, GO
     Callable 06/01/08 @ 101
     5.250%, 06/01/11                   1,000         1,129
   Florida State, Board of Education,
     Capital Outlay, Ser C, GO, ETM
     Callable 06/01/03 @ 100
     7.100%, 06/01/07                     190           199
   Florida State, Board of Education,
     Lottery Revenue, Ser A, RB, FGIC
     Callable 07/01/10 @ 101
     6.000%, 07/01/12                   1,295         1,548
   Florida State, Board of Education,
     Lottery Revenue, Ser A, RB, FGIC
     Callable 07/01/12 @ 101
     5.375%, 07/01/15                   3,500         4,092

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
   Florida State, Board of Education,
     Lottery Revenue, Ser B, RB, FGIC
     Callable 07/01/10 @ 101
     5.500%, 07/01/12                  $4,050      $  4,702
   Florida State, Board of Education,
     Public Education Project,
     Ser H, GO, FSA
     5.250%, 06/01/11                   2,150         2,507
   Florida State, Boynton Beach, Utility
     System Authority, RB, FGIC
     5.500%, 11/01/16                   2,810         3,408
     5.375%, 11/01/14                   2,535         3,043
   Florida State, Division of Bond
     Finance, Department of General
     Services, Department of
     Environmental Protection &
     Preservation, Ser 2000-A, RB, FGIC
     Callable 07/01/09 @ 101
     5.375%, 07/01/11                   2,130         2,443
   Florida State, Finance Department
     of General Services, Department
     of Environmental Protection &
     Preservation, Ser 2000-A,
     RB, MBIA
     6.000%, 07/01/06                   1,000         1,137
   Florida State, Housing Financing
     Authority, Homeowner Mortgage
     Project, Ser 7, RB, AMT, FSA
     Callable 07/01/09 @ 100
     5.200%, 07/01/31                     775           805
   Florida State, Jea-Johns River
     Power, Issue 2 - 17th Ser, RB
     5.250%, 10/01/10                   2,000         2,334
   Florida State, Municipal Loan
     Council, Ser A, RB, MBIA
     5.000%, 05/01/12                   2,165         2,482
   Greater Orlando, Aviation
     Authority, Airport Facilities,
     RB, AMT, FGIC
     5.500%, 10/01/17                   1,810         2,124
     5.250%, 10/01/13                     725           838
   Greater Orlando, Aviation
     Authority, Airport Facilities,
     Ser A, RB, AMT, AMBAC
     Callable 10/01/03 @ 102
     5.400%, 10/01/06                   1,340         1,382
   Hillsborough County, Aviation
     Authority, Tampa International
     Airport Project, Ser A, RB, MBIA
     Callable 10/01/13 @ 100
     5.500%, 10/01/15                   3,000         3,413

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
   Hillsborough County, Industrial
     Development Authority,
     University Community Hospital
     Project, RB, MBIA
     6.500%, 08/15/19                  $  145      $    189
   Jacksonville, Electric Authority,
     Electrical Systems Project,
     Ser 3-A, RB
     Callable 10/01/07 @ 101
     5.250%, 10/01/13                   1,000         1,125
   Jacksonville, Sales Tax Revenue,
     RB, AMBAC
     Callable 10/01/11 @ 100
     5.500%, 10/01/13                   1,435         1,678
     5.500%, 10/01/14                   1,200         1,399
     5.500%, 10/01/15                   1,550         1,796
   Jupiter, Community Center
     Project, GO
     5.500%, 07/01/21                   1,235         1,474
   Lakeland, Electric & Water
     Authority, First Lien,
     Ser C, RB, FSA
     6.050%, 10/01/07                   1,000         1,171
   Lakeland, Utility Tax Authority,
     Ser A, RB, FGIC
     Prerefunded @ 102 (F)
     5.700%, 10/01/04                     100           108
   Lee County, Industrial Development
     Authority, Bonita Springs Utilities
     Project, RB, AMT, MBIA
     Callable 11/01/06 @ 101
     5.750%, 11/01/10                   1,480         1,679
   Lee County, Transportation Facility,
     Ser A, RB, AMBAC
     Callable 10/01/11 @ 100
     5.500%, 10/01/13                   2,000         2,339
   Leon County, Southgate Educational
     Facilities Authority, COP, ETM
     9.000%, 09/01/14                   2,480         3,757
   Miami, Parking Facilities Authority,
     RB, MBIA
     5.250%, 10/01/15                   1,000         1,186
   Miami-Dade County, Aviation
     Authority, Miami International
     Airport Project, Ser C, RB, MBIA
     5.000%, 10/01/09                   1,000         1,146
   Orange County, Health Facilities
     Authority, Ser A, RB, ETM, MBIA
     6.250%, 10/01/07                   1,120         1,322
   Orange County, Health Facilities
     Authority, Ser C, RB, ETM, MBIA
     6.250%, 10/01/16                   4,855         6,268

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  MAY 31, 2003



FLORIDA TAX-EXEMPT BOND FUND--CONCLUDED

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
   Orange County, School Board
     Certificate Partnership, Ser A,
     COP, MBIA
     Callable 08/01/12 @ 100
     5.500%, 08/01/18                  $2,335      $  2,689
   Orlando, Utilities Commission
     Water & Sewer Authority,
     Sub-Ser D, RB, ETM
     6.750%, 10/01/17                   5,385         7,047
   Osceola County, Tourist
     Development Tax Authority,
     Ser A, RB, FGIC
     Callable 10/01/12 @ 100
     5.500%, 10/01/15                   1,000         1,179
   Palm Beach County, Criminal
     Justice Facility, RB
     5.000%, 06/01/15                   1,865         2,159
   Palm Beach County, Land
     Acquisition Program Authority,
     Ser A, GO
     Callable 06/01/11 @ 100
     5.500%, 06/01/16                   1,200         1,379
     5.375%, 06/01/14                   1,050         1,207
   Palm Beach County, School Board
     Authority, Ser C, COP, FSA
     Callable 08/01/12 @ 100
     5.500%, 08/01/14                   2,735         3,236
     5.500%, 08/01/19                   5,305         6,068
   Palm Beach County, School District,
     GO, MBIA
     5.000%, 08/01/07                   3,600         4,051
   Palm Beach County, Solid Waste
     Authority, Ser A, RB, AMBAC
     6.000%, 10/01/10                   6,000         7,268
   Palm Beach County, Solid Waste
     Authority, Ser A, RB,
     ETM, AMBAC
     6.000%, 10/01/09                     300           364
   Pensacola, Airport Authority,
     Ser A, RB, AMT, MBIA
     6.250%, 10/01/09                     505           598
   Pensacola, Airport Authority,
     Ser A, RB, AMT, MBIA
     Callable 10/01/08 @ 102
     6.000%, 10/01/12                   1,075         1,241
   Plant City, Utility Systems
     Authority, RB, MBIA
     6.000%, 10/01/15                     400           497
   Polk County, Utility Systems
     Authority, RB, ETM, FGIC
     6.000%, 10/01/08                   2,250         2,564

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
   Polk County, Utility Systems
     Authority, RB, FGIC
     Callable 10/01/13 @ 100
     5.250%, 10/01/20                  $2,940      $  3,301
   Polk County, Utility Systems
     Authority, RB, FGIC
     Callable 10/01/13 @ 100
     5.250%, 10/01/19                   3,270         3,699
   Tampa, Allegany Health Systems
     Authority, St Mary's Hospital,
     RB, ETM, MBIA
     Callable 12/01/03 @ 102
     5.000%, 12/01/12                   7,280         7,496
   Tampa, Guaranteed Entitlement,
     RB, AMBAC
     6.000%, 10/01/07                   2,190         2,561
     6.000%, 10/01/08                   1,500         1,785
     6.000%, 10/01/18                     500           616
   Tampa, Ser A, RB, AMBAC
     Callable 10/01/11 @ 101
     5.375%, 10/01/14                   1,640         1,914
                                                   --------
                                                    168,462
                                                   --------
PUERTO RICO (7.6%)
   Puerto Rico Commonwealth,
     Government Development
     Authority, RB, MBIA (C)
     Callable 07/01/03 @ 100
     1.050%, 12/01/15                   3,000         3,000
   Puerto Rico Commonwealth,
     Highway & Transportation
     Authority, Ser G, RB, FGIC
     Callable 07/01/13 @ 100
     5.250%, 07/01/19                   2,000         2,270
   Puerto Rico Commonwealth,
     Highway & Transportation
     Authority, Ser H, RB, AMBAC
     Callable 07/01/10 @ 100
     5.000%, 07/01/35                   1,000         1,130
   Puerto Rico Commonwealth,
     Municipal Finance Agency,
     Ser A, RB, FSA
     Callable 08/01/12 @ 100
     5.250%, 08/01/14                   4,330         5,048
     5.250%, 08/01/16                   1,020         1,170
   Puerto Rico Commonwealth,
     Public Improvements Project,
     Ser A, GO, FGIC
     5.500%, 07/01/11                   1,000         1,192

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                     (000)/SHARES  VALUE (000)
--------------------------------------------------------------------------------
   Puerto Rico Commonwealth,
     Public Improvements Project,
     Ser A, GO, MBIA
     5.500%, 07/01/18                  $1,000      $  1,212
                                                   --------
                                                     15,022
                                                   --------
Total Municipal Bonds
     (Cost $169,649)                                183,484
                                                   --------
CASH EQUIVALENTS (5.4%)
   Federated Tax Free Reserve Fund  5,134,206         5,134
   SEI Institutional Tax Free Fund  5,422,461         5,422
                                                   --------
Total Cash Equivalents
     (Cost $10,556)                                  10,556
                                                   --------
REPURCHASE AGREEMENT (0.1%)
   Morgan Stanley
     1.00%, dated 05/30/03,
     matures 06/02/03 repurchase
     price $138,572 (collateralized by
     U.S. Treasury Notes: total
     market value $141,343) (G)       $   139           139
                                                   --------
Total Repurchase Agreement
     (Cost $139)                                        139
                                                   --------
Total Investments (99.1%)
   (Cost $180,344)                                  194,179
                                                   --------
OTHER ASSETS AND LIABILITIES (0.9%)
Investment Advisory Fees Payable                       (100)
Administration Fees Payable                             (11)
Distribution Fees Payable                               (23)
Custodian Fees Payable                                   (1)
Other Assets and Liabilities, Net                     1,811
                                                   --------
Total Other Assets and Liabilities                    1,676
                                                   --------

--------------------------------------------------------------------------------

                                                   VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Paid in Capital -- Trust Shares
   (unlimited authorization -- no par value)
   based on 12,615,560 outstanding shares
   of beneficial interest                          $134,404
Paid in Capital -- Investor Shares
   (unlimited authorization -- no par value)
   based on 700,710 outstanding shares
   of beneficial interest                             7,587
Paid in Capital -- Flex Shares
   (unlimited authorization -- no par value)
   based on 3,436,112 outstanding shares
   of beneficial interest                            37,952
Undistributed net investment income                      12
Accumulated net realized gain on investments2,065
Net unrealized appreciation on investments           13,835
                                                   --------
Total Net Assets (100.0%)                          $195,855
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares
   ($147,423,386 / 12,615,560 shares)              $  11.69
                                                   ========
Net Asset Value and Redemption
   Price Per Share -- Investor Shares
   ($8,191,083 / 700,710 shares)                   $  11.69
                                                   ========
Maximum Offering Price Per Share-- Investor
   Shares ($11.69 / 96.25%)                        $  12.15
                                                   ========
Net Asset Value and Offering
   Price Per Share-- Flex Shares (1)
   ($40,240,626 / 3,436,112 shares)                $  11.71
                                                   ========





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 72.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  MAY 31, 2003



GEORGIA TAX-EXEMPT BOND FUND

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (92.6%)
GEORGIA (92.6%)
   Atlanta & Fulton County,
     Recreational Authority, Park
     Improvement, RB, AMBAC
     Callable 12/01/10 @ 101
     5.500%, 12/01/13                  $1,005      $  1,178
     5.250%, 12/01/16                   1,050         1,184
   Atlanta, Airport Facilities
     Authority, RB, AMBAC
     6.500%, 01/01/06                   1,000         1,126
   Atlanta, Water & Sewer Authority,
     RB, ETM
     6.000%, 01/01/11                   1,000         1,215
   Augusta, Water & Sewer Authority,
     RB, FSA
     Callable 10/01/12 @ 100
     5.250%, 10/01/14                   1,640         1,903
   Bibb County, GO
     7.000%, 01/01/04                     985         1,019
   Brunswick, Water & Sewer
     Authority, Refunding &
     Improvement Project, RB, MBIA
     6.100%, 10/01/14                   1,000         1,257
   Cherokee County, School Systems, GO
     Callable 08/01/11 @ 101
     5.250%, 08/01/15                   1,000         1,142
   Cherokee County, School Systems,
     GO, MBIA
     5.000%, 08/01/11                   1,000         1,148
   Clarke County, Hospital Authority,
     Athens Regional Medical Control
     Project, RB, MBIA
     5.375%, 01/01/07                   1,425         1,598
   Clarke County, Hospital Authority,
     Athens Regional Medical Control
     Project, RB, MBIA
     Callable 01/01/12 @ 101
     5.375%, 01/01/16                     585           659
     5.375%, 01/01/17                     870           975
   Clayton County, Development
     Authority, Tuff Archives Project,
     Ser A, RB, MBIA
     Callable 07/01/12 @ 100
     5.250%, 07/01/15                     790           903
     5.250%, 07/01/16                     875           993
   Clayton County, Water & Sewer
     Authority, RB, AMBAC
     Callable 05/01/06 @ 102
     5.350%, 05/01/09                     800           900
   Clayton County, Water & Sewer
     Authority, Refunding &
     Improvement Project, RB
     5.250%, 05/01/13                   1,000         1,176

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
   Cobb County & Marietta, Water
     Authority, RB
     Callable 11/01/12 @ 102
     5.500%, 11/01/13                  $1,560      $  1,883
   Cobb County, Water & Sewer
     Authority, RB
     Callable 07/01/04 @ 102
     5.125%, 07/01/06                   1,000         1,061
   Cobb-Marietta County, Coliseum &
     Expo Project, RB, MBIA
     5.500%, 10/01/12                     940         1,110
   Coweta County, Development
     Authority, Newnan Water, Sewer
     & Light Community Project,
     RB, AMBAC
     Callable 01/01/10 @ 101
     5.250%, 01/01/14                   1,700         1,927
   Coweta County, Water & Sewer
     Authority, RB
     Callable 06/01/11 @ 102
     5.250%, 06/01/14                     395           457
     5.000%, 06/01/12                   1,470         1,692
   Dalton, Utilities Authority, RB, MBIA
     6.000%, 01/01/08                   3,240         3,782
   DeKalb County, Development
     Authority, Emory University
     Project, Ser A, RB
     5.375%, 11/01/05                   1,650         1,811
   DeKalb County, Development
     Authority, Emory University
     Project, Ser A, RB
     Callable 11/01/05 @ 101
     5.200%, 11/01/08                     500           550
   DeKalb County, School District,
     Ser A, GO, ETM
     6.250%, 07/01/11                   1,500         1,866
   DeKalb County, Special Recreation
     Tax District, GO
     5.000%, 12/01/12                   2,000         2,324
     5.000%, 12/01/13                     750           878
   DeKalb County, Water & Sewer
     Authority, RB
     Callable 10/01/10 @ 101
     5.250%, 10/01/12                   1,000         1,149
   Douglasville-Douglas County, Water
     & Sewer Authority, RB, AMBAC
     5.625%, 06/01/15                   1,390         1,685
   Downtown Smyrna, Development
     Authority, RB, AMBAC
     5.250%, 02/01/14                   1,050         1,233

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
   Fayette County, Public Facility
     Authority, Criminal Justice Center
     Project, RB
     Callable 06/01/11 @ 101
     5.000%, 06/01/15                  $  940      $  1,050
   Fayette County, Public Facility
     Authority, Criminal Justice
     Center Project, RB
     Prerefunded @ 101 (F)
     6.250%, 06/01/10                     700           867
   Forsyth County, School District, GO
     6.500%, 07/01/06                   1,000         1,150
   Forsyth County, School District, GO
     Callable 02/01/10 @ 102
     6.000%, 02/01/15                   1,000         1,191
     5.750%, 02/01/11                   3,000         3,558
   Forsyth County, School District,
     GO, MBIA
     Prerefunded @ 102 (F)
     5.350%, 07/01/05                     780           863
   Fulton County, School District, GO
     6.375%, 05/01/17                     500           651
     5.250%, 01/01/12                   1,000         1,164
   Fulton County, Water & Sewer
     Authority, RB, ETM, FGIC
     6.375%, 01/01/14                   1,000         1,252
   Gainesville, Water & Sewer
     Authority, RB, FSA
     Callable 11/15/11 @ 100
     5.250%, 11/15/16                   1,555         1,752
   Georgia State, Housing & Financial
     Authority, Single-Family
     Mortgage, Sub-Ser B-1, RB
     Callable 06/01/05 @ 102
     5.550%, 12/01/07                     550           590
   Georgia State, Housing & Financial
     Authority, Single-Family Mortgage,
     Sub-Ser B-1, RB, FHA
     Callable 06/01/06 @ 102
     5.600%, 12/01/11                     450           482
     5.550%, 12/01/10                     325           350
   Georgia State, Municipal Electric
     Authority, RB, ETM
     Callable 07/07/03 @ 100
     8.000%, 01/01/15                   1,900         2,699
   Georgia State, Municipal Electric
     Authority, Ser B, RB, ETM, MBIA
     5.700%, 01/01/19                   1,000         1,212
   Georgia State, Private Colleges &
     Universities Authority, Emory
     University Project, Ser A, RB
     5.250%, 09/01/09                   1,500         1,743

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
   Georgia State, Private Colleges &
     Universities Facilities Authority,
     Mercer University Project, RB,
     ETM, MBIA
     6.400%, 11/01/11                  $1,675      $  2,118
   Georgia State, Ser C, GO
     6.250%, 08/01/13                   1,650         2,102
   Georgia State, Ser D, GO
     Callable 11/01/11 @ 100
     5.000%, 11/01/15                   1,000         1,120
   Griffin Combined Public Utility
     Authority, RB, AMBAC
     Callable 01/01/2013 @ 102
     5.000%, 01/01/15                   1,140         1,302
   Gwinnett County, Recreational
     Authority, RB
     5.800%, 02/01/06                     660           736
   Gwinnett County, School District,
     Ser B, GO
     6.400%, 02/01/06                     500           565
     6.400%, 02/01/07                   1,500         1,744
   Hall County, School District,
     Ser B, GO
     6.300%, 12/01/05                     675           758
   Henry County, Hospital Authority,
     Henry Medical Center Project,
     RB, AMBAC
     Callable 07/01/07 @ 102
     5.500%, 07/01/08                     545           625
   Henry County, Hospital Authority,
     Henry Medical Center Project,
     RB, AMBAC
     Prerefunded @ 102 (F)
     5.500%, 07/01/07                   1,640         1,906
   Henry County, School District, GO
     Callable 08/01/11 @ 100
     5.125%, 08/01/13                   1,500         1,713
   Henry County, School District,
     Ser A, GO
     6.450%, 08/01/11                     500           612
   Henry County, Water & Sewer
     Authority, RB, AMBAC
     6.150%, 02/01/20                   2,465         3,140
   Henry County, Water & Sewer
     Authority, RB, FGIC
     6.000%, 02/01/18                   1,055         1,329
     5.625%, 02/01/16                     940         1,141
   Henry County, Water & Sewer
     Authority, Ser A, RB, MBIA
     5.375%, 02/01/13                     500           592

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  MAY 31, 2003



GEORGIA TAX-EXEMPT BOND FUND--CONCLUDED

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
   Houston County, School District,
     Intergovernmental Contract,
     COP, MBIA
     Prerefunded @ 102 (F)
     6.000%, 03/01/04                  $2,000      $  2,114
   Medical Center Hospital Authority,
     Columbus Regional Health Care
     System, RB, MBIA
     Prerefunded @ 102 (F)
     6.000%, 08/01/05                   1,340         1,504
   Meriwether County, School District,
     GO, FSA
     7.000%, 02/01/06                     740           847
   Metropolitan Atlanta, Rapid
     Transportation Authority,
     Ser A, RB, MBIA
     6.250%, 07/01/07                     500           585
   Metropolitan Atlanta, Rapid
     Transportation Authority,
     Ser E, RB, ETM
     Callable 07/07/03 @ 100
     7.000%, 07/01/11                   1,165         1,485
   Metropolitan Atlanta, Rapid
     Transportation Authority,
     Ser N, RB
     6.000%, 07/01/07                   1,000         1,153
   Metropolitan Atlanta, Rapid
     Transportation Authority,
     Ser P, RB, AMBAC
     6.250%, 07/01/08                   1,000         1,194
   Milledgeville, Water & Sewer
     Authority, RB, FSA
     6.000%, 12/01/16                   1,000         1,259
   Murray County, School District,
     Sales Tax Project, GO
     5.000%, 10/01/05                     875           950
   Newton County, Hospital Authority,
     Newton Health Systems Project,
     RB, AMBAC
     Callable 02/01/10 @ 101
     5.750%, 02/01/11                     780           906
     5.750%, 02/01/12                     825           948
   Newton County, School District, GO
     Callable 02/01/13 @ 101
     5.000%, 02/01/14                   2,660         3,062
   Paulding County, School District,
     GO, MBIA
     6.000%, 02/01/10                   1,000         1,197


--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                    (000)/SHARES   VALUE (000)
--------------------------------------------------------------------------------
   Paulding County, School District,
     Ser A, GO
     6.625%, 02/01/07                 $ 1,000      $  1,168
     6.625%, 02/01/08                     525           628
   Rome, Water & Sewer Authority,
     RB, AMBAC
     5.250%, 01/01/09                     775           889
   Savannah, Water & Sewer Authority,
     RB, ETM
     Callable 12/01/03 @ 100
     6.450%, 12/01/04                   1,000         1,080
   Valdosta & Lowndes County,
     Hospital Authority, South Georgia
     Medical Center Project, RB, AMBAC
     Callable 10/01/12 @ 101
     5.500%, 10/01/14                     940         1,091
     5.500%, 10/01/15                     965         1,115
   Vidalia, Water & Sewer Authority,
     RB, ETM
     Callable 01/01/04 @ 101
     6.000%, 07/01/07                     605           704
   Walker, Dade & Catoosa Counties,
     Hutcheson Medical Project,
     Ser A, RB, FSA
     Callable 10/01/07 @ 102
     5.500%, 10/01/08                   1,370         1,563
                                                   --------
Total Municipal Bonds
     (Cost $98,791)                                 109,303
                                                   --------
CASH EQUIVALENTS (6.2%)
     Federated Tax Free Reserve Fund  5,182,046       5,182
     SEI Institutional Tax Free Fund  2,168,134       2,168
                                                   --------
Total Cash Equivalents
     (Cost $7,350)                                    7,350
                                                   --------
Total Investments (98.8%)
     (Cost $106,141)                                116,653
                                                   --------
OTHER ASSETS AND LIABILITIES (1.2%)
Investment Advisory Fees Payable                        (60)
Administration Fees Payable                              (7)
Distribution Fees Payable                                (8)
Custodian Fees Payable                                   (1)
Other Assets and Liabilities, Net                     1,510
                                                   --------
Total Other Assets and Liabilities                    1,434
                                                   --------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                                   VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Paid in Capital -- Trust Shares
   (unlimited authorization -- no par value)
   based on 9,081,385 outstanding shares
   of beneficial interest                          $ 90,296
Paid in Capital -- Investor Shares
   (unlimited authorization -- no par value)
   based on 241,326 outstanding shares
   of beneficial interest                             2,345
Paid in Capital -- Flex Shares
   (unlimited authorization -- no par value)
   based on 1,522,628 outstanding shares
   of beneficial interest                            15,531
Undistributed net investment income                       3
Accumulated net realized loss on investments           (600)
Net unrealized appreciation on investments           10,512
                                                   --------
Total Net Assets (100.0%)                          $118,087
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares
   ($98,865,666 / 9,081,385 shares)                  $10.89
                                                   ========
Net Asset Value and Redemption
   Price Per Share -- Investor Shares
   ($2,630,450 / 241,326 shares)                     $10.90
                                                   ========
Maximum Offering Price Per Share --
   Investor Shares ($10.90 / 96.25%)                 $11.32
                                                   ========
Net Asset Value and Offering
   Price Per Share -- Flex Shares (1)
   ($16,590,510 / 1,522,628 shares)                  $10.90
                                                   ========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 72.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  MAY 31, 2003



HIGH INCOME FUND

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS (91.9%)
AEROSPACE & DEFENSE (1.9%)
   K & F Industries, Ser B
     Callable 12/15/06 @ 104.813
     9.625%, 12/15/10                   $ 500      $    536
   L-3 Communications (B)
     Callable 07/15/08 @ 103.063
     6.125%, 07/15/13                   1,000           995
   Sequa
     9.000%, 08/01/09                   1,500         1,575
   Titan (B)
     Callable 05/15/07 @ 104
     8.000%, 05/15/11                     100           103
                                                   --------
                                                      3,209
                                                   --------
AUTOPARTS (3.6%)
   Cummins (B)
     9.500%, 12/01/10                     500           539
   Dana (K)
     6.500%, 03/15/08                   1,000           970
   Dana Credit (B)
     8.375%, 08/15/07                     500           499
   HLI Operating (B)
     Callable 06/15/07 @ 105.25
     10.500%, 06/15/10                    250           256
   Metaldyne
     Callable 06/15/07 @ 105.5
     11.000%, 06/15/12                  2,000         1,540
   Stoneridge
     Callable 05/01/07 @ 105.75
     11.500%, 05/01/12                    100           109
   TRW Automotive (B)
     9.375%, 02/15/13                     500           521
   TRW Automotive (B)
     Callable 02/15/08 @ 105.5
     11.000%, 02/15/13                  1,500         1,564
                                                   --------
                                                      5,998
                                                   --------
BROADCASTING (3.8%)
   Albritton Communications
     Callable 12/15/07 @ 103.88
     7.750%, 12/15/12                   1,000         1,027
   Corus Entertainment
     Callable 03/01/07 @ 104.375
     8.750%, 03/01/12                     900           954
   Grupo Televisa
     8.500%, 03/11/32                     750           806
   Liberty Media
     5.700%, 05/15/13                   1,000         1,045
   LIN Television (B)
     Callable 05/15/08 @ 103.25
     6.500%, 05/15/13                     100           100


--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
   Paxson Communications (A) (K)
     Callable 01/15/06 @ 106.12
     7.513%, 01/15/09                  $1,500      $  1,223
   Paxson Communications
     Callable 07/15/05 @ 105.375
     10.750%, 07/15/08                    500           535
   Spanish Broadcasting
     Callable 11/01/04 @ 104.813
     9.625%, 11/01/09                     500           523
                                                   --------
                                                      6,213
                                                   --------
BUILDING & CONSTRUCTION (4.0%)
   K. Hovnanian Enterprises (K)
     Callable 04/01/07 @ 104.438
     8.875%, 04/01/12                   1,000         1,060
   K. Hovnanian Enterprises (B)
     Callable 05/15/08 @ 103.875
     7.750%, 05/15/13                     250           254
   KB Home
     Callable 02/01/07 @ 103.875
     7.750%, 02/01/10                     750           791
   Standard Pacific
     9.250%, 04/15/12                   1,500         1,613
   WCI Communities (K)
     Callable 02/15/06 @ 105.313
     10.625%, 02/15/11                  1,000         1,080
   WCI Communities
     Callable 05/01/07 @ 104.56
     9.125%, 05/01/12                     750           777
   William Lyon Homes
     10.750%, 04/01/13                  1,000         1,035
                                                   --------
                                                      6,610
                                                   --------
CABLE (5.2%)
   Adelphia Communications (J)
     10.875%, 10/01/10                    250           139
   Adelphia Communications, Ser B (J)
     10.500%, 07/15/04                    500           275
   Charter Communications Holdings
     10.750%, 10/01/09                  1,500         1,095
   Comcast
     10.625%, 07/15/12                    340           448
   Direct TV Holdings (B)
     Callable 03/15/08 @ 104.188
     8.375%, 03/15/13                     500           554
   Echostar DBS
     Callable 10/01/04 @ 105.188
     10.375%, 10/01/07                  1,000         1,104
   Echostar DBS
     Callable 02/01/04 @ 104.69
     9.375%, 02/01/09                     525           562

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
   Echostar DBS
     Callable 01/15/06 @ 104.563
     9.125%, 01/15/09                  $  500      $    555
   Insight Midwest LP (K)
     Callable 10/01/04 @ 104.875
     9.750%, 10/01/09                   2,000         2,090
   Mediacom LLC (K)
     Callable 01/15/06 @ 104.75
     9.500%, 01/15/13                   1,250         1,312
   Mediacom LLC, Ser B (K)
     Callable 04/15/04 @ 104.25
     8.500%, 04/15/08                     400           403
                                                   --------
                                                      8,537
                                                   --------
CHEMICALS (3.9%)
   Compass Minerals Group
     Callable 08/15/06 @ 105
     10.000%, 08/15/11                    750           829
   Equistar Chemical (B)
     Callable 05/01/07 @ 105.313
     10.625%, 05/01/11                  2,500         2,537
   HMP Equity Holdings (B) (D)
     13.880%, 05/15/08                  2,250         1,069
   IMC Global (B)
     11.250%, 06/01/11                    500           555
   IMC Global, Ser B
     Callable 06/01/06 @ 105.63
     11.250%, 06/01/11                    750           832
   Millennium America (B)
     9.250%, 06/15/08                     250           270
   OM Group
     Callable 12/15/06 @ 104.625
     9.250%, 12/15/11                     500           435
                                                   --------
                                                      6,527
                                                   --------
CONSUMER PRODUCTS (3.0%)
   American Achievement, Ser B
     Callable 01/01/05 @ 105.813
     11.625%, 01/01/07                    750           811
   Chattem, Ser B
     Callable 04/01/04 @ 102.958
     8.875%, 04/01/08                   1,000         1,030
   Hasbro
     6.600%, 07/15/28                   1,500         1,463
   Jafra Cosmetics International (B)
     Callable 05/15/07 @ 105.38
     10.750%, 05/15/11                    500           510
   Levi Strauss (K)
     Callable 01/15/05 @ 105.813
     11.625%, 01/15/08                  1,000           855


--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
   Phillips Van Heusen (B)
     Callable 05/01/08 @ 104.063
     8.125%, 05/01/13                  $  250      $    256
                                                   --------
                                                      4,925
                                                   --------
ENERGY (6.1%)
   Compton Petroleum
     Callable 05/15/06 @ 104.95
     9.900%, 05/15/09                     500           540
   Denbury Resources (B)
     Callable 04/01/08 @ 103.75
     7.500%, 04/01/13                     500           512
   Frontier Escrow (B)
     Callable 02/01/07 @ 104.625
     8.000%, 04/15/13                     500           514
   Key Energy Services
     6.375%, 05/01/13                     250           253
   Magnum Hunter
     Callable 06/01/03 @ 105
     10.000%, 06/01/07                    197           203
   Peabody Energy
     Callable 03/15/08 @ 103.44
     6.875%, 03/15/13                     750           784
   Pemex Project Funding Master
     Trust (K)
     7.375%, 12/15/14                   2,000         2,210
   Premcor Refining Group (B)
     Callable 02/01/07 @ 104.625
     9.250%, 02/01/10                   1,000         1,100
   Stone Energy
     Callable 12/15/06 @ 104.125
     8.250%, 12/15/11                   1,000         1,050
   Swift Energy (K)
     Callable 05/01/07 @ 104.688
     9.375%, 05/01/12                     750           791
   Tesoro Petroleum (K)
     Callable 04/01/07 @ 104.813
     9.625%, 04/01/12                     500           450
   Tesoro Petroleum (B)
     Callable 04/15/06 @ 104
     8.000%, 04/15/08                     100           100
   Tesoro Petroleum, Ser B (K)
     Callable 11/01/05 @ 104.81
     9.625%, 11/01/08                     500           458
   Westport Resources
     8.250%, 11/01/11                     500           543
   XTO Energy (B)
     6.250%, 04/15/13                     500           521
                                                   --------
                                                     10,029
                                                   --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  MAY 31, 2003



HIGH INCOME FUND--CONTINUED

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
ENTERTAINMENT (5.6%)
   Argosy Gaming Company
     Callable 06/01/04 @ 105.38
     10.750%, 06/01/09                 $  500      $    546
   Boyd Gaming (B)
     Callable 12/15/07 @ 103.875
     7.750%, 12/15/12                     500           514
   Cinemark (B)
     Callable 02/01/08 @ 104.50
     9.000%, 02/01/13                     250           269
   Kerzner International
     Callable 08/15/06 @ 104.438
     8.875%, 08/15/11                   2,000         2,135
   MGM Mirage
     9.750%, 06/01/07                     500           550
   Pinnacle Entertainment, Ser B
     Callable 08/01/03 @ 104.75
     9.500%, 08/01/07                     100            96
   Resort International Hotel & Casino
     Callable 03/15/07 @ 106
     11.500%, 03/15/09                    500           454
   Royal Caribbean Cruises
     8.750%, 02/02/11                     500           502
     8.000%, 05/15/10                     250           250
   Six Flags (B)
     9.750%, 04/15/13                   1,000         1,002
   Six Flags (K)
     Callable 02/01/06 @ 104.44
     8.875%, 02/01/10                   1,000           954
   Venetian Casino
     Callable 06/15/06 @ 105.50
     11.000%, 06/15/10                  1,500         1,641
   Vivendi Universal  (B)
     Callable 04/15/07 @ 104.625
     9.250%, 04/15/10                     250           284
                                                   --------
                                                      9,197
                                                   --------
FINANCIAL SERVICES (0.2%)
   Capital One Financial
     7.250%, 05/01/06                     375           402
                                                   --------
FOOD, BEVERAGE & TOBACCO (3.5%)
   B&G Foods, Ser D
     Callable 08/01/03 @ 103.208
     9.625%, 08/01/07                     125           128
   Burns Philp Capital Property (B)
     Callable 07/15/07 @ 104.875
     9.750%, 07/15/12                   2,000         1,930
   Del Monte, Ser B
     Callable 05/15/06 @ 104.63
     9.250%, 05/15/11                     500           537
   Dole Foods (B)
     Callable 03/15/07 @ 104.438
     8.875%, 03/15/11                     125           132


--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
   Land O Lakes, Ser B
     Callable 11/15/06 @ 104.38
     8.750%, 11/15/11                  $2,000      $  1,500
   RJ Reynolds Tobacco Holdings,
     Ser B
     7.750%, 05/15/06                   1,000         1,026
   Swift (B)
     Callable 10/01/06 @ 105.063
     10.125%, 10/01/09                    500           493
                                                   --------
                                                      5,746
                                                   --------
HOTELS & LODGING (0.9%)
   Host Marriott, Ser B
     Callable 08/01/03 @ 103.99
     7.875%, 08/01/08                   1,000           997
   John Q Hammons Hotels, Ser B (K)
     Callable 05/15/07 @ 104.438
     8.875%, 05/15/12                     500           513
                                                   --------
                                                      1,510
                                                   --------
INDUSTRIAL (7.0%)
   AMI Semiconductor (B)
     Callable 02/01/08 @ 105.375
     10.750%, 02/01/13                  1,000         1,097
   Berry Plastics
     Callable 07/15/07 @ 105.375
     10.750%, 07/15/12                    250           272
   Bway (B)
     Callable 10/15/06 @ 105
     10.000%, 10/15/10                    100           103
   Case
     7.250%, 08/01/05                   1,000           993
   Case, Ser B (K)
     6.250%, 12/01/03                     535           535
   Constar
     Callable 12/01/07 @ 105.50
     11.000%, 12/01/12                    500           530
   Federal-Mogul (J)
     7.375%, 01/15/06                     175            29
   Foamex LP
     Callable 04/01/06 @ 105.375
     10.750%, 04/01/09                    500           400
   NMGH Holding
     Callable 05/15/06 @ 105
     10.000%, 05/15/09                  1,500         1,613
   Owens-Brockway (B)
     Callable 05/15/08 @ 104.125
     8.250%, 05/15/13                     250           253
   Pliant (B)
     Callable 06/01/07 @ 105.56
     11.125%, 09/01/09                    500           515
   Polaroid (J)
     11.500%, 02/15/06                    100             7

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
   Polaroid, Ser A, MTN (I)
     6.750%, 01/15/02                  $  100      $     --
   Shaw Group (B)
     Callable 03/15/07 @ 105.375
     10.750%, 03/15/10                  1,000           990
   Trimas
     Callable 06/15/07 @ 104.938
     9.875%, 06/15/12                   1,500         1,515
   UCAR Finance
     Callable 02/15/07 @ 105.125
     10.250%, 02/15/12                    250           240
   United States Steel
     Callable 05/15/07 @ 104.88
     9.750%, 05/15/10                   1,000           990
   Xerox
     5.500%, 11/15/03                   1,050         1,047
   Xerox, Ser E, MTN
     5.250%, 12/15/03                     500           498
                                                   --------
                                                     11,627
                                                   --------
MEDICAL & MEDICAL PRODUCTS (6.4%)
   Ameripath (B)
     Callable 04/01/08 @ 105.25
     10.500%, 04/01/13                  2,000         2,080
   Fisher Scientific International
     Callable 05/01/07 @ 104.06
     8.125%, 05/01/12                     500           536
   Healthsouth (J) (K)
     8.375%, 10/01/11                   1,500         1,020
   Medex (B)
     Callable 05/15/08 @ 104.438
     8.875%, 05/15/13                     400           410
   Pacificare Health Systems (K)
     Callable 06/01/06 @ 105.375
     10.750%, 06/01/09                  1,500         1,642
   PerkinElmer (B)
     Callable 01/15/08 @ 104.438
     8.875%, 01/15/13                     500           540
   Rotech Healthcare
     9.500%, 04/01/12                   2,000         1,980
   United Surgical Partners (K)
     Callable 12/15/06 @ 105
     10.000%, 12/15/11                  1,710         1,847
   US Oncology
     Callable 02/01/07 @ 104.813
     9.625%, 02/01/12                     500           539
                                                   --------
                                                     10,594
                                                   --------
PRINTING & PUBLISHING (2.5%)
   Dex Media East LLC
     Callable 11/15/06 @ 104.94
     9.875%, 11/15/09                     250           282


--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
   Dex Media East LLC
     Callable 11/15/07 @ 106.063
     12.125%, 11/15/12                 $  250      $    293
   Houghton Mifflin (B)
     Callable 02/01/08 @ 102.063
     8.250%, 02/01/11                     250           260
   Houghton Mifflin (B)
     Callable 02/01/08 @ 104.938
     9.875%, 02/01/13                     250           268
   Primedia
     7.625%, 04/01/08                     500           494
   Primedia (B)
     Callable 05/15/08 @ 104
     8.000%, 05/15/13                   1,000         1,005
   RH Donnelley (B)
     Callable 12/15/06 @ 104.438
     8.875%, 12/15/10                     250           273
   RH Donnelley (B)
     Callable 12/15/07 @ 105.438
     10.875%, 12/15/12                    250           283
   Von Hoffman Press
     10.250%, 03/15/09                    990         1,020
                                                   --------
                                                      4,178
                                                   --------
REAL ESTATE INVESTMENT TRUSTS (3.5%)
   Crescent Real Estate
     Callable 04/15/06 @ 104.625
     9.250%, 04/15/09                   1,000         1,073
   Forest City Enterprises
     Callable 06/01/08 @ 103.813
     7.625%, 06/01/15                     250           257
   La Quinta Properties (B)
     Callable 03/15/07 @ 104.438
     8.875%, 03/15/11                   1,000         1,045
   MeriStar Hospitality
     9.000%, 01/15/08                     500           472
   MeriStar Hospitality Operating
     Partnership LP
     Callable 12/15/05 @ 105.25
     10.500%, 06/15/09                  1,750         1,702
   Senior Housing Properties Trust
     Callable 04/15/08 @ 103.938
     7.875%, 04/15/15                     500           507
   Thornburg Mortgage (B)
     Callable 05/15/08 @ 104
     8.000%, 05/15/13                     500           498
   Ventas Realty LP
     9.000%, 05/01/12                     250           271
                                                   --------
                                                      5,825
                                                   --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  MAY 31, 2003



HIGH INCOME FUND--CONTINUED

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
RETAIL (6.2%)
   AmeriGas Partners LP, Ser B
     Callable 05/20/06 @ 104.438
     8.875%, 05/20/11                  $  500      $    537
   Asbury Automotive Group
     Callable 06/15/07 @ 104.5
     9.000%, 06/15/12                   1,000           940
   Cole National Group
     Callable 05/15/07 @ 104.438
     8.875%, 05/15/12                     250           236
   Great Atlantic & Pacific Tea
     Callable 12/15/06 @ 104.563
     9.125%, 12/15/11                   1,750         1,557
   Hollywood Entertainment
     Callable 03/15/07 @ 104.813
     9.625%, 03/15/11                   1,000         1,065
   Ingles Markets
     Callable 12/01/06 @ 104.438
     8.875%, 12/01/11                   1,000         1,010
   Office Depot
     10.000%, 07/15/08                    500           585
   Rent-A-Center (B)
     Callable 05/01/06 @ 103.75
     7.500%, 05/01/10                     200           205
   Rite Aid (B)
     Callable 05/01/07 @ 104.063
     8.125%, 05/01/10                     500           510
   Roundy's, Ser B (B)
     Callable 06/15/07 @ 104.438
     8.875%, 06/15/12                   1,500         1,564
   Star Gas Partners LP (B)
     Callable 02/15/08 @ 105.125
     10.250%, 02/15/13                  2,000         2,050
                                                   --------
                                                     10,259
                                                   --------
SERVICES (6.2%)
   Allied Waste (B)
     9.250%, 09/01/12                     500           536
   Allied Waste
     Callable 04/15/08 @ 103.94
     7.875%, 04/15/13                     500           505
   Avnet
     9.750%, 02/15/08                   1,000         1,145
   CBRE Escrow (B)
     Callable 05/15/07 @ 104.88
     9.750%, 05/15/10                     250           260
   Coinmach
     Callable 02/01/06 @ 104.5
     9.000%, 02/01/10                     500           537
   Corrections
     Callable 05/01/07 @ 103.75
     7.500%, 05/01/11                     250           256


--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
   IESI
     Callable 06/15/07 @ 105.125
     10.250%, 06/15/12                 $  500      $    522
   Interline Brands (B)
     Callable 05/15/07 @ 105.75
     11.500%, 05/15/11                  1,000         1,025
   IPC Acquisition
     Callable 12/15/05 @ 105.750
     11.500%, 12/15/09                    400           416
   Muzak LLC (B)
     Callable 02/15/06 @ 105
     10.000%, 02/15/09                    500           513
   National Waterworks
     Callable 12/01/07 @ 105.25
     10.500%, 12/01/12                    250           279
   Sanmina-SCI (B)
     Callable 01/15/07 @ 105.188
     10.375%, 01/15/10                    500           555
   Service International (K)
     7.700%, 04/15/09                     500           505
     6.875%, 10/01/07                     500           498
   Thomas & Betts
     Callable 06/01/08 @ 103.62
     7.250%, 06/01/13                     250           251
   Transmontaigne (B)
     Callable 06/01/07 @ 104.563
     9.125%, 06/01/10                     500           513
   United Rentals, Ser B (K)
     Callable 06/01/03 @ 104.75
     9.500%, 06/01/08                   2,000         1,890
                                                   --------
                                                     10,206
                                                   --------
TELEPHONE & TELECOMMUNICATIONS (10.6%)
   Crown Castle International (K)
     Callable 08/01/05 @ 105.375
     10.750%, 08/01/11                  2,000         2,100
   Fairpoint Communications (B)
     Callable 03/01/07 @ 105.94
     11.875%, 03/01/10                    250           286
   Horizon PCS
     Callable 12/15/06 @ 106.87
     13.750%, 06/15/11                    400            45
   Intermedia Communication,
     Ser B (J)
     11.250%, 07/15/07                  1,500         1,099
   Nextel Communications (A)
     Callable 09/15/03 @ 102.663
     10.650%, 09/15/07                  3,000         3,112
   PanAmSat (K)
     Callable 02/01/07 @ 104.25
     8.500%, 02/01/12                   2,500         2,675
   Rogers Cantel
     8.300%, 10/01/07                     750           765

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
   Rogers Cantel
     Callable 06/01/03 @ 104.69
     9.375%, 06/01/08                  $1,000      $  1,045
   Rural Cellular, Ser B
     Callable 05/15/04 @ 103.208
     9.625%, 05/15/08                     631           508
   Sprint Capital
     6.125%, 11/15/08                   1,500         1,585
   Triton PCS (A) (K)
     9.443%, 05/01/08                   2,000         2,120
   TSI Telecommunications Services,
     Ser B
     Callable 02/01/06 @ 106.375
     12.750%, 02/01/09                  1,000           940
   Voicestream Wireless (A)
     Callable 11/15/04 @ 105.94
     9.189%, 11/15/09                   1,325         1,285
                                                   --------
                                                     17,565
                                                   --------
TRANSPORTATION (2.5%)
   Continental Airlines (K)
     8.000%, 12/15/05                     150           118
   General Maritime (B)
     Callable 03/15/08 @ 105
     10.000%, 03/15/13                  1,000         1,067
   Greyhound Lines, Ser B
     11.500%, 04/15/07                  2,440         1,867
   Laidlaw International (B)
     10.750%, 06/15/11                    500           510
   Overseas Shipholding Group (B)
     Callable 03/15/08 @ 104.12
     8.250%, 03/15/13                     500           513
                                                   --------
                                                      4,075
                                                   --------
UTILITIES (5.3%)
   AES (B)
     Callable 05/15/08 @ 104.375
     8.750%, 05/15/13                     250           254
   Calpine
     8.500%, 02/15/11 (K)                 300           204
     7.875%, 04/01/08                      75            52
     7.625%, 04/15/06 (K)                 435           322
   El Paso Energy Partners (B)
     Callable 12/01/07 @ 105.313
     10.625%, 12/01/12                    500           575
   El Paso Energy Partners, Ser B (K)
     Callable 12/01/06 @ 104.25
     8.500%, 06/01/11                   1,000         1,065
   Kansas Gas & Electric
     6.500%, 08/01/05                     250           262
   Mission Energy Holdings
     13.500%, 07/15/08                  1,950         1,287


--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                    (000)/SHARES   VALUE (000)
--------------------------------------------------------------------------------
   PSEG Energy Holdings (B)
     7.750%, 04/16/07                  $  500      $    531
   Semco Energy (B)
     7.125%, 05/15/08                     250           258
   Westar Energy
     9.750%, 05/01/07                     750           823
   Williams
     9.250%, 03/15/04                   3,000         3,060
                                                   --------
                                                      8,693
                                                   --------
Total Corporate Obligations
     (Cost $150,484)                                151,925
                                                   --------
FOREIGN GOVERNMENT DEBT SECURITIES (1.9%)
BRAZIL (1.9%)
   Republic of Brazil
     10.000%, 01/16/07                  3,000         3,060
                                                   --------
Total Foreign Government Debt Securities
     (Cost $2,979)                                    3,060
                                                   --------
FOREIGN COMMON STOCK (0.1%)
TELEPHONE & TELECOMMUNICATIONS (0.1%)
   AT&T Canada, Cl A                       96             3
   AT&T Canada, Cl B                    5,159           149
                                                   --------
                                                        152
                                                   --------
Total Foreign Common Stock
     (Cost $688)                                        152
                                                   --------
SHORT-TERM INVESTMENT (14.5%)
   Boston Global Investment Trust --
     Enhanced Portfolio (L)        23,965,904        23,966
                                                   --------
Total Short-Term Investment
     (Cost $23,966)                                  23,966
                                                   --------
CASH EQUIVALENT (4.1%)
   SEI Daily Income Trust Prime
     Obligation Fund                6,874,711         6,875
                                                   --------
Total Cash Equivalent
     (Cost $6,875)                                    6,875
                                                   --------
REPURCHASE AGREEMENT (0.2%)
   Morgan Stanley
     1.05%, dated 05/30/03,
     matures 06/02/03, repurchase
     price $315,413 (collateralized by
     a U.S. Treasury Note: total
     market value $321,695) (G)           315           315
                                                   --------
Total Repurchase Agreement
     (Cost $315)                                        315
                                                   --------
Total Investments (112.7%)
   (Cost $185,307)                                  186,293
                                                   --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  MAY 31, 2003



HIGH INCOME FUND--CONCLUDED

--------------------------------------------------------------------------------

                                                   VALUE (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-12.7%)
Investment Advisory Fees Payable                   $    (88)
Administration Fees Payable                              (9)
Distribution Fees Payable                               (31)
Custodian Fees Payable                                   (2)
Payable upon Return of Securities Loaned            (23,966)
Other Assets and Liabilities, Net                     3,073
                                                   --------
Total Other Assets and Liabilities                  (21,023)
                                                   --------
NET ASSETS:
Paid in Capital -- Trust Shares
   (unlimited authorization -- no par value)
   based on 14,093,578 outstanding shares
   of beneficial interest                            99,074
Paid in Capital -- Flex Shares
   (unlimited authorization -- no par value)
   based on 8,999,093 outstanding shares
   of beneficial interest                            67,540
Undistributed net investment income                       1
Accumulated net realized loss on investments         (2,331)
Net unrealized appreciation on investments              986
                                                   --------
Total Net Assets (100.0%)                          $165,270
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares
   ($100,851,791 / 14,093,578 shares)                 $7.16
                                                   ========
Net Asset Value and Offering
   Price Per Share -- Flex Shares (1)
   ($64,418,194 / 8,999,093 shares)                   $7.16
                                                   ========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 72.

--------------------------------------------------------------------------------



INVESTMENT GRADE BOND FUND

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (16.5%)
   U.S. Treasury Bonds
     7.500%, 11/15/16                 $14,875      $ 20,532
     6.250%, 08/15/23 to 05/15/30      53,525        67,829
     5.375%, 02/15/31 (K)              27,000        31,371
   U.S. Treasury Note
     5.875%, 11/15/05 (K)              25,000        27,665
                                                   --------
Total U.S. Treasury Obligations
     (Cost $131,202)                                147,397
                                                   --------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS (22.6%)
   FHLMC
     6.500%, 02/01/17                   7,066         7,391
   FNMA
     7.000%, 05/01/32                  18,128        19,097
     6.500%, 07/01/32 to 12/01/32      22,725        23,685
     6.000%, 09/01/17                  17,497        18,230
     5.000%, 06/01/29                  35,447        36,366
     4.500%, 06/18/18                  23,646        24,237
   GNMA
     8.500%, 04/15/31                  13,691        14,798
     8.000%, 08/15/31 to 09/15/31      36,548        39,513
     7.000%, 04/15/32 to 07/15/32      17,557        18,501
                                                   --------
Total U.S. Agency Mortgage-Backed Obligations
     (Cost $198,522)                                201,818
                                                   --------
CORPORATE OBLIGATIONS (48.5%)
AEROSPACE & DEFENSE (1.5%)
   General Dynamics
     4.250%, 05/15/13                   3,980         4,061
     2.125%, 05/15/06                   4,625         4,650
   Northrop Grumman
     7.125%, 02/15/11                   3,900         4,725
                                                   --------
                                                     13,436
                                                   --------
BANKING (5.4%)
   Bank of America
     6.500%, 03/15/06                  10,700        11,944
   Bank One
     5.500%, 03/26/07                   5,200         5,781
   KFW International Finance,
     Ser DTC
     2.500%, 10/17/05                   8,000         8,166
   Wachovia
     6.800%, 06/01/05                   8,000         8,780
   Wells Fargo (K)
     3.500%, 04/04/08                  13,100        13,526
                                                   --------
                                                     48,197
                                                   --------
FINANCE (10.7%)
   Boeing Capital (K)
     5.650%, 05/15/06                   8,550         9,244


--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
   CIT Group
     4.125%, 02/21/06                 $11,375      $ 11,792
   General Electric Capital
     3.500%, 05/01/08                  14,000        14,383
   General Motors Acceptance
     6.875%, 08/28/12                   5,550         5,748
   Golden West Financial
     4.125%, 08/15/07                   5,000         5,317
   Household Finance (K)
     7.625%, 05/17/32                   3,725         4,806
     5.750%, 01/30/07                   8,500         9,420
   International Lease Finance,
     Ser M, MTN
     5.950%, 06/06/05                  12,600        13,425
   National Rural Utilities
     3.000%, 02/15/06                  12,505        12,866
   Washington Mutual Financial
     8.250%, 06/15/05                   7,650         8,568
                                                   --------
                                                     95,569
                                                   --------
FOOD, BEVERAGE & TOBACCO (3.6%)
   Coca-Cola Enterprises
     8.500%, 02/01/22                  10,000        13,900
   Conagra Foods
     7.500%, 09/15/05                   4,045         4,516
   Diageo Capital
     3.500%, 11/19/07                   4,825         4,996
     3.375%, 03/20/08                   4,475         4,602
   Kroger
     5.500%, 02/01/13                   4,375         4,665
                                                   --------
                                                     32,679
                                                   --------
INDUSTRIAL (9.1%)
   Alcoa (K)
     4.250%, 08/15/07                   9,000         9,583
   Anadarko Petroleum
     3.250%, 05/01/08                   6,375         6,385
   Cardinal Health
     4.450%, 06/30/05                   2,000         2,109
   CBS
     7.875%, 09/01/23                   3,900         5,002
   Computer Sciences
     7.500%, 08/08/05                   8,950         9,971
   Conoco
     6.950%, 04/15/29                   9,000        11,104
   DaimlerChrysler, Ser D, MTN
     3.400%, 12/15/04                   8,775         8,924
   Ford Motor
     6.625%, 10/01/28                   4,300         3,650
   Kerr-McGee
     5.875%, 09/15/06                   2,775         3,033
     5.375%, 04/15/05                   1,530         1,613

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  MAY 31, 2003



INVESTMENT GRADE BOND FUND--CONCLUDED

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
   Masco (K)
     5.875%, 07/15/12                 $ 4,200      $  4,691
   Petroleos Mexicanos
     9.250%, 03/30/18                   4,300         5,203
   Viacom (K)
     5.625%, 05/01/07                   4,500         5,028
   Weyerhaeuser
     7.950%, 03/15/25                   3,850         4,778
                                                   --------
                                                     81,074
                                                   --------
INSURANCE (2.6%)
   Allstate
     7.875%, 05/01/05                  12,000        13,350
   MetLife
     5.375%, 12/15/12                   4,650         5,081
     3.911%, 05/15/05                   4,375         4,543
                                                   --------
                                                     22,974
                                                   --------
INVESTMENT BANKERS/BROKER DEALERS (7.3%)
   Bear Stearns
     3.000%, 03/30/06                   9,100         9,363
   Citigroup Global
     Markets Holdings
     6.500%, 02/15/08                  12,175        14,108
   Goldman Sachs Group
     4.125%, 01/15/08                   9,000         9,446
   Lehman Brothers Holdings
     4.000%, 01/22/08                   9,000         9,429
   Merrill Lynch, Ser B, MTN
     2.940%, 01/30/06                  13,200        13,462
   Morgan Stanley
     5.300%, 03/01/13                   8,900         9,495
                                                   --------
                                                     65,303
                                                   --------
REAL ESTATE INVESTMENT TRUSTS (1.1%)
   EOP Operating LP
     8.375%, 03/15/06                   4,150         4,780
   Simon Property Group
     6.375%, 11/15/07                   4,500         5,074
                                                   --------
                                                      9,854
                                                   --------
RETAIL (0.5%)
   Nordstrom
     8.950%, 10/15/05                   3,850         4,401
                                                   --------
TELEPHONE & TELECOMMUNICATIONS (2.8%)
   Ameritech Capital Funding
     6.450%, 01/15/18                   8,000         9,466
   AT&T Broadband
     9.455%, 11/15/22                   4,300         5,916
   Verizon Global Funding
     7.750%, 12/01/30                   7,500         9,545
                                                   --------
                                                     24,927
                                                   --------


--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
TRANSPORTATION (1.0%)
   Norfolk Southern
     7.800%, 05/15/27                 $ 3,725      $  4,800
   Union Pacific
     5.750%, 10/15/07                   4,100         4,585
                                                   --------
                                                      9,385
                                                   --------
UTILITIES (2.9%)
   Alabama Power, Ser Q
     5.500%, 10/15/17                   3,850         4,319
   Alabama Power, Ser X
     3.125%, 05/01/08                   3,195         3,253
   Carolina Power & Light
     6.500%, 07/15/12                   4,000         4,707
   Consolidated Edison
     4.875%, 02/01/13                   5,000         5,339
   Dominion Resources, Ser B
     7.625%, 07/15/05                   4,100         4,563
   Pacificorp
     6.900%, 11/15/11                   3,000         3,594
                                                   --------
                                                     25,775
                                                   --------
Total Corporate Obligations
     (Cost $405,681)                                433,574
                                                   --------
ASSET-BACKED OBLIGATIONS (6.2%)
   Bank One Issuance Trust,
     Ser 2002-A4, Cl A4
     2.940%, 06/16/08                  12,950        13,321
   Capital Auto Receivables Asset
     Trust, Ser 2002-4, Cl A4
     2.640%, 03/17/08                   8,000         8,170
   GE Capital, Ser 2002-1A, Cl A3
     6.269%, 12/10/35                  14,200        16,595
   Harley-Davidson Motorcycle Trust,
     Ser 2002-2, Cl A2
     3.090%, 06/15/10                   6,000         6,186
   JP Morgan Chase Commercial
     Mortgage Securities,
     Ser 2002-C3, Cl A2
     4.994%, 07/12/35                  10,500        11,289
                                                   --------
Total Asset-Backed Obligations
     (Cost $51,762)                                  55,561
                                                   --------
FOREIGN GOVERNMENT DEBT SECURITIES (3.2%)
CANADA (2.6%)
   Province of Ontario
     6.000%, 02/21/06                   8,195         9,092
     2.350%, 06/30/06                   4,600         4,662
   Quebec Province, Ser NN
     7.125%, 02/09/24                   7,600         9,776
                                                   --------
                                                     23,530
                                                   --------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                     SHARES/FACE
                                     AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
MEXICO (0.6%)
   United Mexican States
     4.625%, 10/08/08                 $ 4,725      $  4,862
                                                   --------
Total Foreign Government Debt Securities
   (Cost $27,210)                                    28,392
                                                   --------
SHORT-TERM INVESTMENT (7.9%)
   Boston Global Investment Trust
   -- Enhanced Portfolio (L)        70,907,730       70,908
                                                   --------
Total Short-Term Investment
     (Cost $70,908)                                  70,908
                                                   --------
REPURCHASE AGREEMENT (6.4%)
   UBS Paine Webber
     1.200%, dated 05/30/03, matures
     06/02/03, repurchase price
     $57,208,700 (collateralized by
     U.S. Treasury STRIPS: total
     market value $58,348,839) (G)    $57,203        57,203
                                                   --------
Total Repurchase Agreement
     (Cost $57,203)                                  57,203
                                                   --------
Total Investments (111.3%)
   (Cost $942,488)                                  994,853
                                                   --------
OTHER ASSETS AND LIABILITIES (-11.3%)
Investment Advisory Fees Payable                       (547)
Administration Fees Payable                             (52)
Distribution Fees Payable                               (31)
Transfer Agency Shareholder Servicing
   Fees Payable                                          (2)
Custodian Fees Payable                                  (11)
Payable upon Return of Securities Loaned            (70,908)
Payable for Investment Securities Purchased         (60,630)
Other Assets and Liabilities, Net                    31,354
                                                   --------
Total Other Assets and Liabilities                 (100,827)
                                                   --------


--------------------------------------------------------------------------------

                                                   VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Paid in Capital -- Trust Shares
   (unlimited authorization -- no par value)
   based on 75,052,849 outstanding shares
   of beneficial interest                          $801,270
Paid in Capital -- Investor Shares
   (unlimited authorization -- no par value)
   based on 3,187,289 outstanding shares
   of beneficial interest                            34,351
Paid in Capital -- Flex Shares
   (unlimited authorization -- no par value)
   based on 3,452,297 outstanding shares
   of beneficial interest                            36,707
Undistributed net investment income                       5
Accumulated net realized loss on investments        (30,672)
Net unrealized appreciation on investments           52,365
                                                   --------
Total Net Assets (100.0%)                          $894,026
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares
   ($821,341,979 / 75,052,849 shares)                $10.94
                                                   ========
Net Asset Value and Redemption
   Price Per Share -- Investor Shares
   ($34,874,069 / 3,187,289 shares)                  $10.94
                                                   ========
Maximum Offering Price Per Share --
   Investor Shares ($10.94 / 96.25%)                 $11.37
                                                   ========
Net Asset Value and Offering
   Price Per Share -- Flex Shares (1)
   ($37,810,379 / 3,452,297 shares)                  $10.95
                                                   ========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 72.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  MAY 31, 2003



INVESTMENT GRADE TAX-EXEMPT BOND FUND

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (95.8%)
ALABAMA (14.9%)
   Alabama State, Public School &
     College Authority, Capital
     Improvement Project, Ser C, RB
     Callable 07/01/09 @ 101
     5.750%, 07/01/17                  $3,950      $  4,611
   Alabama State, Water Pollution
     Control Authority, Revolving
     Fund Loan Project, RB, AMBAC
     Callable 08/15/09 @ 100
     5.750%, 08/15/12                   5,205         6,048
   Auburn University, Ser A, RB, MBIA
     Callable 06/01/11 @ 100
     6.000%, 06/01/16                   4,060         4,882
   Huntsville, Ser A, GO
     Callable 05/01/12 @ 102
     5.750%, 05/01/19                   2,800         3,280
     5.625%, 05/01/16                   2,375         2,804
   Jefferson County, Sewer Authority,
     RB, FSA
     Callable 02/01/10 @ 100
     5.250%, 02/01/11                   2,500         2,847
     5.250%, 02/01/12                   5,000         5,662
     5.250%, 02/01/16                   5,000         5,606
                                                   --------
                                                     35,740
                                                   --------
ARIZONA (8.0%)
   Arizona State, School Facilities,
     State School Improvements
     Project, RB
     5.000%, 07/01/11                   5,000         5,767
   Arizona State, University & College
     Improvements Project, RB, FGIC
     Callable 07/01/12 @ 100
     5.500%, 07/01/15                   1,665         1,951
   Arizona State, Water Infrastructure
     Financial Authority, Ser A, RB
     Callable 10/01/09 @ 101
     5.625%, 10/01/12                   3,280         3,825
   Phoenix, GO
     4.000%, 07/01/11                   4,945         5,342
   Pima County, University School
     District, GO, FSA
     5.000%, 07/01/11                   2,000         2,295
                                                   --------
                                                     19,180
                                                   --------
CALIFORNIA (1.1%)
   Orange County, Loma Ridge/Data
     Center Project, COP, AMBAC
     Prerefunded @ 100 (F)
     6.000%, 06/01/19                   2,075         2,582
                                                   --------


--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
COLORADO (12.2%)
   Colorado State, Health Facilities
     Authority, North Colorado
     Medical Center Project, RB,
     MBIA (C)
     Callable 07/01/03 @ 100
     1.160%, 05/15/20                  $2,700      $  2,700
   Colorado State, Public Highway
     Authority, Ser C, RB, MBIA
     Callable 09/01/07 @ 101
     5.000%, 09/01/11                   4,250         4,730
   Larimer County, School District
     No. R 1, FGIC, GO
     Callable 12/15/10 @ 100
     6.000%, 12/15/15                   3,000         3,590
     6.000%, 12/15/16                   3,000         3,579
     6.000%, 12/15/17                   4,000         4,772
   Regional Transition District, State
     Sales Tax, Ser B, RB, AMBAC
     Callable 11/01/12 @ 100
     5.500%, 11/01/17                   2,655         3,073
   Westminster, Sales & Use Tax,
     Ser A, RB
     Callable 12/01/07 @ 102
     5.600%, 12/01/16                   5,940         6,845
                                                   --------
                                                     29,289
                                                   --------
FLORIDA (6.0%)
   Dade County, Water & Sewer
     System Authority, RB, FGIC
     Callable 10/01/03 @ 102
     5.000%, 10/01/07                   3,000         3,099
   Florida State, Board Capital Outlay,
     Public Education Project,
     Ser C, GO
     Callable 06/01/05 @ 101
     5.300%, 06/01/09                   7,395         8,043
   Palm Beach County, State School
     Board, Ser C, COP, FSA
     Callable 08/01/12 @ 100
     5.500%, 08/01/15                   2,825         3,318
                                                   --------
                                                     14,460
                                                   --------
GEORGIA (2.3%)
   Metropolitan Atlanta, Rapid Transit
     Authority, State Sales Tax Project,
     Ser A, RB, MBIA
     Callable 07/01/06 @ 102
     5.400%, 07/01/12                   5,000         5,599
                                                   --------
ILLINOIS (2.6%)
   Chicago, School Finance Authority,
     Ser A, GO, FGIC
     Callable 07/07/03 @ 101.5
     6.250%, 06/01/09                   6,000         6,115
                                                   --------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
IOWA (1.0%)
   Des Moines, Public Parking System,
     Ser A, RB, FGIC
     Callable 06/01/10 @ 100
     6.375%, 06/01/18                  $2,005      $  2,414
                                                   --------
KANSAS (3.3%)
   Wyandotte County, School District
     No. 500, GO, FSA
     Callable 09/01/12 @ 100
     5.500%, 09/01/17                   2,000         2,312
     5.500%, 09/01/19                   5,000         5,716
                                                   --------
                                                      8,028
                                                   --------
MARYLAND (1.9%)
   Carroll County, County
     Commissioners Office,
     Consolidated Public
     Improvements Project, GO
     5.000%, 11/01/09                   2,000         2,283
   Howard County, Consolidated
     Public Improvements Project,
     Ser A, GO
     5.000%, 08/15/10                   2,000         2,312
                                                   --------
                                                      4,595
                                                   --------
MASSACHUSETTS (4.2%)
   Massachusetts State, Water Pollution
     Abatement, Treatment Pool
     Project, Ser 6, RB
     Callable 08/01/10 @ 101
     5.625%, 08/01/16                   2,500         2,910
     5.625%, 08/01/17                   6,250         7,259
                                                   --------
                                                     10,169
                                                   --------
MICHIGAN (4.1%)
   Michigan State, Municipal
     Authority, RB
     Callable 10/01/07 @ 101
     5.200%, 10/01/13                   2,000         2,246
   Michigan State, Ser D, RB, FSA (C)
     Callable 07/02/03 @ 100
     1.100%, 09/15/09                   7,500         7,500
                                                   --------
                                                      9,746
                                                   --------
MISSISSIPPI (1.1%)
   Jackson, Public School District,
     Ser B, GO, AMBAC
     Callable 10/01/10 @ 100
     5.750%, 10/01/15                   2,275         2,666
                                                   --------
MISSOURI (4.3%)
   Missouri State, Highways &
     Transportation Commission,
     Ser A, RB
     Callable 02/01/11 @ 100
     5.625%, 02/01/18                   8,885        10,250
                                                   --------


--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
NEVADA (0.8%)
   Henderson, Building Authority,
     Ser B, GO, AMBAC
     Callable 07/07/03 @ 100
     4.750%, 06/01/06                  $2,000      $  2,006
                                                   --------
NEW YORK (0.5%)
   Buffalo, School District,
     Ser D, GO, FGIC
     Callable 12/15/11 @ 100
     5.500%, 12/15/14                   1,075         1,252
                                                   --------
OHIO (5.7%)
   Cleveland, Income Tax Revenue
     Authority, RB, AMBAC (C)
     Callable 06/04/03 @ 100
     1.160%, 05/15/24                   2,900         2,900
   Ohio State, Building Authority,
     Workers Comp Facilities Project,
     Ser A, RB, FGIC
     5.000%, 04/01/11                   6,135         7,011
   Ohio State, Water Development
     Authority, Fresh Water
     Improvements Project, RB
     Callable 06/01/12 @ 100
     5.375%, 12/01/17                   1,900         2,171
   Ohio State, Water Development
     Authority, Fresh Water Project,
     RB, AMBAC, ETM
     Callable 06/01/05 @ 102
     5.700%, 06/01/08                   1,520         1,675
                                                   --------
                                                     13,757
                                                   --------
OKLAHOMA (3.3%)
   Oklahoma State, Ser A, GO, FGIC
     5.000%, 07/15/11                   3,000         3,469
   Oklahoma State, Ser A, GO, FGIC
     Callable 07/15/13 @ 101
     5.000%, 07/15/18                   4,000         4,500
                                                   --------
                                                      7,969
                                                   --------
OREGON (4.6%)
   Oregon State, Department of
     Administrative Services, Lottery
     Authority, Ser A, RB, FSA
     Callable 10/01/13 @ 100
     5.000%, 04/01/17                   2,000         2,226
   Oregon State, Department of
     Transportation, Highway Usertax
     Authority, Ser A, RB
     Callable 11/15/12 @ 100
     5.500%, 11/15/17                   7,500         8,692
                                                   --------
                                                     10,918
                                                   --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  MAY 31, 2003



INVESTMENT GRADE TAX-EXEMPT BOND FUND--CONCLUDED

--------------------------------------------------------------------------------
                                     SHARES/FACE
                                     AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
SOUTH CAROLINA (1.4%)
   South Carolina State, Clemson
     University, RB, AMBAC
     Callable 05/01/09 @ 101
     6.250%, 05/01/15                  $2,725      $  3,241
                                                   --------
TEXAS (0.7%)
   Irving, Waterworks & Sewer
     Authority, RB
     Callable 06/15/09 @ 100.5
     5.950%, 06/15/19                   1,460         1,695
                                                   --------
VIRGINIA (2.1%)
   Virginia State, Peninsula Port
     Authority, Dominion Term
     Project, Ser C, RB (LOC:
     Citibank N.A.)
     1.270%, 07/01/16                   5,000         5,000
                                                   --------
WASHINGTON (2.1%)
   Washington State, Ser VR 96A,
     GO (C)
     Callable 07/02/03 @ 100
     1.110%, 06/01/20                   5,000         5,000
                                                   --------
PUERTO RICO (7.6%)
   Puerto Rico Commonwealth,
     Government Development
     Authority, RB, MBIA (C)
     Callable 07/01/03 @ 100
     1.050%, 12/01/15                   7,000         7,000
   Puerto Rico Commonwealth,
     Highway & Transportation
     Authority, Ser AA, RB, FSA
     Mandatory Put 07/01/10 @ 100
     5.000%, 07/01/26                   5,750         6,497
   Puerto Rico Commonwealth,
     Municipal Finance Agency,
     Ser A, RB, FSA
     Callable 08/01/12 @ 100
     5.250%, 08/01/14                   4,000         4,663
                                                   --------
                                                     18,160
                                                   --------
Total Municipal Bonds
     (Cost $219,357)                                229,831
                                                   --------
CASH EQUIVALENTS (9.9%)
   Federated Tax Free
     Reserve Fund                  12,060,579        12,061
   SEI Institutional Tax Free Fund 11,723,574        11,724
                                                   --------
Total Cash Equivalents
     (Cost $23,785)                                  23,785
                                                   --------


--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (0.6%)
   UBS Paine Webber
     1.200%, dated 05/30/03, matures
     06/02/03, repurchase price
     $1,538,162 (collateralized by U.S.
     Treasury obligations: total
     market value $1,570,722) (G)      $1,538      $  1,538
                                                   --------
Total Repurchase Agreement
     (Cost $1,538)                                    1,538
                                                   --------
Total Investments (106.3%)
   (Cost $244,680)                                  255,154
                                                   --------
OTHER ASSETS AND LIABILITIES (-6.3%)
Investment Advisory Fees Payable                       (143)
Administration Fees Payable                             (14)
Distribution Fees Payable                               (28)
Transfer Agency Shareholder Servicing
   Fees Payable                                          (1)
Custodian Fees Payable                                   (2)
Payable for Investment Securities Purchased         (18,930)
Other Assets and Liabilities, Net                     3,889
                                                   --------
TOTAL OTHER ASSETS AND LIABILITIES                  (15,229)
                                                   --------
NET ASSETS:
Paid in Capital -- Trust Shares
   (unlimited authorization -- no par value)
   based on 15,437,788 outstanding shares
   of beneficial interest                           174,420
Paid in Capital -- Investor Shares
   (unlimited authorization -- no par value)
   based on 1,809,148 outstanding shares
   of beneficial interest                            19,128
Paid in Capital-- Flex Shares
   (unlimited authorization -- no par value)
   based on 2,721,311 outstanding shares
   of beneficial interest                            31,256
Undistributed net investment income                       2
Accumulated net realized gain on investments          4,645
Net unrealized appreciation on investments           10,474
                                                   --------
Total Net Assets (100.0%)                          $239,925
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares
   ($185,484,923 / 15,437,788 shares)                $12.01
                                                   ========
Net Asset Value and Redemption
   Price Per Share -- Investor Shares
   ($21,755,855 / 1,809,148 shares)                  $12.03
                                                   ========
Maximum Offering Price Per Share --
   Investor Shares ($12.03 / 96.25%)                 $12.50
                                                   ========
Net Asset Value and Offering
   Price Per Share -- Flex Shares (1)
   ($32,683,917 / 2,721,311 shares)                  $12.01
                                                   ========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 72.

--------------------------------------------------------------------------------



LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                    (000)/SHARES   VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (11.1%)
   U.S. Treasury Notes
     5.875%, 11/15/05 (K)             $ 5,000      $  5,533
     4.375%, 05/15/07 to 08/15/12 (K)  15,000        16,323
     4.000%, 11/15/12 (K)              32,000        33,776
                                                   --------
Total U.S. Treasury Obligations
     (Cost $52,851)                                  55,632
                                                   --------
U.S. GOVERNMENT AGENCY OBLIGATIONS (23.5%)
   FHLB
     5.125%, 03/06/06                  30,000        32,754
   FHLMC
     4.500%, 01/15/13 (K)              20,000        21,337
   FNMA
     6.625%, 10/15/07                  15,000        17,682
     5.500%, 02/15/06                  25,000        27,514
     5.250%, 08/01/12                   1,970         2,168
     4.375%, 03/15/13 (K)              15,000        15,821
                                                   --------
Total U.S. Government Agency Obligations
     (Cost $113,305)                                117,276
                                                   --------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS (54.2%)
   FHLMC
     6.875%, 09/15/10                  25,000        30,990
     6.500%, 02/01/17                   8,480         8,869
     4.500%, 06/01/18                  25,000        25,633
   FNMA
     8.500%, 04/01/17                     137           150
     7.000%, 11/01/16 to 05/01/32      35,620        37,570
     6.500%, 06/01/13 to 12/01/32      26,436        27,601
     6.000%, 09/01/13 to 09/01/32      80,540        83,822
     5.000%, 06/01/33                   9,985        10,244
   GNMA
     9.000%, 11/15/17                     217           241
     8.500%, 04/15/31                   1,650         1,783
     8.000%, 06/15/30 to 09/15/31      18,728        20,248
     7.000%, 07/15/31 to 09/15/31       7,179         7,566
     6.500%, 11/15/31                   9,114         9,556
     6.000%, 12/15/31                   6,804         7,129
                                                   --------
Total U.S. Agency Mortgage-Backed Obligations
     (Cost $265,631)                                271,402
                                                   --------
CASH EQUIVALENT (0.0%)
   SEI Liquid Asset Trust Prime
     Obligation Fund                    3,950             4
                                                   --------
Total Cash Equivalent
     (Cost $4)                                            4
                                                   --------
SHORT-TERM INVESTMENT (15.4%)
   Boston Global Investment Trust --
     Enhanced Portfolio (L)        76,913,250        76,913
                                                   --------
Total Short-Term Investment
     (Cost $76,913)                                  76,913
                                                   --------


--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (17.8%)
   Morgan Stanley
     1.290%, dated 05/30/03, matures
     06/02/03, repurchase price
     $89,273,121 (collateralized by
     FNMA & FHLMC obligations:
     total market valuE
     $91,053,170) (G)                 $89,264      $ 89,264
                                                   --------
Total Repurchase Agreement
     (Cost $89,264)                                  89,264
                                                   --------
Total Investments (122.0%)
   (Cost $597,968)                                  610,491
                                                   --------
OTHER ASSETS AND LIABILITIES (-22.0%)
Investment Advisory Fees Payable                       (244)
Administration Fees Payable                             (28)
Distribution Fees Payable                               (74)
Transfer Agency Shareholder Servicing
   Fees Payable                                          (1)
Custodian Fees Payable                                   (5)
Payable upon Return of Securities Loaned            (76,913)
Payable for Investment Securities Purchased         (35,856)
Other Assets and Liabilities, Net                     3,227
                                                   --------
Total Other Assets and Liabilities                 (109,894)
                                                   --------
NET ASSETS:
Paid in Capital -- Trust Shares
   (unlimited authorization -- no par value)
   based on 30,298,463 outstanding shares
   of beneficial interest                           312,256
Paid in Capital -- Investor Shares
   (unlimited authorization -- no par value)
   based on 1,293,139 outstanding shares
   of beneficial interest                            13,510
Paid in Capital -- Flex Shares
   (unlimited authorization -- no par value)
   based on 15,695,021 outstanding shares
   of beneficial interest                           163,981
Undistributed net investment income                       1
Accumulated net realized loss on investments         (1,674)
Net unrealized appreciation on investments           12,523
                                                   --------
Total Net Assets (100.0%)                          $500,597
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares
   ($320,717,508 / 30,298,463 shares)                $10.59
                                                   ========
Net Asset Value and Redemption
   Price Per Share -- Investor Shares
   ($13,668,113 / 1,293,139 shares)                  $10.57
                                                   ========
Maximum Offering Price Per Share --
   Investor Shares ($10.57 / 97.50%)                 $10.84
                                                   ========
Net Asset Value and Offering
   Price Per Share -- Flex Shares (1)
   ($166,211,068 / 15,695,021 shares)                $10.59
                                                   ========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 72.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  MAY 31, 2003



MARYLAND MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (97.5%)
MARYLAND (89.4%)
   Annapolis, Public
     Improvements, GO
     5.000%, 04/01/08                  $1,395       $ 1,581
   Anne Arundel County, GO
     6.000%, 02/01/07                   1,000         1,150
   Baltimore County, Pension
     Funding, GO
     4.500%, 06/01/09                   1,000         1,124
   Baltimore, GO, MBIA
     7.000%, 10/15/10                   1,365         1,754
   Baltimore, Pollution Control,
     General Motors Project, RB
     5.350%, 04/01/08                   1,160         1,327
   Baltimore, Ser A, RB, FGIC
     5.900%, 07/01/10                   1,000         1,200
     5.900%, 07/01/13                     900         1,115
   Calvert County, GO
     5.000%, 07/15/08                   1,000         1,141
   Frederick County, GO
     Callable 07/01/09 @ 101
     5.250%, 07/01/11                   1,000         1,148
   Howard County, Ser A, GO
     Callable 02/15/12 @ 100
     5.250%, 08/15/13                   1,180         1,375
   Howard County, Ser A, GO
     Callable 02/15/12 @ 100
     5.250%, 08/15/14                   1,000         1,159
   Maryland State, Community
     Development Administration,
     RB, FHA
     4.100%, 07/01/08                     285           304
   Maryland State, Community
     Development Administration,
     Ser C, RB, FHA
     Callable 03/01/10 @ 100
     5.650%, 09/01/12                     475           529
   Maryland State, Community
     Development Administration,
     Ser E, RB, FHA
     Callable 09/01/09 @ 100
     5.700%, 09/01/17                     900           976
   Maryland State, Community
     Development Administration,
     Ser F, RB, AMT
     Callable 09/01/09 @ 100
     5.900%, 09/01/19                   1,000         1,084
   Maryland State, Community
     Development Administration,
     Single Family Program,
     Second Ser, RB
     4.700%, 04/01/11                   1,000         1,079


--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
   Maryland State, Community
     Development Administration,
     Single-Family Housing, First Ser,
     RB, FHA
     Callable 04/01/07 @ 101.5
     5.600%, 04/01/18                  $  305       $   325
   Maryland State, Department of
     Transportation County
     Authority, RB
     5.500%, 02/01/13                     975         1,172
   Maryland State, Economic
     Development Corporation,
     Department of Transportation
     Headquarters Project, RB
     Callable 06/01/12 @ 100.5
     5.375%, 06/01/19                   1,000         1,128
   Maryland State, Economic
     Development Corporation,
     Frostburg State University Project,
     Ser A, RB
     Callable 10/01/12 @ 101
     5.500%, 10/01/15                     250           264
   Maryland State, Economic
     Development Corporation,
     Student Housing, University of
     Maryland, Ser A, RB
     Callable 10/01/13 @ 100
     5.625%, 10/01/23                     500           522
   Maryland State, Economic
     Development Corporation,
     University Village at Sheppard
     Pratt Project, RB, ACA
     Callable 07/01/11 @ 101
     5.875%, 07/01/21                     250           275
   Maryland State, First Ser, GO
     Callable 03/01/08 @ 101
     5.000%, 03/01/10                   1,000         1,133
     4.750%, 03/01/09                     500           560
   Maryland State, Health & Higher
     Educational Facilities Authority,
     Board of Child Care Project, RB
     4.500%, 07/01/09                     725           799
   Maryland State, Health & Higher
     Educational Facilities Authority,
     Board of Child Care Project, RB
     Callable 07/01/12 @ 100
     5.500%, 07/01/13                   1,000         1,160
   Maryland State, Health & Higher
     Educational Facilities Authority,
     Carroll County General Hospital,
     RB (H)
     4.400%, 07/01/09                     910           972

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
   Maryland State, Health & Higher
     Educational Facilities Authority,
     Carroll County General
     Hospital, RB
     Callable 07/01/12 @ 100
     6.000%, 07/01/18                  $1,035       $ 1,159
     6.000%, 07/01/21                     250           275
   Maryland State, Health & Higher
     Educational Facilities Authority,
     Catholic Health Initiatives, Ser A,
     RB
     Callable 06/01/10 @ 101
     6.000%, 12/01/24                     250           283
   Maryland State, Health & Higher
     Educational Facilities Authority,
     Hebrew Home of Greater
     Washington, RB
     Callable 01/01/12 @ 100
     5.700%, 01/01/21                     480           513
     5.700%, 01/01/22                     510           543
   Maryland State, Health & Higher
     Educational Facilities Authority,
     Johns Hopkins Hospital Project, RB
     5.000%, 05/15/09                     700           787
   Maryland State, Health & Higher
     Educational Facilities Authority,
     Mercy Medical Center Project, RB
     Callable 07/01/11 @ 100
     5.625%, 07/01/31                   1,000         1,035
   Maryland State, Health & Higher
     Educational Facilities Authority,
     North Arundel Hospital Project, RB
     Callable 07/01/10 @ 101
     6.500%, 07/01/26                     400           441
   Maryland State, Health & Higher
     Educational Facilities Authority,
     Sheppard Pratt, Ser A, RB
     5.000%, 07/01/07                     300           331
   Maryland State, Health & Higher
     Educational Facilities Authority,
     Union Hospital of Cecil County
     Project, RB
     Callable 07/01/12 @ 100
     5.750%, 07/01/20                     500           552
   Maryland State, Health & Higher
     Educational Facilities Authority,
     University of Maryland Medical
     Project, RB
     6.000%, 07/01/05                     100           109
     5.000%, 07/01/09                   1,020         1,141


--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
   Maryland State, Health & Higher
     Educational Facilities Authority,
     University of Maryland Medical
     Project, RB
     Callable 07/01/11 @ 100
     5.750%, 07/01/21                  $1,725       $ 1,886
   Maryland State, Individual
     Development Financing
     Authority, Baltimore Aquarium
     Project, Ser B, RB
     Callable 11/01/12 @ 100
     5.500%, 11/01/17                     500           567
   Maryland State, Second Ser, GO
     Callable 07/15/09 @ 101
     5.250%, 07/15/12                   1,000         1,149
   Maryland State, Ser 2, GO
     5.500%, 07/15/13                   1,150         1,395
   Maryland State, Ser A, GO
     5.500%, 08/01/14                   1,000         1,217
   Maryland State, Stadium Authority,
     Sports Facility Project, RB, AMBAC
     Callable 03/01/06 @ 101
     5.800%, 03/01/26                     250           277
   Maryland State, Third Ser, GO
     5.000%, 10/15/06                     750           839
   Maryland State, Transportation
     Authority, Baltimore/Washington
     International Airport, Ser B,
     RB, AMBAC
     Callable 03/01/12 @ 101
     5.375%, 03/01/15                   1,000         1,119
   Maryland State, Transportation
     Authority, RB, ETM
     Callable 07/07/03 @ 100
     6.800%, 07/01/16                     120           150
   Montgomery County, Housing
     Opportunity, Aston Woods
     Apartments Project, Ser A, RB
     Callable 05/15/08 @ 102
     4.900%, 05/15/31                     600           649
   Montgomery County, Housing
     Opportunity, Housing Development
     Project, RB
     Callable 07/01/10 @ 100
     6.000%, 07/01/20                     990         1,087
   Montgomery County, Housing
     Opportunity, Single-Family
     Mortgage, Ser A, RB
     Callable 01/01/11 @ 100
     4.450%, 07/01/17                     425           454

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  MAY 31, 2003



MARYLAND MUNICIPAL BOND FUND--CONCLUDED

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
   Montgomery County, Ser A, GO
     5.800%, 07/01/07                  $  500       $   579
     5.700%, 07/01/05                     675           739
   Montgomery County, Solid Waste
     Systems Authority, Disposal
     Project, Ser A, RB, AMBAC
     5.000%, 06/01/09                     625           710
   Montgomery County, Trinity
     Healthcare Group, RB
     Callable 12/01/11 @ 100
     5.500%, 12/01/16                   1,000         1,129
   Northeast Maryland, Waste
     Disposal Authority, Resources
     Recreation Project, Ser A, RB
     6.000%, 07/01/06                   1,000         1,104
   Queen Annes County, GO, FGIC
     5.125%, 11/15/06                     350           393
   St. Mary's County, GO
     5.500%, 07/01/11                   1,165         1,390
   Talbot County, GO
     Callable 03/15/12 @ 101
     5.375%, 03/15/17                   1,455         1,671
   University of Maryland, Ser A, RB
     5.000%, 04/01/05                     400           428
   Washington, GO
     Callable 06/01/04 @ 102
     4.625%, 06/01/06                     750           789
   Westminster, Educational Facilities
     Authority, McDaniel College, RB
     4.000%, 04/01/09                     435           453
                                                    -------
                                                     53,699
                                                    -------
PUERTO RICO (8.1%)
   Puerto Rico Commonwealth, GO,
     MBIA
     5.650%, 07/01/15                   1,500         1,834
   Puerto Rico Commonwealth,
     Housing Bank & Finance Agency,
     Affordable Housing Mortgage
     Portfolio, Ser I, RB, AMT, GNMA
     Callable 04/01/05 @ 102
     6.250%, 04/01/29                     625           653
   Puerto Rico Commonwealth, Ser A,
     GO, MBIA
     Callable 08/01/11 @ 100
     5.500%, 08/01/20                     500           574
   Puerto Rico Commonwealth,
     Ser A, GO
     5.500%, 07/01/17                     500           602


--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                    (000)/SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Puerto Rico Commonwealth,
     Ser A, GO, FGIC
     5.500%, 07/01/15                  $  500       $   604
   Puerto Rico Commonwealth,
     Ser C, GO, MBIA
     Mandatory Put 07/01/08 @ 100
     5.000%, 07/01/28                     500           567
                                                    -------
                                                      4,834
                                                    -------
Total Municipal Bonds
     (Cost $54,592)                                  58,533
                                                    -------
CASH EQUIVALENT (1.2%)
   Federated Tax-Free Obligation
     Fund                             743,910           744
                                                    -------
 Total Cash Equivalent
     (Cost $744)                                        744
                                                    -------
Total Investments (98.7%)
   (Cost $55,336)                                    59,277
                                                    -------
OTHER ASSETS AND LIABILITIES (1.3%)
Investment Advisory Fees Payable                        (29)
Administration Fees Payable                              (4)
Distribution Fees Payable                               (23)
Other Assets and Liabilities, Net                       836
                                                    -------
Total Other Assets and Liabilities                      780
                                                    -------
NET ASSETS:
Paid in Capital -- Trust Shares
   (unlimited authorization -- no par value)
   based on 2,787,930 outstanding shares
   of beneficial interest                            27,634
Paid in Capital -- Flex Shares
   (unlimited authorization -- no par value)
   based on 2,695,894 outstanding shares
   of beneficial interest                            27,761
Distribution in excess of net investment income         (20)
Accumulated net realized gain on investments            741
Net unrealized appreciation on investments            3,941
                                                    -------
Total Net Assets (100.0%)                           $60,057
                                                    =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares
   ($30,501,537 / 2,787,930 shares)                  $10.94
                                                    =======
Net Asset Value and Offering
   Price Per Share -- Flex Shares (1)
   ($29,555,579 / 2,695,894 shares)                  $10.96
                                                    =======


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 72.

--------------------------------------------------------------------------------



SHORT-TERM BOND FUND

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (8.0%)
   U.S. Treasury Notes
     5.875%, 11/15/04 (K)             $ 5,000      $  5,336
     5.750%, 11/15/05                   3,250         3,587
     5.250%, 05/15/04                   5,000         5,194
     3.000%, 02/29/04                  10,000        10,139
     2.250%, 07/31/04                   3,000         3,038
                                                   --------
Total U.S. Treasury Obligations
     (Cost $26,943)                                  27,294
                                                   --------
U.S. GOVERNMENT AGENCY OBLIGATIONS (22.3%)
   FHLB
     3.875%, 12/15/04                   5,000         5,194
   FHLB, Ser 273
     5.625%, 05/14/04                   5,000         5,209
   FHLMC
     5.000%, 05/15/11                   4,635         4,768
     4.250%, 06/15/05                   6,750         7,128
     3.875%, 06/27/05                   5,000         5,009
     3.000%, 07/15/04                   6,750         6,886
   FHLMC, Ser 2558, Cl BA
     2.250%, 07/06/05                   3,500         3,522
   FHLMC, Ser 322 (K)
     3.250%, 08/15/05                   7,500         7,784
   FNMA
     4.500%, 10/17/06                   5,000         5,056
     4.000%, 11/25/16                   4,250         4,329
     3.500%, 09/15/04                   8,500         8,748
     1.875%, 12/15/04                   7,000         7,064
   FNMA, Ser 9, Cl UA
     5.500%, 07/15/06                   4,750         5,279
                                                   --------
Total U.S. Government Agency Obligations
     (Cost $75,243)                                  75,976
                                                   --------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS (1.2%)
   FHLMC
     6.000%, 07/01/06                   1,734         1,798
   FNMA
     7.000%, 01/01/27                     393           415
   FNMA, REMIC, Ser 2002-27, Cl QA
     5.250%, 04/25/10                   1,324         1,324
   GNMA
     8.000%, 11/15/09                     413           446
                                                   --------
Total U.S. Agency Mortgage-Backed Obligations
     (Cost $3,855)                                    3,983
                                                   --------
CORPORATE OBLIGATIONS (53.3%)
AEROSPACE & DEFENSE (1.7%)
   Boeing Capital (K)
     5.650%, 05/15/06                   3,300         3,568


--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
   General Dynamics
     2.125%, 05/15/06                 $ 1,740      $  1,749
   Raytheon
     5.700%, 11/01/03                     500           506
                                                   --------
                                                      5,823
                                                   --------
AIR TRANSPORTATION (0.6%)
   FedEx
     6.625%, 02/12/04                   2,150         2,224
                                                   --------
AUTOMOTIVE (0.7%)
   DaimlerChrysler (K)
     7.750%, 06/15/05                   2,250         2,481
                                                   --------
BANKING (3.7%)
   Bank of America
     6.500%, 03/15/06                   1,180         1,317
   KFW International Finance,
     Ser DTC
     4.750%, 01/24/07                   3,000         3,271
   Wachovia
     6.800%, 06/01/05                   3,500         3,841
   Wells Fargo
     6.625%, 07/15/04                   4,025         4,257
                                                   --------
                                                     12,686
                                                   --------
CABLE (0.5%)
   TCI Communications
     8.650%, 09/15/04                   1,460         1,569
                                                   --------
FINANCE (13.8%)
   Bank of America
     6.625%, 06/15/04                   4,925         5,202
   Bank One, Ser A, MTN
     5.625%, 02/17/04                   4,000         4,122
   CIT Group
     4.125%, 02/21/06                   3,555         3,685
   Citigroup
     5.700%, 02/06/04                   4,000         4,119
   EOP Operating LP
     8.375%, 03/15/06                   1,505         1,733
   First American Bank
     7.750%, 07/15/04                   5,000         5,314
   Ford Motor Credit
     7.500%, 03/15/05                   1,675         1,770
     6.875%, 02/01/06                   1,700         1,788
   General Electric Capital,
     Ser A, MTN
     2.850%, 01/30/06                   4,850         4,963
   General Motors Acceptance (K)
     6.750%, 01/15/06                     825           881

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  MAY 31, 2003



SHORT-TERM BOND FUND--CONCLUDED

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
   General Motors Acceptance, MTN
     6.380%, 01/30/04                 $ 1,675      $  1,723
   Household Finance
     6.000%, 05/01/04                   5,000         5,213
   International Lease Finance (K)
     5.750%, 10/15/06                   1,974         2,139
   National Rural Utilities
     3.000%, 02/15/06                   4,160         4,280
                                                   --------
                                                     46,932
                                                   --------
FOOD, BEVERAGE & TOBACCO (0.6%)
   Conagra Foods
     7.500%, 09/15/05                   1,690         1,887
                                                   --------
INDUSTRIAL (9.2%)
   Alcoa
     4.250%, 08/15/07                   2,150         2,289
   Anadarko Petroleum
     3.250%, 05/01/08                   1,835         1,838
   Coca Cola Enterprises
     6.625%, 08/01/04                   4,000         4,233
   Computer Associates International,
     Ser B
     6.375%, 04/15/05                   1,550         1,635
   Diageo Capital PLC
     3.375%, 03/20/08                   1,000         1,028
   IBM
     6.000%, 11/30/04                   3,500         3,716
   Ingersoll-Rand
     5.800%, 06/01/04                   1,900         1,983
   Kellogg
     6.625%, 01/29/04                   3,000         3,093
   Kerr-McGee
     5.375%, 04/15/05                   1,775         1,871
   Kroger
     7.375%, 03/01/05                   1,575         1,703
   Masco (K)
     6.750%, 03/15/06                   1,600         1,786
   Phillips Petroleum
     8.500%, 05/25/05                   3,500         3,958
   Weyerhaeuser
     6.125%, 03/15/07                   2,000         2,217
                                                   --------
                                                     31,350
                                                   --------
INSURANCE (2.4%)
   Allstate
     7.875%, 05/01/05                   4,300         4,784
   MetLife
     3.911%, 05/15/05                   2,250         2,336
   Safeco
     4.200%, 02/01/08                   1,110         1,153
                                                   --------
                                                      8,273
                                                   --------


--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
INVESTMENT BANKERS/BROKER DEALERS (8.6%)
   Bear Stearns
     3.000%, 03/30/06                 $ 3,650       $ 3,755
   Credit Suisse First Boston (K)
     5.875%, 08/01/06                   3,250         3,590
   Goldman Sachs Group
     7.625%, 08/17/05                   3,500         3,959
   Lehman Brothers Holdings
     7.750%, 01/15/05                   4,000         4,390
   Merrill Lynch, Ser B, MTN
     2.940%, 01/30/06                   4,635         4,727
   Morgan Stanley Dean Witter
     7.750%, 06/15/05                   3,875         4,333
   Paine Webber Group
     6.375%, 05/15/04                   4,300         4,506
                                                   --------
                                                     29,260
                                                   --------
MEDICAL PRODUCTS (1.5%)
   Cardinal Health
     6.500%, 02/15/04                   5,000         5,181
                                                   --------
RETAIL (0.5%)
   Nordstrom
     8.950%, 10/15/05                   1,600         1,829
                                                   --------
SERVICES (1.7%)
   Electronic Data Systems (K)
     6.850%, 10/15/04                   1,500         1,560
   Viacom
     7.750%, 06/01/05                   2,500         2,794
     7.150%, 05/20/05                   1,350         1,487
                                                   --------
                                                      5,841
                                                   --------
TELEPHONE & TELECOMMUNICATIONS (3.7%)
   AT&T Wireless
     7.500%, 05/01/07                   2,000         2,296
   British Telecom PLC
     7.875%, 12/15/05                   4,000         4,550
   Verizon Wireless (K)
     5.375%, 12/15/06                   2,000         2,189
   Vodafone Group PLC (B)
     7.625%, 02/15/05                   3,125         3,434
                                                   --------
                                                     12,469
                                                   --------
TRANSPORTATION (1.5%)
   Union Pacific
     5.840%, 05/25/04                   5,000         5,188
                                                   --------
UTILITIES (2.6%)
   Alabama Power, Ser X
     3.125%, 05/01/08                     815           830
   Dominion Resources, Ser B
     7.625%, 07/15/05                   1,500         1,669
   Scottish Power PLC, Ser H, MTN
     6.750%, 07/15/04                   2,500         2,635

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                   (000)/SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Southern New England Telephone,
     Ser C, MTN
     6.125%, 12/15/03                 $ 3,500      $  3,592
                                                   --------
                                                      8,726
                                                   --------
Total Corporate Obligations
     (Cost $175,491)                                181,719
                                                   --------
ASSET-BACKED OBLIGATIONS (7.0%)
   Bank One Issuance Trust,
     Ser 2002-A4, Cl A4
     2.940%, 06/16/08                   4,500         4,629
   Capital Auto Receivables Asset
     Trust, Ser 2002-3, Cl A3
     3.580%, 10/16/06                   4,500         4,688
   Capital Auto Receivables Asset
     Trust, Ser 2002-4, Cl A4
     2.640%, 03/17/08                   2,000         2,042
   Conseco Finance Home Equity
     Trust, Ser 2001-C, Cl A3
     5.390%, 11/15/25                   2,649         2,678
   CoreStates Home Equity Trust,
     Ser 1994-1, Cl A
     6.650%, 05/15/09                      30            30
   Equivantage Home Equity Loan
     Trust, Ser 1996-1, Cl A
     7.300%, 10/25/25                     169           169
   Ford Credit Auto Owner Trust,
     Ser 2002-A, Cl A3A
     3.620%, 01/15/06                   3,000         3,043
   Honda Auto Receivables Owner
     Trust, Ser 2002-1, Cl A3
     3.500%, 10/17/05                   5,000         5,064
   Honda Auto Receivables Owner
     Trust, Ser 2002-3, Cl A4
     3.610%, 12/18/07                   1,500         1,565
                                                   --------
Total Asset-Backed Obligations
     (Cost $23,345)                                  23,908
                                                   --------
FOREIGN GOVERNMENT DEBT SECURITIES (2.0%)
   Province of Ontario
     7.000%, 08/04/05                   4,000         4,460
   Quebec Province
     5.500%, 04/11/06                   2,000         2,187
                                                   --------
Total Foreign Government Debt Securities
     (Cost $6,141)                                    6,647
                                                   --------
SHORT-TERM INVESTMENT (6.8%)
   Boston Global Investment Trust --
     Enhanced Portfolio (L)        23,290,065        23,290
                                                   --------
Total Short-Term Investment
     (Cost $23,290)                                  23,290
                                                   --------


--------------------------------------------------------------------------------

                                      SHARES       VALUE (000)
--------------------------------------------------------------------------------
CASH EQUIVALENTS (5.4%)
   Federated Prime Obligation
     Money Market Fund             16,345,486      $ 16,345
   SEI Daily Income Trust Prime
     Obligation Fund                2,163,917         2,164
                                                   --------
Total Cash Equivalents
     (Cost $18,509)                                  18,509
                                                   --------
Total Investments (106.0%)
   (Cost $352,817)                                  361,326
                                                   --------
OTHER ASSETS AND LIABILITIES (-6.0%)
Investment Advisory Fees Payable                       (172)
Administration Fees Payable                             (20)
Distribution Fees Payable                               (11)
Transfer Agency Shareholder Servicing
   Fees Payable                                          (2)
Custodian Fees Payable                                   (4)
Payable upon Return of Securities Loaned            (23,290)
Other Assets and Liabilities, Net                     3,174
                                                   --------
Total Other Assets and Liabilities                  (20,325)
                                                   --------
NET ASSETS:
Paid in Capital -- Trust Shares
   (unlimited authorization -- no par value)
   based on 30,144,405 outstanding shares
   of beneficial interest                           305,542
Paid in Capital -- Investor Shares
   (unlimited authorization -- no par value)
   based on 564,733 outstanding shares
   of beneficial interest                             5,720
Paid in Capital -- Flex Shares
   (unlimited authorization -- no par value)
   based on 3,240,245 outstanding shares
   of beneficial interest                            32,647
Undistributed net investment income                       3
Accumulated net realized loss on investments        (11,420)
Net unrealized appreciation on investments            8,509
                                                   --------
Total Net Assets (100.0%)                          $341,001
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares
   ($302,707,947 / 30,144,405 shares)                $10.04
                                                   ========
Net Asset Value and Redemption
   Price Per Share -- Investor Shares
   ($5,685,200 / 564,733 shares)                     $10.07
                                                   ========
Maximum Offering Price Per Share --
   Investor Shares ($10.07 / 98.00%)                 $10.28
                                                   ========
Net Asset Value and Offering
   Price Per Share -- Flex Shares (1)
   ($32,607,850 / 3,240,245 shares)                  $10.06
                                                   ========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 72.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  MAY 31, 2003



SHORT-TERM U.S. TREASURY SECURITIES FUND

--------------------------------------------------------------------------------
                                FACE AMOUNT (000)/
                                      SHARES       VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (97.5%)
   U.S. Treasury Bills (D)
     1.028%, 08/14/03                 $ 5,000      $  4,989
     1.015%, 11/06/03                  25,000        24,882
   U.S. Treasury Notes
     3.000%, 11/30/03                   6,500         6,561
     3.000%, 01/31/04                  37,000        37,458
     3.000%, 02/29/04                  16,500        16,729
     3.625%, 03/31/04                  10,500        10,719
     3.375%, 04/30/04                   7,500         7,653
     3.250%, 05/31/04                   9,000         9,188
     6.000%, 08/15/04                   4,000         4,231
     5.875%, 11/15/04                  10,000        10,671
     2.000%, 11/30/04                  10,000        10,118
     7.500%, 02/15/05                   5,000         5,528
     6.500%, 08/15/05                  25,000        27,795
     5.875%, 11/15/05                  13,000        14,386
     5.750%, 11/15/05                  15,000        16,556
     5.625%, 02/15/06                  10,000        11,097
     2.000%, 05/15/06                  17,000        17,213
   U.S. Treasury STRIPS (D)
     3.662%, 11/15/04                  23,000        22,607
                                                   --------
Total U.S. Treasury Obligations
     (Cost $254,807)                                258,381
                                                   --------
CASH EQUIVALENT (1.8%)
   Federated U.S. Treasury Cash
     Reserves Fund                  4,785,322         4,785
                                                   --------
Total Cash Equivalent
     (Cost $4,785)                                    4,785
                                                   --------
Total Investments (99.3%)
   (Cost $259,592)                                  263,166
                                                   --------
OTHER ASSETS AND LIABILITIES (0.7%)
Investment Advisory Fees Payable                       (134)
Administration Fees Payable                             (16)
Distribution Fees Payable                               (40)
Transfer Agency Shareholder Servicing
   Fees Payable                                          (1)
Custodian Fees Payable                                   (2)
Other Assets and Liabilities, Net                     1,959
                                                   --------
Total Other Assets and Liabilities                    1,766
                                                   --------


--------------------------------------------------------------------------------

                                                   VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Paid in Capital -- Trust Shares
   (unlimited authorization -- no par value)
   based on 11,740,657 outstanding shares
   of beneficial interest                          $117,675
Paid in Capital -- Investor Shares
   (unlimited authorization -- no par value)
   based on 1,503,136 outstanding shares
   of beneficial interest                            15,440
Paid in Capital -- Flex Shares
   (unlimited authorization -- no par value)
   based on 12,358,304 outstanding shares
   of beneficial interest                           126,040
Accumulated net realized gain on investments          2,203
Net unrealized appreciation on investments            3,574
                                                   --------
Total Net Assets (100.0%)                          $264,932
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares
   ($121,617,490 / 11,740,657 shares)                $10.36
                                                   ========
Net Asset Value and Redemption
   Price Per Share -- Investor Shares
   ($15,558,350 / 1,503,136 shares)                  $10.35
                                                   ========
Maximum Offering Price Per Share --
   Investor Shares ($10.35 / 99.00%)                 $10.45
                                                   ========
Net Asset Value and Offering
   Price Per Share -- Flex Shares (1)
   ($127,756,477 / 12,358,304 shares)                $10.34
                                                   ========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 72.

--------------------------------------------------------------------------------



STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (9.4%)
   U.S. Treasury Notes
     5.375%, 02/15/31                 $ 4,000      $  4,647
     5.250%, 11/15/28 to 02/15/29      10,000        11,195
     4.000%, 11/15/12                   2,000         2,111
                                                   --------
Total U.S. Treasury Obligations
     (Cost $17,556)                                  17,953
                                                   --------
U.S. GOVERNMENT AGENCY OBLIGATIONS (2.2%)
   FHLMC
     4.500%, 01/15/13                   2,000         2,134
   FNMA
     4.375%, 03/15/13                   2,000         2,109
                                                   --------
Total U.S. Government Agency Obligations
     (Cost $3,997)                                    4,243
                                                   --------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (23.2%)
   FHLMC REMIC, Ser 1623, Cl PG
     3.000%, 07/15/21                     885           890
   FHLMC REMIC, Ser 2568, Cl KA
     4.250%, 12/15/21                   1,482         1,518
   FNMA
     7.000%, 11/01/31 to 01/01/32       1,585         1,670
     6.500%, 04/01/31 to 05/01/32       5,838         6,085
     6.000%, 09/01/32 to 03/01/33       5,771         5,997
     5.936%, 11/01/11                     984         1,133
     5.500%, 05/01/17 to 12/01/32      10,539        10,946
     5.000%, 06/01/29                   4,993         5,122
     4.500%, 06/18/18                   4,978         5,103
     3.252%, 06/01/33                   3,434         3,539
   FNMA REMIC, Ser 2002-22, Cl PE
     6.500%, 11/25/30                   1,000         1,051
   GNMA
     6.000%, 12/15/31                   1,415         1,482
                                                   --------
Total U.S. Government Mortgage-Backed Obligations
     (Cost $43,666)                                  44,536
                                                   --------
CORPORATE OBLIGATIONS (46.7%)
AEROSPACE & DEFENSE (1.1%)
   L-3 Communications (B)
     Callable 07/15/08 @ 103.063
     6.125%, 07/15/13                   1,000           995
   Sequa
     9.000%, 08/01/09                   1,000         1,050
                                                   --------
                                                      2,045
                                                   --------
AUTOPARTS (1.7%)
   Cummins (B)
     9.500%, 12/01/10                     500           539
   Dana
     6.500%, 03/15/08                   1,000           970


--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
   Metaldyne
     Callable 06/15/07 @ 105.5
     11.000%, 06/15/12                $ 1,000      $    770
   TRW Automotive (B)
     9.375%, 02/15/13                   1,000         1,042
                                                   --------
                                                      3,321
                                                   --------
BROADCASTING (2.5%)
   Albritton Communications
     Callable 12/15/07 @ 103.88
     7.750%, 12/15/12                   1,000         1,027
   Corus Entertainment
     Callable 03/01/07 @ 104.375
     8.750%, 03/01/12                     500           530
   Entravision Communications
     Callable 03/15/06 @ 104.063
     8.125%, 03/15/09                     500           518
   Grupo Televisa
     8.500%, 03/11/32                     750           806
   Paxson Communications (A)
     Callable 01/15/06 @ 106.12
     7.513%, 01/15/09                   1,000           815
   Spanish Broadcasting
     Callable 11/01/04 @ 104.813
     9.625%, 11/01/09                   1,000         1,045
                                                   --------
                                                      4,741
                                                   --------
BUILDING & CONSTRUCTION (2.2%)
   K. Hovnanian Enterprises (K)
     Callable 04/01/07 @ 104.438
     8.875%, 04/01/12                   1,000         1,060
   Standard Pacific
     9.250%, 04/15/12                   1,000         1,075
   WCI Communities
     Callable 02/15/06 @ 105.313
     10.625%, 02/15/11                    500           540
   WCI Communities
     Callable 05/01/07 @ 104.56
     9.125%, 05/01/12                     500           518
   William Lyon Homes
     10.750%, 04/01/13                  1,000         1,035
                                                   --------
                                                      4,228
                                                   --------
CABLE (3.1%)
   Adelphia Communications (J)
     10.875%, 10/01/10                    750           416
   British Sky Broadcasting
     7.300%, 10/15/06                     500           551
   Charter Communications Holdings
     10.750%, 10/01/09                    750           548
   Continental Cablevision
     8.300%, 05/15/06                   1,000         1,144
   Echostar DBS
     Callable 01/15/06 @ 104.563
     9.125%, 01/15/09                     500           555

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  MAY 31, 2003



STRATEGIC INCOME FUND--CONTINUED

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
   Echostar DBS
     Callable 10/01/04 @ 105.188
     10.375%, 10/01/07                $   600      $    662
   Insight Midwest LP
     Callable 10/01/04 @ 104.875
     9.750%, 10/01/09                   1,000         1,045
   Mediacom LLC (K)
     Callable 01/15/06 @ 104.75
     9.500%, 01/15/13                     750           788
   Mediacom LLC, Ser B (K)
     Callable 04/15/03 @ 104.25
     8.500%, 04/15/08                     250           252
                                                   --------
                                                      5,961
                                                   --------
CHEMICALS (2.0%)
   Compass Minerals Group
     Callable 08/15/06 @ 105
     10.000%, 08/15/11                    500           552
   Equistar Chemical (B)
     Callable 05/01/07 @ 105.313
     10.625%, 05/01/11                  1,000         1,015
   HMP Equity Holdings (A) (B)
     15.592%, 05/15/08                  1,000           475
   IMC Global (B)
     11.250%, 06/01/11                    500           555
   IMC Global, Ser B
     Callable 06/01/06 @ 105.63
     11.250%, 06/01/11                    500           555
   Methanex
     8.750%, 08/15/12                     250           278
   OM Group
     Callable 12/15/06 @ 104.625
     9.250%, 12/15/11                     500           435
                                                   --------
                                                      3,865
                                                   --------
CONSUMER PRODUCTS (1.8%)
   American Achievement, Ser B
     Callable 01/01/05 @ 105.813
     11.625%, 01/01/07                    750           811
   Chattem, Ser B
     Callable 04/01/04 @ 102.958
     8.875%, 04/01/08                   1,000         1,030
   Hasbro
     6.600%, 07/15/28                     750           731
   Levi Strauss (K)
     Callable 01/15/05 @ 105.813
     11.625%, 01/15/08                  1,000           855
                                                   --------
                                                      3,427
                                                   --------
ENERGY (3.1%)
   Chesapeake Energy
     9.000%, 08/15/12                   1,000         1,095


--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
   Denbury Resources (B)
     Callable 04/01/08 @ 103.75
     7.500%, 04/01/13                 $   500      $    512
   Magnum Hunter
     Callable 06/01/03 @ 105
     10.000%, 06/01/07                    500           515
   Peabody Energy
     Callable 03/15/08 @ 103.44
     6.875%, 03/15/13                   1,000         1,045
   Pemex Project Funding
     Master Trust
     7.875%, 02/01/09                     500           574
     7.375%, 12/15/14                     500           552
   Plains All American Pipeline LP
     7.750%, 10/15/12                     250           272
   Stone Energy
     Callable 12/15/06 @ 104.125
     8.250%, 12/15/11                     200           210
   Swift Energy
     Callable 05/01/07 @ 104.688
     9.375%, 05/01/12                     500           528
   Tesoro Petroleum, Ser B (K)
     Callable 11/01/05 @ 104.81
     9.625%, 11/01/08                     500           458
   Westport Resources (B)
     8.250%, 11/01/11                     250           271
                                                   --------
                                                      6,032
                                                   --------
ENTERTAINMENT (3.2%)
   Boyd Gaming (B)
     Callable 12/15/07 @ 103.875
     7.750%, 12/15/12                     500           514
   Kerzner International
     Callable 08/15/06 @ 104.438
     8.875%, 08/15/11                   1,000         1,067
   Mandalay Resort Group
     10.250%, 08/01/07                  1,000         1,100
   Resort International Hotel & Casino
     Callable 03/15/07 @ 106
     11.500%, 03/15/09                    500           454
   Royal Caribbean Cruises (K)
     8.750%, 02/02/11                   1,000         1,005
   Six Flags (K)
     Callable 02/01/06 @ 104.44
     8.875%, 02/01/10                   1,000           954
   Venetian Casino
     Callable 06/15/06 @ 105.5
     11.000%, 06/15/10                  1,000         1,094
                                                   --------
                                                      6,188
                                                   --------
FINANCE (0.3%)
   Capital One
     8.750%, 02/01/07                     500           560
                                                   --------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO (1.8%)
   B&G Foods, Ser D
     Callable 08/01/03 @ 103.208
     9.625%, 08/01/07                 $   625      $    640
   Burns Philp Capital Property (B)
     Callable 07/15/07 @ 104.875
     9.750%, 07/15/12                   1,000           965
   Land O Lakes, Ser B
     Callable 11/15/06 @ 104.38
     8.750%, 11/15/11                   1,000           750
   RJ Reynolds Tobacco Holdings,
     Ser B
     7.750%, 05/15/06                   1,000         1,026
                                                   --------
                                                      3,381
                                                   --------
HOTELS & LODGING (0.5%)
   Host Marriott, Ser B
     Callable 08/01/03 @ 103.99
     7.875%, 08/01/08                   1,000           998
                                                   --------
INDUSTRIAL (3.0%)
   AK Steel
     Callable 06/15/07 @ 103.875
     7.750%, 06/15/12                   1,000           795
   Case
     7.250%, 08/01/05                   1,000           992
   Constar
     Callable 12/01/07 @ 105.5
     11.000%, 12/01/12                    500           530
   Foamex LP
     Callable 04/01/06 @ 105.375
     10.750%, 04/01/09                    500           400
   NMGH Holding
     Callable 05/15/06 @ 105
     10.000%, 05/15/09                    500           537
   Sanmina-SCI (B)
     Callable 01/15/07 @ 105.188
     10.375%, 01/15/10                    500           555
   SPX Callable 01/01/08 @ 103.75
     7.500%, 01/01/13                     500           526
   Trimas (B)
     Callable 06/15/07 @ 104.938
     9.875%, 06/15/12                     250           253
   Trimas
     Callable 06/15/07 @ 104.938
     9.875%, 06/15/12                     750           758
   United States Steel
     Callable 05/15/07 @ 104.88
     9.750%, 05/15/10                     500           495
                                                   --------
                                                      5,841
                                                   --------
MEDICAL & MEDICAL PRODUCTS (3.4%)
   Ameripath (B)
     Callable 04/01/08 @ 105.25
     10.500%, 04/01/13                  1,000         1,040


--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
   Amerisourcebergen
     7.250%, 11/15/12                 $   500      $    539
   Apogent Technologies (B)
     Callable 05/15/08 @ 103.25
     6.500%, 05/15/13                     500           510
   Fisher Scientific (B)
     8.125%, 05/01/12                     500           536
   Healthsouth (J) (K)
     Callable 10/01/04 @ 105.375
     10.750%, 10/01/08                    750           277
   Pacificare Health Systems
     Callable 06/01/06 @ 105.375
     10.750%, 06/01/09                  1,000         1,095
   Rotech Healthcare
     9.500%, 04/01/12                   1,000           990
   United Surgical Partners
     Callable 12/15/06 @ 105
     10.000%, 12/15/11                  1,000         1,080
   US Oncology
     Callable 02/01/07 @ 104.813
     9.625%, 02/01/12                     500           539
                                                   --------
                                                      6,606
                                                   --------
PRINTING & PUBLISHING (1.4%)
   Dex Media East LLC
     Callable 11/15/07 @ 106.063
     12.125%, 11/15/12                  1,000         1,170
   Primedia (B)
     Callable 05/15/08 @ 104
     8.000%, 05/15/13                   1,000         1,005
   Von Hoffman Press
     10.250%, 03/15/09                    500           515
                                                   --------
                                                      2,690
                                                   --------
REAL ESTATE INVESTMENT TRUSTS (2.2%)
   Crescent Real Estate
     Callable 04/15/06 @ 104.625
     9.250%, 04/15/09                     750           805
   IStar Financial
     7.000%, 03/15/08                     750           790
   MeriStar Hospitality Operating
     Partnership LP
     Callable 12/15/05 @ 105.25
     10.500%, 06/15/09                  1,000           972
   Senior Housing Properties Trust
     Callable 04/15/08 @ 103.938
     7.875%, 04/15/15                     500           508
   Ventas Realty LP
     9.000%, 05/01/12                   1,000         1,085
                                                   --------
                                                      4,160
                                                   --------
RETAIL (3.2%)
   Asbury Automotive Group
     Callable 06/15/07 @ 104.5
     9.000%, 06/15/12                   1,000           940

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  MAY 31, 2003



STRATEGIC INCOME FUND--CONCLUDED

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
   Great Atlantic & Pacific Tea
     Callable 12/15/06 @ 104.563
     9.125%, 12/15/11                 $ 1,000      $    890
   Hollywood Entertainment
     Callable 03/15/07 @ 104.813
     9.625%, 03/15/11                   1,000         1,065
   Ingles Markets
     Callable 12/01/06 @ 104.438
     8.875%, 12/01/11                     500           505
   JC Penney
     8.000%, 03/01/10                   1,000         1,022
   Office Depot
     10.000%, 07/15/08                    500           585
   Roundy's, Ser B (B)
     Callable 06/15/07 @ 104.438
     8.875%, 06/15/12                   1,000         1,043
                                                   --------
                                                      6,050
                                                   --------
SERVICE INDUSTRIES (3.5%)
   Allied Waste (B)
     9.250%, 09/01/12                     500           536
   Coinmach
     Callable 02/01/06 @ 104.5
     9.000%, 02/01/10                     500           537
   IESI Callable 06/15/07 @ 105.125
     10.250%, 06/15/12                    500           522
   IPC Acquisition
     Callable 12/15/05 @ 105.75
     11.500%, 12/15/09                    200           208
   Iron Mountain
     Callable 01/15/08 @ 103.88
     7.750%, 01/15/15                     500           533
   Service International
     7.700%, 04/15/09                     500           505
     6.875%, 10/01/07                     500           498
   Shaw Group (B)
     Callable 03/15/07 @ 105.375
     10.750%, 03/15/10                  1,000           990
   Transmontaigne (B)
     Callable 06/01/07 @ 104.563
     9.125%, 06/01/10                     500           513
   United Rentals, Ser B (K)
     Callable 06/01/03 @ 104.75
     9.500%, 06/01/08                   1,000           945
   Xerox
     5.500%, 11/15/03                   1,000           998
                                                   --------
                                                      6,785
                                                   --------
TELEPHONE & TELECOMMUNICATIONS (4.1%)
   Crown Castle International (K)
     Callable 08/01/05 @ 105.375
     10.750%, 08/01/11                  1,000         1,050


--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
   Intermedia Communications,
     Ser B (J)
     11.250%, 07/15/07                $   750      $    549
   Nextel Communications (A)
     Callable 09/15/03 @ 102.663
     9.556%, 09/15/07                   1,000         1,038
   PanAmSat
     Callable 02/01/07 @ 104.25
     8.500%, 02/01/12                   1,000         1,070
   Rogers Cantel
     Callable 06/01/03 @ 104.69
     9.375%, 06/01/08                   1,000         1,045
   Sprint Capital
     6.125%, 11/15/08                     500           528
   Triton PCS (A) (K)
     9.443%, 05/01/08                   1,000         1,060
   TSI Telecommunications Services,
     Ser B
     Callable 02/01/06 @ 106.375
     12.750%, 02/01/09                    500           470
   Voicestream Wireless (A)
     Callable 11/15/04 @ 105.94
     9.189%, 11/15/09                   1,000           970
                                                   --------
                                                      7,780
                                                   --------
TRANSPORTATION (0.4%)
   Laidlaw, Ser B
     11.500%, 04/15/07                  1,000           765
                                                   --------
UTILITIES (2.2%)
   Calpine (K)
     8.500%, 02/15/11                     500           340
   El Paso Energy Partners, Ser B
     Callable 12/01/06 @ 104.25
     8.500%, 06/01/11                   1,000         1,065
   Mission Energy Holdings
     13.500%, 07/15/08                  1,000           660
   PSEG Energy Holdings (B)
     7.750%, 04/16/07                     500           531
   Western Resources
     7.125%, 08/01/09                     600           609
   Williams
     9.250%, 03/15/04                   1,000         1,020
                                                   --------
                                                      4,225
                                                   --------
Total Corporate Obligations
     (Cost $88,845)                                  89,649
                                                   --------
ASSET-BACKED OBLIGATION (0.8%)
   Saxon Asset Securities Trust,
     Ser 2003-1, Cl AF3
     2.920%, 06/25/33                   1,550         1,572
                                                   --------
Total Asset-Backed Obligation
     (Cost $1,550)                                    1,572
                                                   --------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                      (000) (E)    VALUE (000)
--------------------------------------------------------------------------------
FOREIGN GOVERNMENT DEBT SECURITIES (16.5%)
AUSTRALIA (1.9%)
   Australian Government (AUD)
     6.750%, 11/15/06                   2,500      $  1,747
     6.500%, 05/15/13                   2,500         1,833
                                                   --------
                                                      3,580
                                                   --------
BELGIUM (0.6%)
   Belgium Kingdom (EUR)
     4.250%, 09/28/13                   1,000         1,217
                                                   --------
BRAZIL (1.1%)
   Federal Republic of Brazil
     11.000%, 01/11/12                $ 2,000         2,023
                                                   --------
CANADA (2.0%)
   Canadian Government (CAD)
     5.750%, 09/01/06                   2,500         1,943
     5.250%, 06/01/12                   2,500         1,934
                                                   --------
                                                      3,877
                                                   --------
FRANCE (1.2%)
   Government of France (EUR)
     6.500%, 10/25/06                   1,700         2,251
                                                   --------
GERMANY (1.8%)
   Deutschland Republic (EUR)
     6.000%, 01/05/06                   2,700         3,464
                                                   --------
ITALY (1.7%)
   Buoni Poliennali del Tesoro (EUR)
     5.250%, 08/01/17                   2,500         3,273
                                                   --------
SPAIN (1.9%)
   Government of Spain (EUR)
     6.000%, 01/31/08                   2,800         3,728
                                                   --------
SWEDEN (2.0%)
   Swedish Government (SEK)
     6.750%, 05/05/14                  24,000         3,731
                                                   --------
UNITED KINGDOM (2.3%)
   United Kingdom (GBP)
     7.500%, 12/07/06                   1,000         1,847
     5.000%, 03/07/12                   1,500         2,624
                                                   --------
                                                      4,471
                                                   --------
Total Foreign Government Debt Securities
     (Cost $26,157)                                  31,615
                                                   --------
CASH EQUIVALENT (9.9%)
   Wells Fargo Time Deposit
     0.520%, 06/02/03             $18,970,496        18,970
                                                   --------
Total Cash Equivalent
     (Cost $18,970)                                  18,970
                                                   --------


--------------------------------------------------------------------------------

                                      SHARES       VALUE (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (4.5%)
   Boston Global Investment Trust --
     Enhanced Portfolio (L)         8,605,010      $  8,605
                                                   --------
Total Short-Term Investment
     (Cost $8,605)                                    8,605
                                                   --------
Total Investments (113.2%)
   (Cost $209,346)                                  217,143
                                                   --------
OTHER ASSETS AND LIABILITIES (-13.2%)
Investment Advisory Fees Payable                       (115)
Administration Fees Payable                             (10)
Distribution Fees Payable                               (51)
Custodian Fees Payable                                   (4)
Payable upon Return of Securities Loaned             (8,605)
Payable for Investment Securities Purchased         (20,644)
Other Assets and Liabilities, Net                     4,157
                                                   --------
Total Other Assets and Liabilities                  (25,272)
                                                   --------
NET ASSETS:
Paid in Capital -- Trust Shares
   (unlimited authorization -- no par value)
   based on 6,197,309 outstanding shares
   of beneficial interest                            60,655
Paid in Capital -- Flex Shares
   (unlimited authorization -- no par value)
   based on 13,004,334 outstanding shares
   of beneficial interest                           126,968
Distribution in excess of net investment income      (3,788)
Accumulated net realized gain on investments            281
Net unrealized appreciation on investments            7,797
Net unrealized depreciation on forward
   foreign currency contracts, foreign
   currencies and translation of other
   assets and liabilities denominated in
   foreign currencies                                   (42)
                                                   --------
Total Net Assets (100.0%)                          $191,871
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares
   ($61,905,598 / 6,197,309 shares)                   $9.99
                                                   ========
Net Asset Value and Offering
   Price Per Share -- Flex Shares (1)
   ($129,965,307 / 13,004,334 shares)                 $9.99
                                                   ========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 72.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  MAY 31, 2003


U.S. GOVERNMENT SECURITIES FUND

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (22.3%)
   U.S. Treasury Notes
     5.375%, 02/15/31                 $10,000      $ 11,619
     4.625%, 05/15/06 (K)              10,000        10,878
     4.375%, 08/15/12 (K)              10,000        10,871
     4.000%, 11/15/12 (K)              16,000        16,888
     3.375%, 01/15/07                   5,794         6,359
     3.000%, 11/15/07 to 07/15/12 (K)  11,063        11,700
                                                   --------
Total U.S. Treasury Obligations
     (Cost $65,882)                                  68,315
                                                   --------
U.S. GOVERNMENT AGENCY OBLIGATIONS (11.0%)
   FHLB
     2.500%, 03/15/06                   2,000         2,043
   FHLB, Ser 422
     1.875%, 06/15/06                   2,000         2,004
   FHLMC
     6.750%, 03/15/31                   8,000        10,355
     4.500%, 01/15/13 (K)               6,600         7,041
   FNMA
     6.625%, 11/15/10                  10,000        12,234
                                                   --------
Total U.S. Government Agency Obligations
     (Cost $30,683)                                  33,677
                                                   --------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (61.2%)
   FHLMC
     7.000%, 06/01/17                   1,127         1,190
     6.500%, 03/01/12 to 09/01/16       4,061         4,250
     5.500%, 04/01/17                   6,921         7,167
     5.253%, 04/01/33                   5,000         5,180
     5.000%, 05/01/33                   4,995         5,134
     4.500%, 06/01/18                  10,000        10,253
     1.650%, 08/27/05                   4,145         4,151
   FHLMC REMIC, Ser 1623, Cl PG
     3.000%, 07/15/21                   3,983         4,004
   FNMA
     7.000%, 12/01/31 to 06/01/32       9,713        10,233
     6.500%, 06/01/13 to 07/01/32      14,917        15,552
     6.290%, 08/01/18                   1,315         1,374
     6.000%, 11/01/07 to 05/01/33      59,538        61,905
     5.936%, 11/01/11                   3,938         4,532
     5.500%, 09/01/17 to 04/01/18      10,531        10,939
     5.000%, 06/01/33                   4,993         5,122
   FNMA REMIC, Ser 143, Cl J
     8.750%, 12/25/20                      14            16
   FNMA REMIC, Ser 2002-22, Cl PE
     6.500%, 11/25/30                   6,000         6,304
   FNMA, Ser 2002-M2, Cl C
     4.717%, 08/25/12                   5,000         5,358


--------------------------------------------------------------------------------
                                FACE AMOUNT (000)/
                                      SHARES       VALUE (000)
--------------------------------------------------------------------------------
   GNMA
     7.500%, 10/20/09                 $     9      $      9
     6.500%, 10/15/23 to 11/15/31       5,691         5,968
     6.250%, 10/15/28                     784           820
     6.000%, 07/15/13 to 03/15/33      11,463        12,017
   GNMA TBA (H)
     5.500%, 06/19/33                   3,000         3,132
   GNMA, Ser 2002-9, Cl B
     5.881%, 03/16/24                   3,000         3,414
                                                   --------
Total U.S. Government Mortgage-Backed Obligations
     (Cost $183,215)                                188,024
                                                   --------
SHORT-TERM INVESTMENT (17.2%)
   Boston Global Investment Trust --
     Enhanced Portfolio (L)        52,919,500        52,920
                                                   --------
Total Short-Term Investment
     (Cost $52,920)                                  52,920
                                                   --------
CASH EQUIVALENT (5.7%)
   Federated Prime Money
     Market Obligations Fund       12,933,618        12,934
   SEI Daily Income Trust
     Government II Fund             4,727,737         4,728
                                                   --------
Total Cash Equivalent
     (Cost $17,662)                                  17,662
                                                   --------
REPURCHASE AGREEMENT (4.0%)
   ABN Amro,
     1.200%, dated 05/30/03, matures
     06/02/03, repurchase price
     $12,442,092 (collateralized by
     U.S. Treasury Obligations:
     total market value $12,689,666)  $12,441        12,441
                                                   --------
Total Repurchase Agreement
     (Cost $12,441)                                  12,441
                                                   --------
Total Investments (121.4%)
   (Cost $362,803)                                  373,039
                                                   --------
OTHER ASSETS AND LIABILITIES (-21.4%)
Investment Advisory Fees Payable                       (182)
Administration Fees Payable                             (18)
Distribution Fees Payable                               (28)
Transfer Agency Shareholder Servicing
   Fees Payable                                          (1)
Custodian Fees Payable                                   (3)
Payable Upon Return of Securities Loaned            (52,920)
Payable for Investment Securities Purchased         (18,459)
Other Assets and Liabilities, Net                     5,913
                                                   --------
Total Other Assets and Liabilities                  (65,698)
                                                   --------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                                   VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Paid in Capital -- Trust Shares
   (unlimited authorization -- no par value)
   based on 23,658,481 outstanding shares
   of beneficial interest                          $248,745
Paid in Capital -- Investor Shares
   (unlimited authorization -- no par value)
   based on 853,891 outstanding shares
   of beneficial interest                             8,946
Paid in Capital -- Flex Shares
   (unlimited authorization -- no par value)
   based on 3,605,326 outstanding shares
   of beneficial interest                            38,394
Undistributed net investment income                       3
Accumulated net realized gain on investments          1,017
Net unrealized appreciation on investments           10,236
                                                   --------
Total Net Assets (100.0%)                          $307,341
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares
   ($258,585,041 / 23,658,481 shares)                $10.93
                                                   ========
Net Asset Value and Redemption
   Price Per Share -- Investor Shares
   ($9,333,424 / 853,891 shares)                     $10.93
                                                   ========
Maximum Offering Price Per Share --
   Investor Shares ($10.93 / 96.25%)                 $11.36
                                                   ========
Net Asset Value and Offering
   Price Per Share -- Flex Shares (1)
   ($39,422,618 / 3,605,326 shares)                  $10.93
                                                   ========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 72.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  MAY 31, 2003


VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (98.4%)
VIRGINIA (96.8%)
   Albemarle County, Industrial
     Development Authority,
     Residential Care Facilities,
     Ser A, RB
     Callable 01/01/05 @ 101
     5.000%, 01/01/07                  $1,500      $  1,539
   Alexandria, Industrial
     Development Authority,
     Association for Supervision &
     Curriculum Project, RB (LOC:
     First Union National Bank)
     Callable 07/01/03 @ 100 (C)
     1.200%, 07/01/23                   1,540         1,540
   Arlington County, Industrial
     Development Authority,
     Alexandria/Arlington Project,
     Ser A, RB, FSA
     5.250%, 01/01/05                   4,000         4,256
   Arlington County, Industrial
     Development Authority,
     Alexandria/Arlington Waste
     Project, Ser B, RB, AMT, FSA
     Callable 07/01/08 @ 101
     5.375%, 01/01/11                   2,785         3,063
   Arlington County, Industrial
     Development Authority,
     Arlington Health Systems, RB
     5.500%, 07/01/06                   2,000         2,218
     5.500%, 07/01/11                   2,000         2,298
   Arlington County, Industrial
     Development Authority,
     Arlington Health Systems, RB
     Callable 07/01/11 @ 101
     5.500%, 07/01/17                   2,225         2,450
   Bristol, GO, FSA
     Callable 11/01/12 @ 102
     5.500%, 11/01/16                   1,190         1,403
   Bristol, Public Improvement
     Project, GO, FSA
     Callable 11/01/12 @ 102
     5.250%, 11/01/14                   1,250         1,471
   Bristol, Utility Systems, RB, FSA
     Callable 07/15/11 @ 102
     5.750%, 07/15/14                   1,055         1,259
   Chesapeake Bay, Bridge &
     Tunnel Commission, General
     Resolution, RB, MBIA
     5.500%, 07/01/25                   2,100         2,484
   Chesapeake, GO
     5.500%, 12/01/10                   2,500         2,979
     5.400%, 12/01/08                   2,500         2,922


--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
   City of Richmond, GO, FGIC
     5.500%, 07/15/10                  $1,000      $  1,179
   Danville, GO, FSA
     5.000%, 08/01/12                   1,000         1,153
   Danville-Pittsylvania, Regional
     Advanced Institute, RB
     (LOC: Branch Banking & Trust) (C)
     Callable 06/04/03 @ 100
     1.200%, 08/01/12                   1,575         1,575
   Fairfax County, Industrial
     Development Authority, Fairfax
     Hospital Project, Ser B, RB (C)
     1.130%, 10/01/25                   2,300         2,300
   Fairfax County, Industrial
     Development Authority, Inova
     Health System Project, RB
     Callable 08/15/06 @ 102
     5.300%, 08/15/07                   1,500         1,669
   Fairfax County, Industrial
     Development Authority, Inova
     Health System Project, RB,
     AMBAC
     5.000%, 08/15/13                   1,000         1,144
   Fairfax County, Industrial
     Development Authority, Inova
     Health System Project, Ser A, RB
     Callable 02/15/08 @ 101
     5.000%, 08/15/10                   2,890         3,144
   Fairfax County, Water Authority, RB
     Callable 04/01/07 @ 102
     6.000%, 04/01/22                   5,560         6,397
   Fairfax County, Water Authority, RB
     Callable 04/01/10 @ 101
     6.000%, 04/01/14                   1,125         1,342
   Fairfax County, Water Authority, RB
     Callable 04/01/12 @ 100
     5.500%, 04/01/14                   2,000         2,361
   Greater Richmond, Convention
     Center Authority, Convention
     Center Expansion Project, RB
     5.500%, 06/15/10                     700           804
     5.250%, 06/15/05                     460           495
     5.000%, 06/15/03                   1,000         1,002
   Greater Richmond, Convention
     Center Authority, Convention
     Center Expansion Project, RB
     Callable 06/15/10 @ 101
     6.000%, 06/15/11                   1,170         1,374
     6.000%, 06/15/13                   3,185         3,684
   Hampton, GO
     Callable 01/15/08 @ 102
     5.000%, 01/15/10                   1,200         1,340

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
   Hampton, Museum Project, RB
     Callable 01/01/04 @ 102
     5.250%, 01/01/09                  $1,760      $  1,821
   Hampton, Ser A, GO
     Callable 07/15/12 @ 101
     5.500%, 07/15/18                   1,275         1,475
   Hanover County, Industrial
     Development Authority,
     Memorial Regional Medical
     Center Project, RB, MBIA
     6.375%, 08/15/18                   6,000         7,648
   Harrisonburg, Industrial
     Development Authority,
     Rockingham Memorial Hospital
     Project, RB, MBIA
     Callable 07/07/03 @ 102
     5.750%, 12/01/13                   3,000         3,070
   Henrico County, Economic
     Development Authority,
     United Methodist Homes
     Project, Ser A, RB
     5.000%, 06/01/10                   1,000         1,010
     4.250%, 06/01/07                     475           476
     3.750%, 06/01/06                     255           256
   Henrico County, Economic
     Development Authority, United
     Methodist Homes Project,
     Ser A, RB
     Callable 06/01/12 @ 100
     6.500%, 06/01/22                   1,000         1,004
   Henrico County, GO
     5.000%, 01/15/08                   2,220         2,514
   Henrico County, Industrial
     Development Authority,
     Governmental Projects, RB
     Callable 06/01/06 @ 102
     5.150%, 06/01/07                   2,500         2,787
   Henrico County, Industrial
     Development Authority, Solid
     Waste Facility, Browning Ferris
     Project, RB, AMT
     5.300%, 12/01/11                   1,000           962
   Henry County, Industrial
     Development Authority,
     Memorial Hospital Martinsville
     & Henry, RB
     Prerefunded @ 101 (F)
     6.000%, 01/01/07                   2,250         2,597
   Henry County, Public Service
     Authority, RB, FSA
     5.000%, 11/15/08                   1,990         2,276
   Isle of Wight County, GO, MBIA
     5.000%, 02/01/12                   1,000         1,157


--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
   James City County, Industrial
     Development Authority,
     Residential Care Facility,
     Ser B, RB Callable
     09/01/04 @ 101
     5.375%, 03/01/26                  $1,900      $  1,939
   James City County, Industrial
     Development Authority,
     Residential Care Facility, RB
     Callable 07/07/03 @ 101
     6.625%, 03/01/19                   1,750         1,770
     6.625%, 03/01/23                   1,000         1,011
   Lynchburg, Industrial
     Development Authority,
     Health Care Facility, RB
     5.000%, 01/01/08                   1,180         1,299
   Lynchburg, Industrial
     Development Authority,
     Residential Care Facility,
     The Summit Project, Ser A, RB
     Callable 01/01/05 @ 101
     4.750%, 01/01/06                   1,750         1,773
   Lynchburg, Industrial
     Development Authority,
     Recreational Facilities Revenue,
     RB (LOC: Wachovia Bank N.A.) (C)
     Callable 06/04/03 @ 100
     1.200%, 05/01/23                   2,000         2,000
   Lynchburg, Ser B, GO
     5.000%, 02/01/10                   1,940         2,219
   Montgomery County, Industrial
     Development Authority, RB,
     AMBAC
     Callable 01/15/12 @ 101
     5.500%, 01/15/18                   1,865         2,138
   Newport News, GO
     5.250%, 03/01/08                   1,500         1,710
   Newport News, Industrial
     Development Authority,
     Advanced Shipbuilding Carrier
     Project, RB
     5.500%, 09/01/09                   2,500         2,943
   Newport News, Ser B, GO
     5.250%, 07/01/15                   3,000         3,550
   Norfolk, GO
     Callable 06/01/04 @ 101
     5.250%, 06/01/08                   5,000         5,248
   Norfolk, Industrial Development
     Authority, Children's Hospital
     Project, RB, AMBAC
     6.900%, 06/01/06                   1,000         1,153

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  MAY 31, 2003


VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND--CONTINUED

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
   Norfolk, Redeveloping &
     Housing Authority,
     Educational Facility --
     Tidewater Community
     College, RB
     5.000%, 11/01/13                  $1,135      $  1,310
   Pittsylvania County, Ser A, GO
     4.000%, 06/01/03                   1,375         1,375
   Portsmouth, GO
     Prerefunded @ 102 (F)
     5.450%, 08/01/03                     150           154
   Richmond, GO, FSA
     5.250%, 01/15/09                   1,470         1,696
   Richmond, GO, FSA
     Callable 01/15/11 @ 101
     5.500%, 01/15/12                   2,000         2,357
     5.500%, 01/15/18                   2,755         3,140
   Richmond, Industrial
     Development Authority,
     Atmore Corporation Project,
     RB, AMBAC
     4.750%, 07/15/08                     860           967
   Richmond, Ser B, GO, FSA
     5.000%, 07/15/11                   2,500         2,871
   Roanoke, Industrial Development
     Authority, Carilion Health
     System Project, Ser A, RB, MBIA
     5.250%, 07/01/11                   1,000         1,153
   Roanoke, Industrial Development
     Authority, Carilion Health
     System Project, Ser A, RB, MBIA
     Callable 07/01/12 @ 100
     5.750%, 07/01/13                   2,000         2,378
     5.750%, 07/01/14                   2,000         2,370
     5.500%, 07/01/18                   2,000         2,266
   Roanoke, Ser B, GO, AMT, FGIC
     5.000%, 10/01/11                   1,000         1,127
   Southwest Virginia, Regional Jail
     Authority, RB, MBIA
     4.500%, 09/01/12                   1,275         1,409
     4.500%, 09/01/13                   1,235         1,363
   Southwest Virginia, Regional Jail
     Authority, RB, MBIA
     Callable 09/01/13 @ 100
     5.125%, 09/01/14                   1,145         1,316
     5.125%, 09/01/15                   1,465         1,666
   Suffolk, GO
     Callable 08/01/03 @ 102
     5.600%, 08/01/06                   2,000         2,055


--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
   Virginia Beach, Development
     Authority, Public Facility Town
     Center Project Phase I, Ser A, RB
     Callable 08/01/12 @ 100
     5.375%, 08/01/16                  $1,650      $  1,887
   Virginia Beach, Development
     Authority, Sentara Life
     Care Project, RB
     Callable 11/01/03 @ 100
     7.750%, 11/01/21                   1,000         1,015
   Virginia Beach, GO
     5.450%, 07/15/11                   1,000         1,180
     5.250%, 03/01/07                   2,500         2,814
     5.250%, 03/01/08                   1,695         1,937
   Virginia Commonwealth,
     Transportation Board, Federal
     Highway Reimbursement
     Project, RB
     5.500%, 10/01/04                   2,500         2,647
     5.500%, 10/01/05                   2,500         2,746
     5.500%, 10/01/06                   2,000         2,259
   Virginia Commonwealth,
     Transportation Board, Northern
     Transportation District
     Project, Ser A, RB
     Callable 05/01/11 @ 100
     5.375%, 05/15/13                   2,045         2,360
   Virginia Polytechnic, Institute and
     State University Revenue,
     Ser A, RB
     5.750%, 06/01/06                     750           843
   Virginia State, Biotechnology
     Research Park Authority,
     Consolidated Laboratories
     Project, RB
     Callable 09/01/11 @ 100
     5.125%, 09/01/16                   1,100         1,231
   Virginia State, College Building
     Authority, Public Higher
     Education Financing Program,
     Ser A, RB
     5.000%, 09/01/11                   1,510         1,737
   Virginia State, College Building
     Authority, Public Higher
     Education, Ser A, RB
     5.500%, 09/01/06                   1,135         1,279
     5.500%, 09/01/09                   1,415         1,666
   Virginia State, College Building
     Authority, Washington & Lee
     University, RB
     5.375%, 01/01/21                   2,945         3,473

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
   Virginia State, Education Loan
     Authority, Guaranteed Student
     Loan Program, Ser B, RB, AMT
     5.550%, 09/01/10                  $1,800      $  1,989
   Virginia State, Housing
     Development Authority,
     Commonwealth Mortgage Project,
     Ser I, Sub Ser I-1, RB, AMT
     3.750%, 07/01/05                   1,000         1,043
   Virginia State, Housing
     Development Authority, Multi-
     Family Housing, Ser E, RB
     Callable 01/01/08 @ 102
     5.350%, 11/01/11                   1,250         1,360
   Virginia State, Housing
     Development Authority, Multi-
     Family Housing, Ser I, RB, AMT
     Callable 01/01/09 @ 101
     4.875%, 11/01/12                   1,950         2,073
   Virginia State, Housing
     Development Authority, Rental
     Housing, Ser H, RB, AMT
     Callable 11/01/09 @ 100
     5.625%, 11/01/18                   3,500         3,733
   Virginia State, Housing
     Development Authority,
     Ser C, Sub-Ser C-1, RB
     Callable 01/01/08 @ 102
     5.100%, 07/01/14                   1,500         1,597
   Virginia State, Housing
     Development Authority,
     Sub-Ser J-1, RB, MBIA
     Callable 07/01/11 @ 100
     4.875%, 07/01/13                   2,500         2,708
   Virginia State, Peninsula Ports
     Authority, Ser A, RB
     Callable 12/01/13 @ 100
     7.375%, 12/01/23                   1,500         1,565
   Virginia State, Polytechnic Institute
     & State University, Ser A, RB
     Callable 06/01/06 @ 102
     5.350%, 06/01/09                   2,000         2,254
   Virginia State, Public Building
     Authority, Ser A, RB
     Callable 08/01/07 @ 101
     6.000%, 08/01/08                   1,000         1,160


--------------------------------------------------------------------------------
                                   FACE AMOUNT
                                   (000)/SHARES    VALUE (000)
--------------------------------------------------------------------------------
   Virginia State, Public School
     Authority, School Financing
     Project, Ser A, RB
     5.250%, 08/01/07                  $2,000      $  2,270
   Virginia State, Resources
     Authority, RB
     5.000%, 04/01/11                   1,265         1,448
     5.000%, 04/01/12                   1,225         1,407
   Virginia State, Resources
     Authority, Ser D, RB
     Callable 05/01/10 @ 101
     5.000%, 05/01/13                   1,485         1,662
   Virginia State, Ser B, GO
     Callable 08/01/10 @ 101
     5.000%, 08/01/13                   2,910         3,266
   York County, GO
     5.000%, 07/15/09                   1,545         1,769
                                                   --------
                                                    210,002
                                                   --------
PUERTO RICO (1.6%)
   Puerto Rico Commonwealth,
     Public Improvement Project,
     Ser C, GO, MBIA
     Mandatory Put 07/01/08 @ 100
     5.000%, 07/01/28                   3,000         3,401
                                                   --------
Total Municipal Bonds
     (Cost $200,596)                                213,403
                                                   --------
CASH EQUIVALENT (0.4%)
   Federated Tax-Free Obligation
     Fund                             880,397           880
                                                   --------
Total Cash Equivalent
     (Cost $880)                                        880
                                                   --------
Total Investments (98.8%)
   (Cost $201,476)                                  214,283
                                                   --------
OTHER ASSETS AND LIABILITIES (1.2%)
Investment Advisory Fees Payable                       (119)
Administration Fees Payable                             (13)
Custodian Fees Payable                                   (2)
Other Assets and Liabilities, Net                     2,767
                                                   --------
Total Other Assets and Liabilities                    2,633
                                                   --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  MAY 31, 2003


VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND--CONCLUDED

--------------------------------------------------------------------------------

                                                   VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Paid in Capital -- Trust Shares
   (unlimited authorization -- no par value)
   based on 19,334,190 outstanding shares
   of beneficial interest                          $192,670
Paid in Capital -- Investor Shares
   (unlimited authorization -- no par value)
   based on 981,831 outstanding shares
   of beneficial interest                            10,174
Undistributed net investment income                      13
Accumulated net realized gain on investments          1,252
Net unrealized appreciation on investments           12,807
                                                   --------
Total Net Assets (100.0%)                          $216,916
                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares
   ($206,431,589 / 19,334,190 shares)                $10.68
                                                   ========
Net Asset Value and Redemption
   Price Per Share -- Investor Shares
   ($10,484,608 / 981,831 shares)                    $10.68
                                                   ========
Maximum Offering Price Per Share --
   Investor Shares ($10.68 / 96.25%)                 $11.10
                                                   ========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 72.

--------------------------------------------------------------------------------


VIRGINIA MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (97.8%)
VIRGINIA (96.1%)
   Albemarle County, Industrial
     Development Authority, Zion
     Place Project, Ser A, RB
     Callable 06/01/12 @ 101
     6.000%, 06/01/22                  $  830       $   837
   Alexandria, Redevelopment &
     Housing Authority, Goodwin
     House Project, Ser B, RB (LOC:
     First Union National Bank) (C)
     1.250%, 10/01/06                   1,000         1,000
   Amherst County, Service
     Authority, RB
     Callable 12/15/10 @ 102
     6.000%, 12/15/20                     500           537
     6.000%, 12/15/30                   1,750         1,858
   Arlington County, Industrial
     Development Authority,
     Hospital Facilities, RB
     Callable 07/01/11 @ 101
     5.500%, 07/01/13                   1,250         1,421
   Brunswick County, Industrial
     Development Authority, RB,
     MBIA
     Callable 07/01/06 @ 102
     5.700%, 07/01/10                   1,000         1,142
   Chesapeake Toll Revenue, Ser A, RB
     Callable 07/15/09 @ 101
     5.625%, 07/15/32                     250           260
   Chesterfield County, GO
     Callable 01/15/10 @ 100
     5.750%, 01/15/15                   1,315         1,532
   Chesterfield County, GO
     Callable 01/15/11 @ 100
     5.000%, 01/15/12                   1,105         1,260
   Fairfax County, Industrial
     Development Authority, Inova
     Health System Project, RB
     Callable 06/04/03 @ 100
     1.130%, 01/01/30                   1,000         1,000
   Fairfax County, Sewer
     Revenue, RB, MBIA
     Callable 07/15/06 @ 102
     5.800%, 07/15/22                   1,000         1,127
   Fredericksburg, Industrial
     Development Authority,
     Medicorp Health System
     Project, RB
     5.000%, 08/15/09                   1,000         1,115


--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Greater Richmond, Convention
     Center Authority, Convention
     Center Expansion Project, RB
     5.500%, 06/15/08                  $  550       $   614
     5.250%, 06/15/05                     500           538
   Greater Richmond, Convention
     Center Authority, Convention
     Center Expansion Project, RB
     Callable 06/15/10 @ 101
     6.125%, 06/15/25                   1,200         1,359
     5.900%, 06/15/16                     850           964
   Hampton, Golf Course
     Project, RB
     6.000%, 12/01/12                   1,171         1,278
   Hampton, Museum Project, RB
     Callable 01/01/04 @ 102
     5.250%, 01/01/09                     440           455
   Hanover County, Industrial
     Development Authority,
     Bon Secours Health System
     Project, RB, MBIA
     6.000%, 08/15/09                   1,000         1,193
   Hanover County, Industrial
     Development Authority,
     Memorial Regional Medical
     Center Project, RB, MBIA
     6.375%, 08/15/18                   1,000         1,275
   Henrico County, Economic
     Development Authority, Beth
     Sholom Assisted Living, Ser A,
     RB, GNMA
     Callable 07/20/09 @ 102
     5.900%, 07/20/29                     500           564
     5.850%, 07/20/19                     400           446
   Henrico County, Economic
     Development Authority, United
     Methodist Homes Project,
     Ser A, RB
     Callable 06/01/12 @ 100
     6.500%, 06/01/22                   1,000         1,004
   Henry County, Public Service
     Authority, RB, FSA
     5.250%, 11/15/13                   1,500         1,771
   King George County, Industrial
     Development Authority, RB
     5.000%, 12/15/12                     560           627

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  MAY 31, 2003


VIRGINIA MUNICIPAL BOND FUND--CONCLUDED

--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
   Lynchburg, Industrial
     Development Authority, Centra
     Health Project, RB
     Callable 01/01/08 @ 101
     5.250%, 01/01/11                  $1,430       $ 1,550
   Metropolitan Washington, Airports
     Authority, Ser A, RB, MBIA, AMT
     Callable 10/01/11 @ 101
     5.500%, 10/01/27                   1,000         1,064
   Newport News, Redevelopment
     & Housing Authority, Ser A,
     RB, GNMA
     Callable 08/20/07 @ 102
     5.850%, 12/20/30                     500           531
   Pittsylvania County, Ser B, GO, MBIA
     Callable 03/01/11 @ 102
     5.625%, 03/01/15                   1,000         1,181
   Richmond, GO, FSA
     Callable 01/15/11 @ 101
     5.500%, 01/15/15                   1,290         1,495
     5.500%, 01/15/18                   1,000         1,140
   Richmond, Industrial Development
     Authority, University Real Estate
     Foundation Project, RB
     Callable 01/01/11 @ 102
     5.550%, 01/01/31                     720           758
     5.450%, 01/01/21                   1,000         1,074
   Richmond, Public Utility, Ser A,
     RB, FGIC
     Callable 01/15/08 @ 101
     5.250%, 01/15/12                   1,000         1,125
   Riverside, Regional Jail Authority,
     RB, MBIA
     Prerefunded @ 102 (F)
     5.875%, 07/01/05                     910         1,016
   Roanoke, Industrial Development
     Authority, Carilion Health
     System Project, Ser A, RB, MBIA
     Callable 07/01/12 @ 100
     5.500%, 07/01/21                   1,000         1,112
   Roanoke, Industrial Development
     Authority, Carilion Health
     System Project, Ser C, RB (C)
     Callable 07/01/03 @ 100
     1.250%, 07/01/27                   1,000         1,000
   Spotsylvania County, GO, FSA
     5.000%, 07/15/14                   1,000         1,161
   Upper Occoquan, Sewage Authority,
     Ser B, RB, MBIA
     6.000%, 07/01/06                     700           795


--------------------------------------------------------------------------------
                                     FACE AMOUNT
                                        (000)      VALUE (000)
--------------------------------------------------------------------------------
   Virginia Commonwealth,
     Transportation Board, Federal
     Highway Reimbursement
     Project, RB
     5.500%, 10/01/05                  $1,000       $ 1,098
     4.700%, 10/01/07                   1,000         1,116
   Virginia Commonwealth,
     Transportation Board, Highway
     Improvements Project, Ser B, RB
     5.000%, 05/15/08                   1,230         1,394
   Virginia Commonwealth,
     Transportation Board, Ser A, RB
     Callable 05/01/11 @ 100
     5.375%, 05/15/12                   1,500         1,743
   Virginia State, College Building
     Authority, 21st Century College
     & Equipment Programs, Ser A, RB
     Callable 02/01/12 @ 100
     5.500%, 02/01/13                   1,000         1,177
   Virginia State, College Building
     Authority, Public Higher
     Education, Ser A, RB
     5.500%, 09/01/07                   1,285         1,474
     5.500%, 09/01/09                   1,000         1,177
   Virginia State, College Building
     Authority, Public Higher
     Education, Ser A, RB
     Callable 09/01/10 @ 100
     5.500%, 09/01/15                     500           579
   Virginia State, College Building
     Authority, Washington & Lee
     University Project, RB, MBIA
     5.250%, 01/01/31                   1,100         1,278
   Virginia State, Housing
     Development Authority,
     Sub-Ser I-1, RB
     3.750%, 01/01/05                   1,000         1,034
   Virginia State, Peninsula Ports
     Authority, Ser A, RB
     Callable 12/01/13 @ 100
     7.375%, 12/01/23                     500           522
   Virginia State, Public Building
     Authority, Ser A, RB
     Callable 08/01/10 @ 100
     5.750%, 08/01/16                   1,950         2,287
   Virginia State, Public School
     Authority, School Equipment
     Financing, RB
     5.250%, 04/01/05                   1,000         1,074
   Virginia State, Public School
     Authority, School Financing,
     Ser A, RB
     5.500%, 08/01/08                   1,000         1,163

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                FACE AMOUNT (000)/
                                      SHARES       VALUE (000)
--------------------------------------------------------------------------------
   Virginia State, Public School
     Authority, Ser B, RB
     Callable 08/01/10 @ 101
     5.000%, 08/01/14                  $1,000       $ 1,123
   Virginia State, Resources
     Authority, RB
     4.500%, 05/01/08                     405           449
   Virginia State, Resources
     Authority, RB, MBIA
     Callable 05/01/11 @ 101
     5.800%, 05/01/30                   1,500         1,693
   Virginia State, Resources
     Authority, Water and Sewer
     Systems, Tuckahoe Creek
     Service District Project, RB
     4.625%, 11/01/10                     510           574
   Virginia State, Virginia Beach
     Development Authority, General
     Hospital Project, RB, AMBAC
     6.000%, 02/15/09                     500           590
   Williamsburg, Industrial
     Development Authority,
     Williamsburg Community
     Hospital, RB
     Callable 10/01/03 @ 102
     5.750%, 10/01/22                     750           768
                                                    -------
                                                     62,492
                                                    -------
PUERTO RICO (1.7%)
   Puerto Rico Commonwealth,
     Ser C, GO, MBIA
     Mandatory Put 07/01/08 @ 100
     5.000%, 07/01/28                   1,000         1,134
                                                    -------
Total Municipal Bonds
     (Cost $58,580)                                  63,626
                                                    -------
CASH EQUIVALENT (2.0%)
   Federated Tax-Free Obligation
     Fund                           1,285,270         1,285
                                                    -------
Total Cash Equivalent
     (Cost $1,285)                                    1,285
                                                    -------
Total Investments (99.8%)
   (Cost $59,865)                                    64,911
                                                    -------
OTHER ASSETS AND LIABILITIES (0.2%)
Investment Advisory Fees Payable                        (36)
Administration Fees Payable                              (4)
Distribution Fees Payable                               (12)
Other Assets and Liabilities, Net                       199
                                                    -------
Total Other Assets and Liabilities                      147
                                                    -------


--------------------------------------------------------------------------------

                                                   VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Paid in Capital -- Trust Shares
   (unlimited authorization -- no par value)
   based on 4,344,336 outstanding shares
   of beneficial interest                           $43,165
Paid in Capital -- Flex Shares
   (unlimited authorization -- no par value)
   based on 1,524,131 outstanding shares
   of beneficial interest                            16,177
Undistributed net investment income                       4
Accumulated net realized gain on investments            666
Net unrealized appreciation on investments            5,046
                                                    -------
Total Net Assets (100.0%)                           $65,058
                                                    =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Trust Shares
   ($48,101,863 / 4,344,336 shares)                  $11.07
                                                    =======
Net Asset Value and Offering
   Price Per Share -- Flex Shares (1)
   ($16,956,263 / 1,524,131 shares)                  $11.13
                                                    =======


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
      FOR DESCRIPTIONS OF ABBREVIATIONS AND FOOTNOTES, PLEASE SEE PAGE 72.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  MAY 31, 2003


                   KEY TO ABBREVIATIONS AND FOOTNOTES USED IN
                          THE STATEMENTS OF NET ASSETS



ACA           American Capital Access
AMBAC         Security insured by the American Municipal
              Bond Assurance Corporation
AMT           Alternative Minimum Tax
Cl            Class
COP           Certificate of Participation
ETM           Escrowed to Maturity
FGIC          Security insured by the Financial Guaranty
              Insurance Company
FHA           Federal Housing Authority
FHLB          Federal Home Loan Bank
FHLMC         Federal Home Loan Mortgage Corporation
FNMA          Federal National Mortgage Association
FSA           Security insured by Financial Security Assurance
GNMA          Government National Mortgage Association
GO            General Obligation
LLC           Limited Liability Company
LOC           Letter of Credit
LP            Limited Partnership
MBIA          Security insured by the Municipal Bond
              Insurance Association
MTN           Medium Term Note
PLC           Public Limited Company
RB            Revenue Bond
REMIC         Real Estate Mortgage Investment Conduit
Ser           Series
STRIPS        Separately Traded Registered Interest and
              Principal Security
TBA           To Be Announced


(A)   Step Bond -- The rate shown is the effective yield at time of purchase.
(B) Securities sold within terms of a private placement memorandum, exempt from registration under section 144a of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors".
(C) Variable rate security -- The rate shown is the rate in effect on May 31, 2003.
(D) Zero Coupon Security -- The rate shown is the effective yield at the time of purchase.
(E) Face amounts of foreign debt securities are shown in local currency unless otherwise indicated.
(F)   Prerefunded Security -- The maturity date shown is the prerefunded date.
(G)   Tri-Party Repurchase Agreement
(H)   Security purchased on a when-issued basis.
(I) Security in default on interest and principal payments. Collectability of interest and principal may be in doubt due to the fact that the company is either in or contemplating bankruptcy.
(J) Security in default on interest payments. Collectability of interest may be in doubt due to the fact that the company is either in or contemplating bankruptcy.
(K) This security or a partial position of this security is on loan at May 31, 2003 (see note 8 in the Notes to the Financial Statements). The total value of securities on loan as of May 31, 2003 was $22,859,603, $68,708,669, $74,755,416, $22,563,841, $8,191,215 and $51,515,252 for the
      High Income, Investment Grade Bond, Limited-Term Federal Mortgage Securities, Short-Term Bond, Strategic Income and U.S. Government Securities Funds, respectively.
(L) This security was purchased with cash collateral held from securities lending. The total value of such securities as of May 31, 2003 was $23,965,904, $70,907,730, $76,913,250, $23,290,065, $8,605,010 and
      $52,919,500 for the High Income, Investment Grade Bond, Limited-Term Federal Mortgage Securities, Short-Term Bond, Strategic Income and U.S. Government Securities Funds, respectively.
(1) Flex Shares have a contingent deferred sales charge. For a description of a possible sales charge, see note 2 in the Notes to the Financial Statements.
CURRENCY LEGEND
(AUD) Australian Dollar
(CAD) Canadian Dollar
(EUR) Euro Dollar
(GBP) British Pound
(SEK) Swedish Krona

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

STATEMENTS OF OPERATIONS (000)
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS FOR THE YEAR ENDED MAY 31, 2003



                                                                                                                  INVESTMENT
                                                              FLORIDA      GEORGIA      HIGH       INVESTMENT        GRADE
                                                            TAX-EXEMPT    TAX-EXEMPT   INCOME      GRADE BOND     TAX-EXEMPT
                                                             BOND FUND    BOND FUND     FUND          FUND         BOND FUND
                                                            ----------    ----------   -------     ----------     ----------
Income:
   Interest Income                                            $ 7,167      $ 4,823     $ 9,003       $43,331        $ 7,273
   Net Income from Securities Lending                              --           --          28           242             --
   Less: Foreign Taxes Withheld                                    --           --          (3)           --             --
                                                              -------      -------     -------       -------        -------
   Total Income                                                 7,167        4,823       9,028        43,573          7,273
                                                              -------      -------     -------       -------        -------
Expenses:
   Investment Advisory Fees                                     1,097          736         739         6,818          1,591
   Administration Fees                                            117           78          64           635            148
   Distribution Fees -- Investor Shares                            11            5          --           116             88
   Distribution Fees -- Flex Shares                               329          148         446           365            283
   Transfer Agency Shareholder Servicing Fees                       5            3           3            25              6
   Custody Fees                                                     4            3           4            29              5
   Transfer Agency Fees -- Trust Shares                            16           16          16            19             16
   Transfer Agency Fees -- Investor Shares                         13           13          --            33             20
   Transfer Agency Fees -- Flex Shares                             20           15          48            52             23
   Transfer Agency Out of Pocket Expenses                           5            3           2            27              6
   Printing Fees                                                    5            3           4            23              7
   Professional Fees                                                5            4           4            28              7
   Registration Fees                                                4            4           2            30              7
   Trustee Fees                                                     2            1           1             9              2
   Other Expenses                                                   4            2           4            10              3
                                                              -------      -------     -------       -------        -------
   Total Expenses                                               1,637        1,034       1,337         8,219          2,212
                                                              -------      -------     -------       -------        -------
   Less:
     Investment Advisory Fees Waived                              (76)         (51)       (139)         (193)           (69)
     Distribution Fees Waived/Expenses
       Reimbursed -- Investor Shares                              (10)         (12)         --           (38)           (20)
     Distribution Fees Waived -- Flex Shares                     (109)         (56)       (200)          (87)           (51)
                                                              -------      -------     -------       -------        -------
Net Expenses                                                    1,442          915         998         7,901          2,072
                                                              -------      -------     -------       -------        -------
Net Investment Income                                           5,725        3,908       8,030        35,672          5,201
                                                              -------      -------     -------       -------        -------
Net Realized and Unrealized Gain (Loss)
    on Investments and Foreign Currency Transactions:
   Net Realized Gain (Loss) on Securities Sold                  2,798          551        (988)       23,215          9,776
   Net Realized Loss on Forward Foreign Currencies
    and Foreign Currency Translations                              --           --          --            --             --
   Net Change in Unrealized Appreciation
    on Forward Foreign Currency Contracts,
    Foreign Currencies and Translation of
    Other Assets and Liabilities Denominated in
     Foreign Currencies                                            --           --          --            --             --
   Net Change in Unrealized Appreciation
    on Investments                                              9,086        5,855        3,006        40,999         6,674
                                                              -------      -------      -------       -------       -------
   Total Net Realized and Unrealized Gain
    on Investments and Foreign Currency Transactions           11,884        6,406        2,018        64,214        16,450
                                                              -------      -------      -------       -------       -------
Net Increase in Net Assets from Operations                    $17,609      $10,314      $10,048       $99,886       $21,651
                                                              =======      =======      =======       =======       =======
Amounts designated as "--" are either $0 or have been rounded to $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
74

------------------------------------------------------------------------------------------------------------------------------------



                                                              LIMITED-
                                                            TERM FEDERAL                                  SHORT-TERM
                                                              MORTGAGE     MARYLAND                      U.S. TREASURY     STRATEGIC
                                                            SECURITIES     MUNICIPAL     SHORT-TERM        SECURITIES        INCOME
                                                                FUND       BOND FUND     BOND FUND            FUND            FUND
                                                            ----------     ---------     ---------       -------------     ---------
Income:
   Interest Income                                            $10,603       $2,621        $13,570            $6,448         $ 8,373
   Net Income from Securities Lending                             115           --            174                --               2
   Less: Foreign Taxes Withheld                                    --           --             --                --              (8)
                                                              -------       ------        -------            ------         -------
   Total Income                                                10,718        2,621         13,744             6,448           8,367
                                                              -------       ------        -------            ------         -------
Expenses:
   Investment Advisory Fees                                     2,031          409          2,213             1,534             989
   Administration Fees                                            215           43            235               163              80
   Distribution Fees -- Investor Shares                            16           --             11                19              --
   Distribution Fees-- Flex Shares                                868          268            305             1,075             638
   Transfer Agency Shareholder Servicing Fees                       8            2              9                 6               3
   Custody Fees                                                    12            1             11                 6              36
   Transfer Agency Fees -- Trust Shares                            16           16             17                16              16
   Transfer Agency Fees -- Investor Shares                         16           --             15                17              --
   Transfer Agency Fees -- Flex Shares                             53           20             33                59              43
   Transfer Agency Out of Pocket Expenses                          10            1             10                 7               4
   Printing Fees                                                   13            2              9                 8               5
   Professional Fees                                               14            2             11                 8               5
   Registration Fees                                                5            2             11                 8               4
   Trustee Fees                                                     3            1              3                 2               1
   Other Expenses                                                  12            1              9                 2               4
                                                              -------       ------        -------            ------         -------
   Total Expenses                                               3,292          768          2,902             2,930           1,828
                                                              -------       ------        -------            ------         -------
   Less:
     Investment Advisory Fees Waived                             (156)         (50)          (162)             (142)           (116)
     Distribution Fees Waived/Expenses
       Reimbursed -- Investor Shares                              (13)          --            (15)              (16)             --
     Distribution Fees Waived -- Flex Shares                     (381)         (25)          (164)             (670)           (325)
                                                              -------       ------        -------            ------         -------
Net Expenses                                                    2,742          693          2,561             2,102           1,387
                                                              -------       ------        -------            ------         -------
Net Investment Income                                           7,976        1,928         11,183             4,346           6,980
                                                              -------       ------        -------            ------         -------
Net Realized and Unrealized Gain (Loss)
   on Investments and Foreign Currency Transactions:
   Net Realized Gain (Loss) on Securities Sold                  2,377          832         (6,286)           2,689             866
   Net Realized Loss on Forward Foreign Currencies
    and Foreign Currency Translations                              --           --             --               --          (4,173)
   Net Change in Unrealized Appreciation
    on Forward Foreign Currency Contracts,
    Foreign Currencies and Translation of
    Other Assets and Liabilities Denominated in
     Foreign Currencies                                            --           --             --               --             486
   Net Change in Unrealized Appreciation
     on Investments                                             9,868        2,803          7,359            1,929           7,654
                                                              -------       ------        -------           ------         -------
   Total Net Realized and Unrealized Gain
    on Investments and Foreign Currency Transactions           12,245        3,635          1,073            4,618           4,833
                                                              -------       ------        -------           ------         -------
Net Increase in Net Assets from Operations                    $20,221       $5,563        $12,256           $8,964         $11,813
                                                              =======       ======        =======           ======         =======



------------------------------------------------------------------------------------------------------------------------------------




                                                                              VIRGINIA
                                                                U.S.        INTERMEDIATE    VIRGINIA
                                                            GOVERNMENT        MUNICIPAL     MUNICIPAL
                                                         SECURITIES FUND      BOND FUND     BOND FUND
                                                         ---------------      ---------     ---------
Income:
   Interest Income                                            $12,496          $ 8,826        $3,034
   Net Income from Securities Lending                              67               --            --
   Less: Foreign Taxes Withheld                                    --               --            --
                                                              -------          -------        ------
   Total Income                                                12,563            8,826         3,034
                                                              -------          -------        ------
Expenses:
   Investment Advisory Fees                                     1,931            1,368           445
   Administration Fees                                            180              145            47
   Distribution Fees -- Investor Shares                            27               12            --
   Distribution Fees-- Flex Shares                                370               --           150
   Transfer Agency Shareholder Servicing Fees                       7                2             2
   Custody Fees                                                     9                5             2
   Transfer Agency Fees -- Trust Shares                            17               16            16
   Transfer Agency Fees -- Investor Shares                         17               14            --
   Transfer Agency Fees -- Flex Shares                             39               --            17
   Transfer Agency Out of Pocket Expenses                           8               10             2
   Printing Fees                                                    9                6             2
   Professional Fees                                                9                7             2
   Registration Fees                                                8                7             2
   Trustee Fees                                                     3                2             1
   Other Expenses                                                   3                1           --
                                                              -------           ------        ------
   Total Expenses                                               2,637            1,595           688
                                                              -------           ------        ------
   Less:
     Investment Advisory Fees Waived                              (85)              --            --
     Distribution Fees Waived/Expenses
       Reimbursed -- Investor Shares                              (14)             (22)           --
     Distribution Fees Waived -- Flex Shares                      (64)              --           (22)
                                                              -------           ------        ------
Net Expenses                                                    2,474            1,573           666
                                                              -------           ------        ------
Net Investment Income                                          10,089            7,253         2,368
                                                              -------           ------        ------
Net Realized and Unrealized Gain (Loss)
   on Investments and Foreign Currency Transactions:
   Net Realized Gain (Loss) on Securities Sold                  3,921            2,169           896
   Net Realized Loss on Forward Foreign Currencies
    and Foreign Currency Translations                              --               --            --
   Net Change in Unrealized Appreciation
    on Forward Foreign Currency Contracts,
    Foreign Currencies and Translation of
    Other Assets and Liabilities Denominated in                    --               --            --
   Net Change in Unrealized Appreciation
    on Investments                                              8,184            7,601         2,913
                                                              -------           ------        ------
   Total Net Realized and Unrealized Gain
    on Investments and Foreign Currency Transactions           12,105            9,770         3,809
                                                              -------          -------        ------
Net Increase in Net Assets from Operations                    $22,194          $17,023        $6,177
                                                              =======          =======        ======
Amounts designated as "--" are either $0 or have been rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (000)
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS FOR THE PERIODS ENDED MAY 31


                                                        FLORIDA TAX-EXEMPT          GEORGIA TAX-EXEMPT
                                                             BOND FUND                   BOND FUND              HIGH INCOME FUND*
                                                       ----------------------       ---------------------     ----------------------
                                                       06/01/02-    06/01/01-       06/01/02-   06/01/01-      06/01/02-   06/01/01-
                                                       05/31/03     05/31/02        05/31/03    05/31/02       05/31/03    05/31/02
                                                       ----------------------       ---------------------     ----------------------
Operations:
  Net Investment Income                                $  5,725   $   4,830          $ 3,908  $   4,060       $   8,030   $  2,785
  Net Realized Gain (Loss) on Securities Sold             2,798       1,091              551        324            (988)      (552)
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments                                        9,086       1,774            5,855      1,585           3,006     (1,804)
                                                       --------    --------         --------   --------        --------    -------
    Increase in Net Assets from Operations               17,609       7,695           10,314      5,969          10,048        429
                                                       --------    --------         --------   --------        --------    -------
Dividends and Distributions to Shareholders:
  Net Investment Income:
    Trust Shares                                         (4,598)     (4,210)          (3,399)    (3,472)         (4,271)      (467)
    Investor Shares                                        (203)       (100)             (87)      (106)             --         --
    Flex Shares                                            (920)       (519)            (421)      (482)         (3,759)    (2,318)
  Realized Capital Gains:
    Trust Shares                                           (625)       (673)              --         --              --         --
    Investor Shares                                         (26)        (17)              --         --              --         --
    Flex Shares                                            (154)       (107)              --         --              --         --
                                                       --------    --------         --------   --------        --------    -------
  Total Dividends and Distributions                      (6,526)     (5,626)          (3,907)    (4,060)         (8,030)    (2,785)
                                                       --------    --------         --------   --------        --------    -------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued                          40,464      31,013           23,167     22,751          78,322     29,701
    Reinvestment of Cash Distributions                      934         994              576        726           2,263        138
    Cost of Shares Redeemed                             (23,528)    (20,777)         (21,636)   (19,584)        (10,708)      (642)
                                                       --------    --------         --------   --------        --------    -------
  Increase (Decrease) in Net Assets From Trust
    Share Transactions                                   17,870      11,230            2,107      3,893          69,877     29,197
                                                       --------    --------         --------   --------        --------    -------
  Investor Shares:
    Proceeds from Shares Issued                           9,924         225              435        273              --         --
    Reinvestment of Cash Distributions                      149          82               45         60              --         --
    Cost of Shares Redeemed                              (5,146)       (158)            (842)      (442)             --         --
                                                       --------    --------         --------   --------        --------    -------
  Increase (Decrease) in Net Assets From Investor
    Share Transactions                                    4,927         149             (362)      (109)             --         --
                                                       --------    --------         --------   --------        --------    -------
  Flex Shares:
    Proceeds from Shares Issued                          25,216      11,313            5,069      4,793          32,945     34,517
    Reinvestment of Cash Distributions                      854         472              359        394           2,357      1,447
    Cost of Shares Redeemed                              (9,812)     (2,936)          (3,962)    (5,271)        (17,558)    (7,049)
                                                       --------    --------         --------   --------        --------    -------
  Increase (Decrease) in Net Assets From Flex
    Share Transactions                                   16,258       8,849            1,466        (84)         17,744     28,915
                                                       --------    --------         --------   --------        --------    -------
  Increase (Decrease) in Net Assets From
    Share Transactions                                   39,055      20,228            3,211      3,700          87,621     58,112
                                                       --------    --------         --------   --------        --------    -------
      Total Increase (Decrease) in Net Assets            50,138      22,297            9,618      5,609          89,639     55,756
                                                       --------    --------         --------   --------        --------    -------
Net Assets:
  Beginning of Period                                   145,717     123,420          108,469    102,860          75,631     19,875
                                                       --------    --------         --------   --------        --------    -------
  End of Period                                        $195,855    $145,717         $118,087   $108,469        $165,270    $75,631
                                                       ========    ========         ========   ========        ========    =======

* Trust Shares were offered beginning on October 3, 2001.
(1) See Note 7 in Notes to Financial Statements for additional information.

Amounts designated as "--" are either $0 or have been rounded to $0.

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS
76

------------------------------------------------------------------------------------------------------------------------------------


                                                             INVESTMENT GRADE          INVESTMENT GRADE TAX-
                                                                 BOND FUND               EXEMPT BOND FUND
                                                         -----------------------      ----------------------
                                                          06/01/02-    06/01/01-       06/01/02-   06/01/01-
                                                          05/31/03     05/31/02        05/31/03    05/31/02
                                                         -----------------------      ----------------------
Operations:
  Net Investment Income                                   $ 35,672  $   44,545         $  5,201    $  5,034
  Net Realized Gain (Loss) on Securities Sold               23,215       1,297            9,776       5,568
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments                                          40,999         564            6,674       1,705
                                                         ---------   ---------         --------    --------
    Increase in Net Assets from Operations                  99,886      46,406           21,651      12,307
                                                         ---------   ---------         --------    --------
Dividends and Distributions to Shareholders:
  Net Investment Income:
    Trust Shares                                           (37,781)    (43,708)          (4,282)     (4,081)
    Investor Shares                                         (1,060)       (995)            (441)       (492)
    Flex Shares                                             (1,273)     (1,340)            (476)       (461)
  Realized Capital Gains:
    Trust Shares                                                --          --           (6,535)     (3,160)
    Investor Shares                                             --          --             (802)       (448)
    Flex Shares                                                 --          --           (1,092)       (545)
                                                         ---------   ---------         --------    --------
  Total Dividends and Distributions                        (40,114)    (46,043)         (13,628)     (9,187)
                                                         ---------   ---------         --------    --------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued                            190,331     224,284           65,057      54,898
    Reinvestment of Cash Distributions                      15,210      17,242            3,476       2,870
    Cost of Shares Redeemed                               (326,113)   (215,665)         (38,360)    (45,160)
                                                         ---------   ---------         --------    --------
  Increase (Decrease) in Net Assets From Trust
    Share Transactions                                    (120,572)     25,861           30,173      12,608
                                                         ---------   ---------         --------    --------
  Investor Shares:
    Proceeds from Shares Issued                             23,705      47,871            4,022       3,445
    Reinvestment of Cash Distributions                         968         866            1,017         765
    Cost of Shares Redeemed                                (12,533)    (49,146)          (4,495)     (2,704)
                                                         ---------   ---------         --------    --------
  Increase (Decrease) in Net Assets From Investor
    Share Transactions                                      12,140        (409)             544       1,506
                                                         ---------   ---------         --------    --------
  Flex Shares:
    Proceeds from Shares Issued                             21,399      19,999           13,844       9,733
    Reinvestment of Cash Distributions                       1,095       1,170            1,334         876
    Cost of Shares Redeemed                                (23,304)    (10,596)          (8,216)     (6,370)
                                                         ---------   ---------         --------    --------
  Increase (Decrease) in Net Assets From Flex
    Share Transactions                                        (810)     10,573            6,962       4,239
                                                         ---------   ---------         --------    --------
  Increase (Decrease) in Net Assets From
    Share Transactions                                    (109,242)     36,025           37,679      18,353
                                                         ---------   ---------         --------    --------
      Total Increase (Decrease) in Net Assets              (49,470)     36,388           45,702      21,473
                                                         ---------   ---------         --------    --------
Net Assets:
  Beginning of Period                                      943,496     907,108          194,223     172,750
                                                         ---------   ---------         --------    --------
  End of Period                                          $ 894,026   $ 943,496         $239,925    $194,223
                                                         =========   =========         ========    ========


------------------------------------------------------------------------------------------------------------------------------------


                                                           LIMITED-TERM FEDERAL          MARYLAND MUNICIPAL
                                                         MORTGAGE SECURITIES FUND             BOND FUND
                                                         ------------------------      ----------------------
                                                          06/01/02-   06/01/01-         06/01/02-  06/01/01-
                                                          05/31/03    05/31/02          05/31/03   05/31/02
                                                         ------------------------      ----------------------
Operations:
  Net Investment Income                                  $   7,976    $  4,910          $  1,928    $ 1,629
  Net Realized Gain (Loss) on Securities Sold                2,377       3,042               832        426
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments                                           9,868       1,531             2,803        439
                                                         ---------    --------          --------    -------
    Increase in Net Assets from Operations                  20,221       9,483             5,563      2,494
                                                         ---------    --------          --------    -------
Dividends and Distributions to Shareholders:
  Net Investment Income:
    Trust Shares                                            (8,520)     (5,246)           (1,251)    (1,105)
    Investor Shares                                           (245)        (47)               --         --
    Flex Shares                                             (2,670)       (253)             (674)      (522)
  Realized Capital Gains:
    Trust Shares                                              (267)       (192)              (41)        --
    Investor Shares                                             (9)         (2)               --         --
    Flex Shares                                               (111)         (9)              (30)        --
                                                         ---------    --------          --------    -------
  Total Dividends and Distributions                        (11,822)     (5,749)           (1,996)    (1,627)
                                                         ---------    --------          --------    -------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued                            226,297      94,324            19,146     12,044
    Reinvestment of Cash Distributions                       3,910       2,831               301        206
    Cost of Shares Redeemed                                (80,208)    (43,762)          (24,605)    (5,662)
                                                         ---------    --------          --------    -------
  Increase (Decrease) in Net Assets From Trust
    Share Transactions                                     149,999      53,393            (5,158)     6,588
                                                         ---------    --------          --------    -------
  Investor Shares:
    Proceeds from Shares Issued                             18,913       1,158                --         --
    Reinvestment of Cash Distributions                         228          40                --         --
    Cost of Shares Redeemed                                 (7,223)       (500)               --         --
                                                         ---------    --------          --------    -------
  Increase (Decrease) in Net Assets From Investor
    Share Transactions                                      11,918         698                --         --
                                                         ---------    --------          --------    -------
  Flex Shares:
    Proceeds from Shares Issued                            160,430      13,389             9,395     13,615
    Reinvestment of Cash Distributions                       2,359         222               596        368
    Cost of Shares Redeemed                                (14,640)     (1,279)           (5,226)    (3,171)
                                                         ---------    --------          --------    -------
  Increase (Decrease) in Net Assets From Flex
    Share Transactions                                     148,149      12,332             4,765     10,812
                                                         ---------    --------          --------    -------
  Increase (Decrease) in Net Assets From
    Share Transactions                                     310,066      66,423              (393)    17,400
                                                         ---------    --------          --------    -------
      Total Increase (Decrease) in Net Assets              318,465      70,157             3,174     18,267
                                                         ---------    --------          --------    -------
Net Assets:
  Beginning of Period                                      182,132     111,975            56,883     38,616
                                                         ---------    --------          --------    -------
  End of Period                                          $ 500,597    $182,132          $ 60,057    $56,883
                                                         =========    ========          ========    =======

* Trust Shares were offered beginning on October 3, 2001.
(1) See Note 7 in Notes to Financial Statements for additional information.

Amounts designated as "--" are either $0 or have been rounded to $0.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS (000)

STI CLASSIC FIXED INCOME FUNDS FOR THE PERIODS ENDED MAY 31
                                                                             SHORT-TERM                   SHORT-TERM U.S. TREASURY
                                                                             BOND FUND                        SECURITIES FUND
                                                                    ----------------------------         ---------------------------
                                                                     06/01/02-         06/01/01-          06/01/02-        06/01/01-
                                                                     05/31/03          05/31/02           05/31/03         05/31/02
                                                                    ----------------------------         ---------------------------
Operations:
  Net Investment Income                                              $  11,183         $ 12,919           $  4,346         $  5,017
  Net Realized Gain (Loss) on Securities Sold                           (6,286)            (458)             2,689            1,115
  Net Realized Loss on Foreign Currency Transactions and
  Forward Foreign Currency Contracts                                        --               --                 --               --
  Net Change in Unrealized Appreciation (Depreciation) on Forward
  Foreign Currency Contracts, Foreign Currencies and Translation of
  Other Assets and Liabilities Denominated in Foreign Currencies            --               --                 --               --
  Net Change in Unrealized Appreciation (Depreciation) on Investments    7,359           (1,893)             1,929               79
                                                                     ---------         --------           --------         --------
    Increase in Net Assets from Operations                              12,256           10,568              8,964            6,211
                                                                     ---------         --------           --------         --------
Dividends and Distributions to Shareholders:
  Net Investment Income:
    Trust Shares                                                       (10,196)         (12,038)            (2,438)          (3,562)
    Investor Shares                                                       (148)            (210)              (191)             (91)
    Flex Shares                                                           (836)            (657)            (1,717)          (1,364)
  Realized Capital Gains:
    Trust Shares                                                            --               --               (688)            (278)
    Investor Shares                                                         --               --                (62)              (7)
    Flex Shares                                                             --               --               (649)            (119)
                                                                     ---------         --------           --------         --------
  Total Dividends and Distributions                                    (11,180)         (12,905)            (5,745)          (5,421)
                                                                     ---------         --------           --------         --------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued                                        117,712          184,897             42,670           47,056
    Reinvestment of Cash Distributions                                   2,890            3,951                653              709
    Cost of Shares Repurchased                                        (124,705)         (96,279)           (30,621)         (29,504)
                                                                     ---------         --------           --------         --------
  Increase (Decrease) in Net Assets From Trust Share
    Transactions                                                        (4,103)          92,569             12,702           18,261
                                                                     ---------         --------           --------         --------
  Investor Shares:
    Proceeds from Shares Issued                                          7,799            6,458             19,530           10,025
    Reinvestment of Cash Distributions                                     108              197                217               89
    Cost of Shares Repurchased                                          (7,986)          (5,040)            (9,039)          (7,571)
                                                                     ---------         --------           --------         --------
  Increase (Decrease) in Net Assets From Investor
    Share Transactions                                                     (79)           1,615             10,708            2,543
                                                                     ---------         --------           --------         --------
  Flex Shares:
    Proceeds from Shares Issued                                         18,740           20,914             95,244           69,886
    Reinvestment of Cash Distributions                                     600              495              2,065            1,294
    Cost of Shares Repurchased                                         (13,276)          (5,529)           (41,630)         (28,588)
                                                                     ---------         --------           --------         --------
  Increase in Net Assets From Flex Share Transactions                    6,064           15,880             55,679           42,592
                                                                     ---------         --------           --------         --------
    Increase (Decrease) in Net Assets From Share Transactions            1,882          110,064             79,089           63,396
                                                                     ---------         --------           --------         --------
      Total Increase (Decrease) in Net Assets                            2,958          107,727             82,308           64,186
                                                                     ---------         --------           --------         --------
Net Assets:
  Beginning of Period                                                  338,043          230,316            182,624          118,438
                                                                     ---------         --------           --------         --------
  End of Period                                                      $ 341,001         $338,043           $264,932         $182,624
                                                                     =========         ========           ========         ========

 *Commenced operations on November 30, 2001.
(1) See Note 7 in Notes to Financial Statements for additional information.

Amounts designated as "--" are either $0 or have been rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS
78


-----------------------------------------------------------------------------------------------------------------------------------


                                                                                                               U.S. GOVERNMENT
                                                                        STRATEGIC INCOME FUND                  SECURITIES FUND
                                                                    -----------------------------        --------------------------
                                                                     06/01/02-         11/30/01*-         06/01/02-       06/01/01-
                                                                     05/31/03          05/31/02           05/31/03        05/31/02
                                                                    -----------------------------        --------------------------
Operations:
  Net Investment Income                                              $  6,980           $ 1,326           $ 10,089        $  9,915
  Net Realized Gain (Loss) on Securities Sold                             866               (97)             3,921           2,303
  Net Realized Loss on Foreign Currency Transactions and
  Forward Foreign Currency Contracts                                   (4,173)              (10)                --              --
  Net Change in Unrealized Appreciation (Depreciation) on Forward
  Foreign Currency Contracts, Foreign Currencies and Translation of
  Other Assets and Liabilities Denominated in Foreign Currencies          486              (528)                --              --
  Net Change in Unrealized Appreciation (Depreciation) on Investments   7,654               143              8,184           2,251
                                                                     --------           -------           --------        --------
   Increase in Net Assets from Operations                              11,813               834             22,194           14,469
                                                                     --------           -------           --------        --------
Dividends and Distributions to Shareholders:
  Net Investment Income:
    Trust Shares                                                       (3,391)             (744)            (9,284)         (8,292)
    Investor Shares                                                        --                --               (271)           (354)
    Flex Shares                                                        (3,676)             (588)            (1,246)         (1,318)
  Realized Capital Gains:
    Trust Shares                                                           --                --               (548)         (2,756)
    Investor Shares                                                        --                --                (13)           (121)
    Flex Shares                                                            --                --                (91)           (604)
                                                                     --------           -------           --------        --------
  Total Dividends and Distributions                                    (7,067)           (1,332)           (11,453)        (13,445)
                                                                     --------           -------           --------        --------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued                                        33,833            46,245            135,338          73,470
    Reinvestment of Cash Distributions                                    607               146              3,379           4,296
    Cost of Shares Repurchased                                        (17,743)           (2,433)           (57,596)        (58,868)
                                                                     --------           -------           --------        --------
  Increase (Decrease) in Net Assets From Trust Share
    Transactions                                                       16,697            43,958             81,121          18,898
                                                                     --------           -------           --------         --------
  Investor Shares:
    Proceeds from Shares Issued                                            --                --             16,742           2,911
    Reinvestment of Cash Distributions                                     --                --                257             460
    Cost of Shares Repurchased                                             --                --            (16,515)         (1,564)
                                                                     --------           -------           --------         --------
  Increase (Decrease) in Net Assets From Investor
    Share Transactions                                                     --                --                484           1,807
                                                                     --------           -------           --------         --------
  Flex Shares:
    Proceeds from Shares Issued                                       103,253            41,311             19,543          24,017
    Reinvestment of Cash Distributions                                  2,635               442              1,155           1,689
    Cost of Shares Repurchased                                        (18,667)           (2,006)           (14,717)        (15,321)
                                                                     --------           -------           --------        --------
  Increase in Net Assets From Flex Share Transactions                  87,221            39,747              5,981          10,385
                                                                     --------           -------           --------        --------
    Increase (Decrease) in Net Assets From Share Transactions         103,918            83,705             87,586          31,090
                                                                     --------           -------           --------        --------
      Total Increase (Decrease) in Net Assets                         108,664            83,207             98,327          32,114
                                                                     --------           -------           --------        --------
Net Assets:
  Beginning of Period                                                  83,207                --            209,014         176,900
                                                                     --------           -------           --------        --------
  End of Period                                                      $191,871           $83,207           $307,341        $209,014
                                                                     ========           =======           ========        ========


                                                                        VIRGINIA INTERMEDIATE
                                                                         MUNICIPAL BOND FUND            VIRGINIA MUNICIPAL BOND FUND
                                                                    -----------------------------       ----------------------------
                                                                     06/01/02-         06/01/01-          06/01/02-        06/01/01-
                                                                     05/31/03          05/31/02           05/31/03         05/31/02
                                                                    -----------------------------       ----------------------------
Operations:
  Net Investment Income                                              $  7,253          $  7,696           $  2,368         $  2,581
  Net Realized Gain (Loss) on Securities Sold                           2,169             2,170                896              624
  Net Realized Loss on Foreign Currency Transactions and
  Forward Foreign Currency Contracts                                       --                --                 --               --
  Net Change in Unrealized Appreciation (Depreciation) on Forward
  Foreign Currency Contracts, Foreign Currencies and Translation of
  Other Assets and Liabilities Denominated in Foreign Currencies           --                --                 --               --
  Net Change in Unrealized Appreciation (Depreciation) on Investments   7,601               941              2,913              608
                                                                     --------          --------           --------         --------
   Increase in Net Assets from Operations                              17,023            10,807              6,177            3,813
                                                                     --------          --------           --------         --------
Dividends and Distributions to Shareholders:
  Net Investment Income:
    Trust Shares                                                       (6,987)           (7,547)            (1,962)          (2,247)
    Investor Shares                                                      (272)             (245)                --               --
    Flex Shares                                                            --                --               (408)            (339)
  Realized Capital Gains:
    Trust Shares                                                       (1,900)               --               (136)              --
    Investor Shares                                                       (69)               --                 --               --
    Flex Shares                                                            --                --                (40)              --
                                                                     --------          --------           --------         --------
  Total Dividends and Distributions                                    (9,228)           (7,792)            (2,546)          (2,586)
                                                                     --------          --------           --------         --------
Capital Transactions (1):
  Trust Shares:
    Proceeds from Shares Issued                                        28,200            16,933              8,431            9,887
    Reinvestment of Cash Distributions                                  1,656               108                185              145
    Cost of Shares Repurchased                                        (22,296)          (23,387)           (19,915)         (11,071)
                                                                     --------          --------           --------         --------
  Increase (Decrease) in Net Assets From Trust Share
    Transactions                                                        7,560            (6,346)           (11,299)          (1,039)
                                                                     --------          --------           --------         --------
  Investor Shares:
    Proceeds from Shares Issued                                         4,074             2,349                 --               --
    Reinvestment of Cash Distributions                                    249               183                 --               --
    Cost of Shares Repurchased                                         (1,425)           (1,584)                --               --
                                                                     --------          --------           --------         --------
  Increase (Decrease) in Net Assets From Investor
    Share Transactions                                                  2,898               948                 --               --
                                                                     --------          --------           --------         --------
  Flex Shares:
    Proceeds from Shares Issued                                            --                --              6,447            7,568
    Reinvestment of Cash Distributions                                     --                --                312              230
    Cost of Shares Repurchased                                             --                --             (4,047)          (2,528)
                                                                     --------          --------           --------         --------
  Increase in Net Assets From Flex Share Transactions                      --                --              2,712            5,270
                                                                     --------          --------           --------         --------
    Increase (Decrease) in Net Assets From Share Transactions          10,458            (5,398)            (8,587)           4,231
                                                                     --------          --------           --------         --------
      Total Increase (Decrease) in Net Assets                          18,253            (2,383)            (4,956)           5,458
                                                                     --------          --------           --------         --------
Net Assets:
  Beginning of Period                                                 198,663           201,046             70,014           64,556
                                                                     --------          --------           --------         --------
  End of Period                                                      $216,916          $198,663           $ 65,058         $ 70,014
                                                                     ========          ========           ========         ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  FOR THE YEARS ENDED MAY 31, (UNLESS OTHERWISE INDICATED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS


                            NET ASSET                           NET REALIZED AND                            DIVIDENDS
                              VALUE,             NET            UNREALIZED GAINS          TOTAL              FROM NET
                            BEGINNING         INVESTMENT            (LOSSES)               FROM             INVESTMENT
                            OF PERIOD           INCOME           ON INVESTMENTS         OPERATIONS            INCOME
                            ---------         ----------        ----------------        ----------          ----------
FLORIDA TAX-EXEMPT BOND FUND
Trust Shares
           2003              $10.95              $0.40               $ 0.79               $ 1.19              $(0.40)
           2002               10.79               0.40                 0.22                 0.62               (0.40)
           2001               10.06               0.44                 0.73                 1.17               (0.44)
           2000               10.59               0.44                (0.49)               (0.05)              (0.44)
           1999               10.72               0.42                (0.02)                0.40               (0.42)
Investor Shares
           2003              $10.95              $0.38               $ 0.79               $ 1.17              $(0.38)
           2002               10.79               0.38                 0.22                 0.60               (0.38)
           2001               10.07               0.42                 0.72                 1.14               (0.42)
           2000               10.60               0.42                (0.49)               (0.07)              (0.42)
           1999               10.72               0.40                (0.01)                0.39               (0.40)
Flex Shares
           2003              $10.97              $0.32               $ 0.79               $ 1.11              $(0.32)
           2002               10.81               0.32                 0.22                 0.54               (0.32)
           2001               10.09               0.37                 0.72                 1.09               (0.37)
           2000               10.62               0.36                (0.49)               (0.13)              (0.36)
           1999               10.74               0.35                (0.01)                0.34               (0.35)
GEORGIA TAX-EXEMPT BOND FUND
Trust Shares
           2003              $10.29              $0.38               $ 0.60               $ 0.98              $(0.38)
           2002               10.10               0.39                 0.19                 0.58               (0.39)
           2001                9.50               0.40                 0.60                 1.00               (0.40)
           2000               10.03               0.40                (0.49)               (0.09)              (0.40)
           1999               10.11               0.39                (0.06)                0.33               (0.39)
Investor Shares
           2003              $10.31              $0.35               $ 0.59               $ 0.94              $(0.35)
           2002               10.12               0.37                 0.19                 0.56               (0.37)
           2001                9.51               0.38                 0.61                 0.99               (0.38)
           2000               10.05               0.38                (0.50)               (0.12)              (0.38)
           1999               10.13               0.37                (0.06)                0.31               (0.37)
Flex Shares
           2003              $10.30              $0.30               $ 0.60               $ 0.90              $(0.30)
           2002               10.11               0.32                 0.19                 0.51               (0.32)
           2001                9.51               0.33                 0.60                 0.93               (0.33)
           2000               10.04               0.33                (0.49)               (0.16)              (0.33)
           1999               10.12               0.32                (0.06)                0.26               (0.32)
HIGH INCOME FUND (A)
Trust Shares
           2003              $ 7.25              $0.61               $(0.09)              $ 0.52              $(0.61)
           2002(1)             7.37               0.39                (0.12)                0.27               (0.39)
Flex Shares
           2003              $ 7.25              $0.57               $(0.09)              $ 0.48              $(0.57)
           2002                7.69               0.55                (0.44)                0.11               (0.55)
           2001                7.88               0.55                (0.19)                0.36               (0.55)
           2000(2)             7.98               0.09                (0.10)               (0.01)              (0.09)
For the years ended March 31:
           2000                9.77               0.87                (1.85)               (0.98)              (0.81)
           1999                9.99               0.51                 0.04                 0.55               (0.57)




                                                                      TOTAL
                               DISTRIBUTIONS                         DIVIDENDS          NET ASSET
                               FROM REALIZED    TAX RETURN              AND            VALUE, END
                               CAPITAL GAINS    OF CAPITAL         DISTRIBUTIONS        OF PERIOD
                               -------------    ----------        --------------       ----------
FLORIDA TAX-EXEMPT BOND FUND
Trust Shares
           2003                   $(0.05)           --                $(0.45)            $11.69
           2002                    (0.06)           --                 (0.46)             10.95
           2001                    --               --                 (0.44)             10.79
           2000                    (0.04)           --                 (0.48)             10.06
           1999                    (0.11)           --                 (0.53)             10.59
Investor Shares
           2003                   $(0.05)           --                $(0.43)            $11.69
           2002                    (0.06)           --                 (0.44)             10.95
           2001                    --               --                 (0.42)             10.79
           2000                    (0.04)           --                 (0.46)             10.07
           1999                    (0.11)           --                 (0.51)             10.60
Flex Shares
           2003                   $(0.05)           --                $(0.37)            $11.71
           2002                    (0.06)           --                 (0.38)             10.97
           2001                    --               --                 (0.37)             10.81
           2000                    (0.04)           --                 (0.40)             10.09
           1999                    (0.11)           --                 (0.46)             10.62
GEORGIA TAX-EXEMPT BOND FUND
Trust Shares
           2003                    --               --                $(0.38)            $10.89
           2002                    --               --                 (0.39)             10.29
           2001                    --               --                 (0.40)             10.10
           2000                   $(0.04)           --                 (0.44)              9.50
           1999                    (0.02)           --                 (0.41)             10.03
Investor Shares
           2003                    --               --                $(0.35)            $10.90
           2002                    --               --                 (0.37)             10.31
           2001                    --               --                 (0.38)             10.12
           2000                   $(0.04)           --                 (0.42)              9.51
           1999                    (0.02)           --                 (0.39)             10.05
Flex Shares
           2003                    --               --                $(0.30)            $10.90
           2002                    --               --                 (0.32)             10.30
           2001                    --               --                 (0.33)             10.11
           2000                   $(0.04)           --                 (0.37)              9.51
           1999                    (0.02)           --                 (0.34)             10.04
HIGH INCOME FUND (A)
Trust Shares
           2003                    --               --                $(0.61)            $ 7.16
           2002(1)                 --               --                 (0.39)              7.25
Flex Shares
           2003                    --               --                $(0.57)            $ 7.16
           2002                    --               --                 (0.55)              7.25
           2001                    --               --                 (0.55)              7.69
           2000(2)                 --               --                 (0.09)              7.88
For the years ended March 31:
           2000                    --               --                 (0.81)              7.98
           1999                   $(0.15)          $(0.05)             (0.77)              9.77

 + Returns are for the period indicated and have not been annualized. Total return figures do not reflect applicable sales loads.
   Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1) Trust shares were offered on October 3, 2001. All ratios for the period have been annualized.

(2) For the two month period ended May 31, 2000. All ratios for the period have been annualized.

(A) On March 28, 2000, the ESC Strategic Income Fund exchanged all of its assets and liabilities for shares of the High Income Fund.
    The ESC Strategic Income Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to March 28, 2000 have been carried forward in these financial highlights. Subsequent to the merger, the High Income Fund changed its fiscal year end to May 31.

Amounts designated as "--" are either $0 or have been rounded to $0.

------------------------------------------------------------------------------------------------------------------------------------





                                                                                       RATIO OF
                                          NET ASSETS,         RATIO OF NET          NET INVESTMENT
                              TOTAL         END OF             EXPENSES TO             INCOME TO
                             RETURN +     PERIOD (000)      AVERAGE NET ASSETS    AVERAGE NET ASSETS
                             --------     ------------      ------------------    ------------------
FLORIDA TAX-EXEMPT BOND FUND
Trust Shares
           2003               11.13%       $147,423                0.71%                3.54%
           2002                5.88         120,885                0.71                 3.65
           2001               11.84         107,867                0.71                 4.19
           2000               (0.48)         93,040                0.67                 4.25
           1999                3.72         118,609                0.67                 3.90
Investor Shares
           2003               10.89%       $  8,191                0.92%                3.29%
           2002                5.66           2,935                0.92                 3.44
           2001               11.50           2,747                0.91                 4.00
           2000               (0.68)          2,875                0.87                 4.05
           1999                3.62           3,799                0.87                 3.71
Flex Shares
           2003               10.32%       $ 40,241                1.42%                2.81%
           2002                5.15          21,897                1.42                 2.93
           2001               10.95          12,806                1.41                 3.49
           2000               (1.17)          9,791                1.37                 3.54
           1999                3.13          14,762                1.37                 3.21
GEORGIA TAX-EXEMPT BOND FUND
Trust Shares
           2003                9.64%       $ 98,866                0.71%                3.55%
           2002                5.81          91,356                0.71                 3.79
           2001               10.67          85,880                0.71                 4.03
           2000               (0.90)         81,160                0.67                 4.13
           1999                3.33          87,452                0.67                 3.87
Investor Shares
           2003                9.29%       $  2,630                0.92%                3.34%
           2002                5.58           2,844                0.92                 3.58
           2001               10.56           2,901                0.91                 3.83
           2000               (1.26)          2,458                0.87                 3.93
           1999                3.13           3,676                0.87                 3.67
Flex Shares
           2003                8.86%       $ 16,591                1.42%                2.84%
           2002                5.07          14,269                1.42                 3.08
           2001                9.92          14,079                1.41                 3.33
           2000               (1.59)          8,827                1.37                 3.43
           1999                2.63          13,358                1.37                 3.19
HIGH INCOME FUND (A)
Trust Shares
           2003                8.19%       $100,852                0.78%                8.95%
           2002(1)             3.70          28,767                0.82                 8.27
Flex Shares
           2003                7.52%       $ 64,418                1.40%                8.43%
           2002                1.46          46,864                1.40                 7.35
           2001                4.74          19,875                1.40                 6.88
           2000(2)            (0.13)          3,075                1.40                 6.57
For the years ended March 31:
           2000              (10.84)          2,032                1.73                 8.94
           1999                5.64           7,230                1.91                 5.09





                                                   RATIO OF
                              RATIO OF          NET INVESTMENT
                             EXPENSES TO           INCOME TO
                         AVERAGE NET ASSETS    AVERAGE NET ASSETS    PORTFOLIO
                         (EXCLUDING WAIVERS    (EXCLUDING WAIVERS     TURNOVER
                         AND REIMBURSEMENTS)   AND REIMBURSEMENTS)      RATE
                         -------------------   -------------------   ---------
FLORIDA TAX-EXEMPT BOND FUND
Trust Shares
           2003                 0.75%                3.50%               62%
           2002                 0.76                 3.60                91
           2001                 0.76                 4.14                59
           2000                 0.78                 4.14                88
           1999                 0.77                 3.80                72
Investor Shares
           2003                 1.13%                3.08%               62%
           2002                 1.37                 2.99                91
           2001                 1.38                 3.53                59
           2000                 1.36                 3.56                88
           1999                 1.31                 3.27                72
Flex Shares
           2003                 1.80%                2.43%               62%
           2002                 1.84                 2.51                91
           2001                 1.89                 3.01                59
           2000                 1.89                 3.02                88
           1999                 1.88                 2.70                72
GEORGIA TAX-EXEMPT BOND FUND
Trust Shares
           2003                 0.76%                3.50%               17%
           2002                 0.76                 3.74                23
           2001                 0.77                 3.97                21
           2000                 0.77                 4.03                19
           1999                 0.78                 3.76                12
Investor Shares
           2003                 1.41%                2.85%               17%
           2002                 1.36                 3.14                23
           2001                 1.42                 3.32                21
           2000                 1.40                 3.40                19
           1999                 1.25                 3.29                12
Flex Shares
           2003                 1.84%                2.42%               17%
           2002                 1.84                 2.66                23
           2001                 1.89                 2.85                21
           2000                 1.95                 2.85                19
           1999                 1.89                 2.67                12
HIGH INCOME FUND (A)
Trust Shares
           2003                 0.93%                8.80%               20%
           2002(1)              0.97                 8.12                59
Flex Shares
           2003                 2.00%                7.83%               20%
           2002                 2.02                 6.73                59
           2001                 2.13                 6.15                10
           2000(2)              2.83                 5.14                --
For the years ended March 31:
           2000                 2.95                 7.72                24
           1999                 2.22                 4.78                95

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  FOR THE YEARS ENDED MAY 31, (UNLESS OTHERWISE INDICATED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS




                  NET ASSET                  NET REALIZED AND                DIVIDENDS                      TOTAL
                    VALUE,           NET     UNREALIZED GAINS     TOTAL      FROM NET    DISTRIBUTIONS    DIVIDENDS      NET ASSET
                   BEGINNING     INVESTMENT      (LOSSES)          FROM     INVESTMENT   FROM REALIZED       AND        VALUE, END
                   OF PERIOD       INCOME     ON INVESTMENTS    OPERATIONS    INCOME     CAPITAL GAINS  DISTRIBUTIONS    OF PERIOD
                  ----------     ----------  ----------------   ----------  ----------   -------------  -------------   ----------
INVESTMENT GRADE BOND FUND
Trust Shares
           2003     $10.24         $0.40          $0.76           $ 1.16      $(0.46)            --         $(0.46)        $10.94
           2002      10.23          0.51           0.01             0.52       (0.51)            --          (0.51)         10.24
           2001       9.58          0.61           0.65             1.26       (0.61)            --          (0.61)         10.23
           2000      10.36          0.61          (0.78)           (0.17)      (0.61)            --          (0.61)          9.58
           1999      10.65          0.56          (0.11)            0.45       (0.56)        $(0.18)         (0.74)         10.36
Investor Shares
           2003     $10.24         $0.38          $0.74           $ 1.12      $(0.42)            --         $(0.42)        $10.94
           2002      10.23          0.48           0.01             0.49       (0.48)            --          (0.48)         10.24
           2001       9.58          0.57           0.65             1.22       (0.57)            --          (0.57)         10.23
           2000      10.36          0.57          (0.78)           (0.21)      (0.57)            --          (0.57)          9.58
           1999      10.65          0.52          (0.11)            0.41       (0.52)        $(0.18)         (0.70)         10.36
Flex Shares
           2003     $10.25         $0.31          $0.76           $ 1.07      $(0.37)            --         $(0.37)        $10.95
           2002      10.24          0.42           0.01             0.43       (0.42)            --          (0.42)         10.25
           2001       9.59          0.53           0.65             1.18       (0.53)            --          (0.53)         10.24
           2000      10.37          0.52          (0.78)           (0.26)      (0.52)            --          (0.52)          9.59
           1999      10.66          0.47          (0.11)            0.36       (0.47)        $(0.18)         (0.65)         10.37
INVESTMENT GRADE TAX-EXEMPT BOND FUND
Trust Shares
           2003     $11.57         $0.30          $0.90           $ 1.20      $(0.30)        $(0.46)        $(0.76)        $12.01
           2002      11.38          0.34           0.46             0.80       (0.34)         (0.27)         (0.61)         11.57
           2001      10.67          0.44           0.71             1.15       (0.44)            --          (0.44)         11.38
           2000      11.10          0.43          (0.29)            0.14       (0.43)         (0.14)         (0.57)         10.67
           1999      11.40          0.43           0.10             0.53       (0.43)         (0.40)         (0.83)         11.10
Investor Shares
           2003     $11.58         $0.25          $0.91           $ 1.16      $(0.25)        $(0.46)        $(0.71)        $12.03
           2002      11.39          0.29           0.46             0.75       (0.29)         (0.27)         (0.56)         11.58
           2001      10.68          0.40           0.71             1.11       (0.40)            --          (0.40)         11.39
           2000      11.12          0.39          (0.30)            0.09       (0.39)         (0.14)         (0.53)         10.68
           1999      11.41          0.38           0.11             0.49       (0.38)         (0.40)         (0.78)         11.12
Flex Shares
           2003     $11.57         $0.20          $0.90           $ 1.10      $(0.20)        $(0.46)        $(0.66)        $12.01
           2002      11.38          0.24           0.46             0.70       (0.24)         (0.27)         (0.51)         11.57
           2001      10.67          0.34           0.71             1.05       (0.34)            --          (0.34)         11.38
           2000      11.10          0.34          (0.29)            0.05       (0.34)         (0.14)         (0.48)         10.67
           1999      11.40          0.33           0.10             0.43       (0.33)         (0.40)         (0.73)         11.10
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
Trust Shares
           2003*    $10.31         $0.29          $0.42           $ 0.71      $(0.42)        $(0.01)        $(0.43)        $10.59
           2002      10.01          0.43           0.32             0.75       (0.43)         (0.02)         (0.45)         10.31
           2001       9.62          0.55           0.39             0.94       (0.55)            --          (0.55)         10.01
           2000       9.94          0.55          (0.32)            0.23       (0.55)            --          (0.55)          9.62
           1999      10.12          0.54          (0.06)            0.48       (0.54)         (0.12)         (0.66)          9.94
Investor Shares
           2003*    $10.29         $0.24          $0.44           $ 0.68      $(0.39)        $(0.01)        $(0.40)        $10.57
           2002      10.00          0.40           0.31             0.71       (0.40)         (0.02)         (0.42)         10.29
           2001       9.60          0.53           0.40             0.93       (0.53)            --          (0.53)         10.00
           2000       9.93          0.52          (0.33)            0.19       (0.52)            --          (0.52)          9.60
           1999      10.11          0.51          (0.06)            0.45       (0.51)         (0.12)         (0.63)          9.93
Flex Shares
           2003*    $10.31         $0.21          $0.43           $ 0.64      $(0.35)        $(0.01)        $(0.36)        $10.59
           2002      10.02          0.37           0.31             0.68       (0.37)         (0.02)         (0.39)         10.31
           2001       9.62          0.50           0.40             0.90       (0.50)            --          (0.50)         10.02
           2000       9.94          0.49          (0.32)            0.17       (0.49)            --          (0.49)          9.62
           1999      10.12          0.48          (0.06)            0.42       (0.48)         (0.12)         (0.60)          9.94

 * Per share calculations were performed using average shares method.
 + Returns are for the period indicated and have not been annualized. Total return figures do not reflect applicable sales loads.
   Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Amounts designated as "--" are either $0 or have been rounded to $0.
82

------------------------------------------------------------------------------------------------------------------------------------



                                                                                      RATIO OF
                                         NET ASSETS,          RATIO OF NET          NET INVESTMENT
                               TOTAL       END OF              EXPENSES TO            INCOME TO
                              RETURN +   PERIOD (000)       AVERAGE NET ASSETS    AVERAGE NET ASSETS
                             ---------  --------------      ------------------    ------------------
INVESTMENT GRADE BOND FUND
Trust Shares
           2003               11.61%      $  821,342               0.81%                 3.92%
           2002                5.18          886,471               0.81                  4.81
           2001               13.55          860,073               0.81                  6.17
           2000               (1.76)         998,596               0.77                  6.05
           1999                4.25        1,149,068               0.77                  5.25
Investor Shares
           2003               11.16%      $   34,874               1.22%                 3.45%
           2002                4.81           20,825               1.22                  4.40
           2001               13.09           21,244               1.21                  5.77
           2000               (2.17)          22,553               1.17                  5.60
           1999                3.86           34,913               1.17                  4.87
Flex Shares
           2003               10.61%      $   37,810               1.71%                 3.01%
           2002                4.27           36,200               1.71                  3.90
           2001               12.54           25,791               1.70                  5.24
           2000               (2.63)          20,056               1.66                  5.14
           1999                3.35           26,020               1.66                  4.40
INVESTMENT GRADE TAX-EXEMPT BOND FUND
Trust Shares
           2003               10.80%      $  185,485               0.81%                 2.57%
           2002                7.15          149,200               0.81                  2.93
           2001               10.93          134,139               0.81                  3.93
           2000                1.41          117,384               0.77                  3.98
           1999                4.67          154,123               0.77                  3.75
Investor Shares
           2003               10.42%      $   21,756               1.22%                 2.16%
           2002                6.71           20,436               1.22                  2.51
           2001               10.48           18,601               1.21                  3.54
           2000                0.90           19,443               1.17                  3.59
           1999                4.35           25,195               1.17                  3.36
Flex Shares
           2003                9.82%      $   32,684               1.70%                 1.68%
           2002                6.21           24,587               1.70                  2.03
           2001                9.97           20,010               1.69                  3.04
           2000                0.52           14,678               1.65                  3.11
           1999                3.78           16,518               1.65                  2.86
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
Trust Shares
           2003                6.99%      $  320,718               0.70%                 2.79%
           2002                7.53          164,624               0.70                  3.72
           2001               10.02          107,674               0.70                  5.62
           2000                2.33          125,355               0.67                  5.60
           1999                4.75          135,256               0.67                  5.28
Investor Shares
           2003                6.72%      $   13,668               0.96%                 2.33%
           2002                7.16            1,578               0.96                  3.50
           2001                9.84              849               0.95                  5.39
           2000                1.93            1,194               0.92                  5.31
           1999                4.47            2,214               0.92                  5.03
Flex Shares
           2003                6.33%      $  166,211               1.31%                 1.97%
           2002                6.83           15,930               1.31                  2.88
           2001                9.50            3,452               1.30                  4.99
           2000                1.71            1,706               1.27                  4.97
           1999                4.14            2,119               1.27                  4.69

------------------------------------------------------------------------------------------------------------------------------------

                                                          RATIO OF
                                   RATIO OF             NET INVESTMENT
                                  EXPENSES TO             INCOME TO
                               AVERAGE NET ASSETS     AVERAGE NET ASSETS   PORTFOLIO
                              (EXCLUDING WAIVERS     (EXCLUDING WAIVERS    TURNOVER
                               AND REIMBURSEMENTS)    AND REIMBURSEMENTS)    RATE
                               -------------------    -------------------  ---------
INVESTMENT GRADE BOND FUND
Trust Shares
           2003                      0.83%                   3.90%           137%
           2002                      0.83                    4.79            123
           2001                      0.84                    6.14            131
           2000                      0.84                    5.98            202
           1999                      0.85                    5.17            221
Investor Shares
           2003                      1.38%                   3.29%           137%
           2002                      1.40                    4.22            123
           2001                      1.42                    5.56            131
           2000                      1.37                    5.40            202
           1999                      1.36                    4.68            221
Flex Shares
           2003                      1.97%                   2.75%           137%
           2002                      1.96                    3.65            123
           2001                      1.99                    4.95            131
           2000                      1.99                    4.81            202
           1999                      2.00                    4.06            221
INVESTMENT GRADE TAX-EXEMPT BOND FUND
Trust Shares
           2003                      0.84%                   2.54%           329%
           2002                      0.84                    2.90            311
           2001                      0.85                    3.89            285
           2000                      0.83                    3.92            226
           1999                      0.87                    3.65            224
Investor Shares
           2003                      1.36%                   2.02%           329%
           2002                      1.36                    2.37            311
           2001                      1.37                    3.38            285
           2000                      1.33                    3.43            226
           1999                      1.32                    3.21            224
Flex Shares
           2003                      1.91%                   1.47%           329%
           2002                      1.92                    1.81            311
           2001                      1.96                    2.77            285
           2000                      1.95                    2.81            226
           1999                      2.03                    2.48            224
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
Trust Shares
           2003                      0.75%                   2.74%           117%
           2002                      0.75                    3.67            410
           2001                      0.76                    5.56            532
           2000                      0.79                    5.48            384
           1999                      0.77                    5.18            379
Investor Shares
           2003                      1.20%                   2.09%           117%
           2002                      2.06                    2.40            410
           2001                      2.28                    4.06            532
           2000                      1.09                    5.14            384
           1999                      1.52                    4.43            379
Flex Shares
           2003                      1.80%                   1.48%           117%
           2002                      1.98                    2.21            410
           2001                      2.60                    3.69            532
           2000                      2.38                    3.86            384
           1999                      2.42                    3.54            379

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS FOR THE YEARS ENDED MAY 31, (UNLESS OTHERWISE INDICATED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS




                  NET ASSET                  NET REALIZED AND                DIVIDENDS                      TOTAL
                   VALUE,          NET      UNREALIZED GAINS      TOTAL      FROM NET    DISTRIBUTIONS    DIVIDENDS      NET ASSET
                  BEGINNING    INVESTMENT       (LOSSES)          FROM      INVESTMENT   FROM REALIZED       AND        VALUE, END
                  OF PERIOD      INCOME      ON INVESTMENTS    OPERATIONS     INCOME     CAPITAL GAINS  DISTRIBUTIONS    OF PERIOD
                  ---------    ----------   ----------------   ----------   ----------   -------------  -------------   ----------
MARYLAND MUNICIPAL BOND FUND (A)
Trust Shares
        2003        $10.32         $0.37          $0.63           $ 1.00      $(0.37)        $(0.01)        $(0.38)        $10.94
        2002         10.12          0.38           0.20             0.58       (0.38)         --             (0.38)         10.32
        2001          9.46          0.42           0.66             1.08       (0.42)         --             (0.42)         10.12
        2000         10.06          0.42          (0.60)           (0.18)      (0.42)         --             (0.42)          9.46
        1999 (1)     10.22          0.20          (0.15)            0.05       (0.20)         (0.01)         (0.21)         10.06
For the year ended November 30:
        1998          9.95          0.42           0.27             0.69       (0.42)         --             (0.42)         10.22
Flex Shares
        2003        $10.34         $0.27          $0.63           $ 0.90      $(0.27)        $(0.01)        $(0.28)        $10.96
        2002         10.14          0.29           0.20             0.49       (0.29)         --             (0.29)         10.34
        2001          9.48          0.33           0.66             0.99       (0.33)         --             (0.33)         10.14
        2000         10.08          0.33          (0.60)           (0.27)      (0.33)         --             (0.33)          9.48
        1999 (1)     10.24          0.15          (0.15)           --          (0.15)         (0.01)         (0.16)         10.08
For the year ended November 30:
        1998          9.96          0.33           0.28             0.61       (0.33)         --             (0.33)         10.24
SHORT-TERM BOND FUND
Trust Shares
        2003        $10.01         $0.33         $ 0.03           $ 0.36      $(0.33)         --            $(0.33)        $10.04
        2002         10.04          0.46          (0.03)            0.43       (0.46)         --             (0.46)         10.01
        2001          9.65          0.56           0.39             0.95       (0.56)         --             (0.56)         10.04
        2000          9.91          0.53          (0.25)            0.28       (0.53)        $(0.01)         (0.54)          9.65
        1999         10.05          0.51          (0.10)            0.41       (0.52)         (0.03)         (0.55)          9.91
Investor Shares
        2003        $10.04         $0.31         $ 0.03           $ 0.34      $(0.31)         --            $(0.31)        $10.07
        2002         10.06          0.44          (0.02)            0.42       (0.44)         --             (0.44)         10.04
        2001          9.67          0.54           0.39             0.93       (0.54)         --             (0.54)         10.06
        2000          9.93          0.51          (0.25)            0.26       (0.51)        $(0.01)         (0.52)          9.67
        1999         10.07          0.49          (0.10)            0.39       (0.50)         (0.03)         (0.53)          9.93
Flex Shares
        2003        $10.03         $0.28         $ 0.03           $ 0.31      $(0.28)         --            $(0.28)        $10.06
        2002         10.06          0.40          (0.03)            0.37       (0.40)         --             (0.40)         10.03
        2001          9.67          0.52           0.39             0.91       (0.52)         --             (0.52)         10.06
        2000          9.93          0.48          (0.25)            0.23       (0.48)        $(0.01)         (0.49)          9.67
        1999         10.07          0.47          (0.11)            0.36       (0.47)         (0.03)         (0.50)          9.93
SHORT-TERM U.S. TREASURY SECURITIES FUND
Trust Shares
        2003        $10.20         $0.22         $ 0.22           $ 0.44      $(0.22)        $(0.06)        $(0.28)        $10.36
        2002         10.13          0.37           0.10             0.47       (0.37)         (0.03)         (0.40)         10.20
        2001          9.85          0.49           0.28             0.77       (0.49)         --             (0.49)         10.13
        2000          9.95          0.46          (0.10)            0.36       (0.46)         --             (0.46)          9.85
        1999          9.97          0.47          (0.02)            0.45       (0.47)         --             (0.47)          9.95
Investor Shares
        2003        $10.19         $0.20         $ 0.22           $ 0.42      $(0.20)        $(0.06)        $(0.26)        $10.35
        2002         10.13          0.35           0.09             0.44       (0.35)         (0.03)         (0.38)         10.19
        2001          9.85          0.48           0.28             0.76       (0.48)         --             (0.48)         10.13
        2000          9.95          0.45          (0.10)            0.35       (0.45)         --             (0.45)          9.85
        1999          9.96          0.46          (0.01)            0.45       (0.46)         --             (0.46)          9.95
Flex Shares
        2003        $10.18         $0.17         $ 0.22           $ 0.39      $(0.17)        $(0.06)        $(0.23)        $10.34
        2002         10.11          0.33           0.10             0.43       (0.33)         (0.03)         (0.36)         10.18
        2001          9.83          0.46           0.28             0.74       (0.46)         --             (0.46)         10.11
        2000          9.93          0.42          (0.10)            0.32       (0.42)         --             (0.42)          9.83
        1999          9.94          0.44          (0.02)            0.42       (0.43)         --             (0.43)          9.93


(A) On May 24, 1999, the CrestFund Maryland Municipal Bond Fund exchanged all of its assets and certain liabilities for shares of the Maryland Municipal Bond Fund. The CrestFund Maryland Municipal Bond Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.

+   Returns are for the period indicated and have not been annualized. Total return figures do not reflect applicable sales loads.
    Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1) For the six month period ended May 31, 1999. All ratios for the period have been annualized.

--------------------------------------------------------------------------------




                                                                       RATIO OF
                                NET ASSETS,     RATIO OF NET        NET INVESTMENT
                     TOTAL        END OF         EXPENSES TO           INCOME TO
                  RETURN (+)   PERIOD (000)  AVERAGE NET ASSETS   AVERAGE NET ASSETS
                  ----------   ------------  ------------------   ------------------
MARYLAND MUNICIPAL BOND FUND (A)
Trust Shares
        2003         9.85%      $ 30,501            0.70%               3.47%
        2002         5.80         33,668            0.71                3.69
        2001        11.59         26,526            0.72                4.16
        2000        (1.78)        26,176            0.68                4.24
        1999 (1)     0.48         29,658            0.70                3.83
For the year ended November 30:
        1998         7.03         19,115            0.62                4.11
Flex Shares
        2003         8.81%      $ 29,556            1.64%               2.52%
        2002         4.84         23,215            1.64                2.75
        2001        10.59         12,090            1.63                3.24
        2000        (2.66)         6,212            1.59                3.34
        1999 (1)     0.05          7,723            1.59                2.94
For the year ended November 30:
        1998         6.17          3,246            1.57                3.16
SHORT-TERM BOND FUND
Trust Shares
        2003         3.70%      $302,708            0.70%               3.34%
        2002         4.29        305,884            0.70                4.48
        2001        10.13        215,458            0.70                5.71
        2000         2.87        180,402            0.67                5.40
        1999         4.06        209,904            0.67                5.12
Investor Shares
        2003         3.47%      $  5,685            0.91%               3.09%
        2002         4.19          5,767            0.91                4.28
        2001         9.90          4,176            0.90                5.47
        2000         2.67          1,446            0.87                5.20
        1999         3.88          1,825            0.87                4.92
Flex Shares
        2003         3.11%      $ 32,608            1.26%               2.74%
        2002         3.75         26,392            1.26                3.89
        2001         9.60         10,682            1.25                5.09
        2000         2.31          2,065            1.22                4.85
        1999         3.50          2,341            1.22                4.55
SHORT-TERM U.S. TREASURY SECURITIES FUND
Trust Shares
        2003         4.31%      $121,617            0.69%               2.07%
        2002         4.69        107,169            0.70                3.57
        2001         8.02         88,398            0.71                4.95
        2000         3.75         72,570            0.67                4.70
        1999         4.59         56,027            0.67                4.69
Investor Shares
        2003         4.13%      $ 15,558            0.86%               1.76%
        2002         4.44          4,735            0.86                3.36
        2001         7.87          2,179            0.85                4.81
        2000         3.58          2,066            0.82                4.50
        1999         4.54          2,799            0.82                4.54
Flex Shares
        2003         3.88%      $127,757            1.11%               1.59%
        2002         4.29         70,720            1.11                3.09
        2001         7.67         27,861            1.10                4.45
        2000         3.34          5,391            1.07                4.26
        1999         4.32          4,931            1.07                4.22


                                             RATIO OF
                       RATIO OF           NET INVESTMENT
                      EXPENSES TO            INCOME TO
                  AVERAGE NET ASSETS    AVERAGE NET ASSETS      PORTFOLIO
                  (EXCLUDING WAIVERS    (EXCLUDING WAIVERS      TURNOVER
                  AND REIMBURSEMENTS)   AND REIMBURSEMENTS)       RATE
                  -------------------   -------------------     ---------
MARYLAND MUNICIPAL BOND FUND (A)
Trust Shares
        2003            0.78%                  3.39%               31%
        2002            0.79                   3.61                45
        2001            0.82                   4.06                42
        2000            0.80                   4.12                14
        1999 (1)        1.37                   3.16                19
For the year ended November 30:
        1998            1.15                   3.58                12
Flex Shares
        2003            1.81%                  2.35%               31%
        2002            1.83                   2.56                45
        2001            1.97                   2.90                42
        2000            1.95                   2.98                14
        1999 (1)        1.98                   2.55                19
For the year ended November 30:
        1998            1.96                   2.77                12
SHORT-TERM BOND FUND
Trust Shares
        2003            0.75%                  3.29%               89%
        2002            0.75                   4.43               142
        2001            0.76                   5.65                87
        2000            0.76                   5.31                70
        1999            0.77                   5.02               108
Investor Shares
        2003            1.28%                  2.72%               89%
        2002            1.26                   3.93               142
        2001            1.71                   4.66                87
        2000            1.75                   4.32                70
        1999            1.59                   4.20               108
Flex Shares
        2003            1.85%                  2.15%               89%
        2002            1.87                   3.28               142
        2001            2.17                   4.17                87
        2000            2.41                   3.66                70
        1999            2.33                   3.44               108
SHORT-TERM U.S. TREASURY SECURITIES FUND
Trust Shares
        2003            0.75%                  2.01%              140%
        2002            0.76                   3.51               117
        2001            0.78                   4.88                87
        2000            0.79                   4.58                50
        1999            0.78                   4.58                57
Investor Shares
        2003            1.07%                  1.55%              140%
        2002            1.41                   2.81               117
        2001            1.56                   4.10                87
        2000            1.44                   3.88                50
        1999            1.34                   4.02                57
Flex Shares
        2003            1.79%                  0.91%              140%
        2002            1.81                   2.39               117
        2001            1.96                   3.59                87
        2000            2.04                   3.29                50
        1999            2.25                   3.04                57


     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  FOR THE YEARS ENDED MAY 31, (UNLESS OTHERWISE INDICATED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS


                  NET ASSET                  NET REALIZED AND                DIVIDENDS                      TOTAL
                   VALUE,          NET      UNREALIZED GAINS      TOTAL      FROM NET    DISTRIBUTIONS    DIVIDENDS      NET ASSET
                  BEGINNING    INVESTMENT       (LOSSES)          FROM      INVESTMENT   FROM REALIZED       AND        VALUE, END
                  OF PERIOD      INCOME      ON INVESTMENTS    OPERATIONS     INCOME     CAPITAL GAINS  DISTRIBUTIONS    OF PERIOD
                  ---------    ----------   ----------------   ----------   ----------   -------------  -------------   ----------
STRATEGIC INCOME FUND
Trust Shares
        2003        $ 9.80         $0.61          $ 0.20          $ 0.81      $(0.62)            --         $(0.62)        $ 9.99
        2002 (2)     10.00          0.27           (0.20)           0.07       (0.27)            --          (0.27)          9.80
Flex Shares
        2003        $ 9.80         $0.57          $ 0.19          $ 0.76      $(0.57)            --         $(0.57)        $ 9.99
        2002 (2)     10.00          0.25           (0.20)           0.05       (0.25)            --          (0.25)          9.80
U.S. GOVERNMENT SECURITIES FUND
Trust Shares
        2003        $10.47         $0.44          $ 0.51          $ 0.95      $(0.46)        $(0.03)        $(0.49)        $10.93
        2002         10.38          0.54            0.26            0.80       (0.54)         (0.17)         (0.71)         10.47
        2001          9.86          0.58            0.52            1.10       (0.58)            --          (0.58)         10.38
        2000         10.28          0.58           (0.42)           0.16       (0.58)            --          (0.58)          9.86
        1999         10.46          0.59           (0.18)           0.41       (0.59)            --          (0.59)         10.28
Investor Shares
        2003        $10.47         $0.40          $ 0.51          $ 0.91      $(0.42)        $(0.03)        $(0.45)        $10.93
        2002         10.38          0.50            0.26            0.76       (0.50)         (0.17)         (0.67)         10.47
        2001          9.86          0.54            0.52            1.06       (0.54)            --          (0.54)         10.38
        2000         10.28          0.54           (0.42)           0.12       (0.54)            --          (0.54)          9.86
        1999         10.45          0.54           (0.17)           0.37       (0.54)            --          (0.54)         10.28
Flex Shares
        2003        $10.48         $0.34          $ 0.50          $ 0.84      $(0.36)        $(0.03)        $(0.39)        $10.93
        2002         10.38          0.45            0.27            0.72       (0.45)         (0.17)         (0.62)         10.48
        2001          9.86          0.49            0.52            1.01       (0.49)            --          (0.49)         10.38
        2000         10.28          0.49           (0.42)           0.07       (0.49)            --          (0.49)          9.86
        1999         10.46          0.49           (0.18)           0.31       (0.49)            --          (0.49)         10.28
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND (A)
Trust Shares
        2003        $10.29         $0.36          $ 0.49          $ 0.85      $(0.36)        $(0.10)        $(0.46)        $10.68
        2002         10.14          0.40            0.15            0.55       (0.40)            --          (0.40)         10.29
        2001          9.58          0.42            0.56            0.98       (0.42)            --          (0.42)         10.14
        2000         10.20          0.43           (0.57)          (0.14)      (0.43)         (0.05)         (0.48)          9.58
        1999(1)      10.44          0.21           (0.17)           0.04       (0.21)         (0.07)         (0.28)         10.20
For the year ended November 30:
        1998         10.31          0.45            0.17            0.62       (0.45)         (0.04)         (0.49)         10.44
Investor Shares
        2003        $10.29         $0.36          $ 0.49          $ 0.85      $(0.36)        $(0.10)        $(0.46)        $10.68
        2002         10.14          0.39            0.16            0.55       (0.40)            --          (0.40)         10.29
        2001          9.59          0.42            0.55            0.97       (0.42)            --          (0.42)         10.14
        2000         10.20          0.42           (0.56)          (0.14)      (0.42)         (0.05)         (0.47)          9.59
        1999(1)      10.45          0.22           (0.18)           0.04       (0.22)         (0.07)         (0.29)         10.20
For the year ended November 30:
        1998         10.31          0.46            0.17            0.63       (0.45)         (0.04)         (0.49)         10.45
VIRGINIA MUNICIPAL BOND FUND (A)
Trust Shares
        2003        $10.48         $0.39          $ 0.62          $ 1.01      $(0.39)        $(0.03)        $(0.42)        $11.07
        2002         10.29          0.41            0.19            0.60       (0.41)            --          (0.41)         10.48
        2001          9.64          0.45            0.65            1.10       (0.45)            --          (0.45)         10.29
        2000         10.43          0.45           (0.78)          (0.33)      (0.45)         (0.01)         (0.46)          9.64
        1999(1)      10.68          0.22           (0.19)           0.03       (0.22)         (0.06)         (0.28)         10.43
For the year ended November 30:
        1998         10.44          0.47            0.27            0.74       (0.47)         (0.03)         (0.50)         10.68
Flex Shares
        2003        $10.53         $0.29          $ 0.63          $ 0.92      $(0.29)        $(0.03)        $(0.32)        $11.13
        2002         10.34          0.31            0.19            0.50       (0.31)            --          (0.31)         10.53
        2001          9.68          0.35            0.66            1.01       (0.35)            --          (0.35)         10.34
        2000         10.48          0.36           (0.79)          (0.43)      (0.36)         (0.01)         (0.37)          9.68
        1999(1)      10.73          0.17           (0.18)          (0.01)      (0.18)         (0.06)         (0.24)         10.48
For the year ended November 30:
        1998         10.48          0.37            0.28            0.65       (0.37)         (0.03)         (0.40)         10.73

+   Returns are for the period indicated and have not been annualized. Total return figures do not reflect applicable sales loads.
    Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(1) For the six month period ended May 31, 1999. All ratios for the period have been annualized.
(2) Commenced operations on November 30, 2001. All ratios for the period have been annualized.
(A) On May 24, 1999, the CrestFund Virginia Intermediate Municipal Bond and the CrestFund Virginia Municipal Bond Funds exchanged all of their assets and certain liabilities for shares of the Virginia Intermediate Municipal Bond and the Virginia Municipal
    Bond Funds, respectively. The CrestFund Virginia Intermediate Municipal Bond and the CrestFund Virginia Municipal Bond Funds are
    the accounting survivors in this transaction, and as a result, their basis of accounting for assets and liabilities and their operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.
Amounts designated as "--" are either $0 or have been rounded to $0.

86

--------------------------------------------------------------------------------




                                                                       RATIO OF
                                NET ASSETS,     RATIO OF NET        NET INVESTMENT
                     TOTAL        END OF         EXPENSES TO           INCOME TO
                  RETURN (+)   PERIOD (000)  AVERAGE NET ASSETS   AVERAGE NET ASSETS
                  ----------   ------------  ------------------   ------------------
STRATEGIC INCOME FUND
Trust Shares
        2003         8.73%      $ 61,906            0.91%               6.39%
        2002 (2)     0.74         43,717            0.94                6.07
Flex Shares
        2003         8.16%      $129,965            1.43%               5.67%
        2002 (2)     0.55         39,490            1.53                5.49
U.S. GOVERNMENT SECURITIES FUND
Trust Shares
        2003          9.25%     $258,585            0.81%               4.00%
        2002          7.90       168,609            0.82                5.09
        2001         11.41       148,666            0.81                5.66
        2000          1.63        85,420            0.77                5.77
        1999          3.90       102,167            0.77                5.58
Investor Shares
        2003          8.79%     $  9,333            1.22%               3.59%
        2002          7.47         8,483            1.22                4.70
        2001         10.95         6,617            1.21                5.21
        2000          1.19         1,407            1.17                5.34
        1999          3.56         2,534            1.17                5.17
Flex Shares
        2003          8.14%     $ 39,423            1.73%               3.10%
        2002          7.06        31,922            1.73                4.17
        2001         10.45        21,617            1.72                4.71
        2000          0.70         7,750            1.68                4.85
        1999          2.99        11,520            1.68                4.66
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND (A)
Trust Shares
        2003         8.43%      $206,432            0.75%               3.45%
        2002         5.52        191,406            0.75                3.86
        2001        10.39        194,849            0.73                4.23
        2000        (1.31)       202,209            0.76                4.35
        1999(1)      0.42        240,083            0.84                4.12
For the year ended November 30:
        1998         6.10        243,606            0.79                4.33
Investor Shares
        2003         8.38%      $ 10,484            0.79%               3.40%
        2002         5.47          7,257            0.79                3.82
        2001        10.23          6,197            0.76                4.20
        2000        (1.24)         6,808            0.79                4.33
        1999(1)      0.35          7,706            0.79                4.17
For the year ended November 30:
        1998         6.19          7,899            0.79                4.33
VIRGINIA MUNICIPAL BOND FUND (A)
Trust Shares
        2003         9.86%      $ 48,102            0.77%               3.67%
        2002         5.90         56,586            0.77                3.90
        2001        11.51         56,573            0.77                4.40
        2000        (3.18)        48,980            0.74                4.53
        1999(1)      0.27         31,939            0.76                4.20
For the year ended November 30:
        1998         7.19         29,252            0.69                4.41
Flex Shares
        2003         8.89%      $ 16,956            1.70%               2.71%
        2002         4.93         13,428            1.70                2.97
        2001        10.58          7,983            1.69                3.47
        2000        (4.13)         5,367            1.65                3.61
        1999(1)     (0.16)         6,939            1.65                3.32
For the year ended November 30:
        1998         6.24          3,697            1.64                3.46


                                             RATIO OF
                       RATIO OF           NET INVESTMENT
                      EXPENSES TO            INCOME TO
                  AVERAGE NET ASSETS    AVERAGE NET ASSETS      PORTFOLIO
                  (EXCLUDING WAIVERS    (EXCLUDING WAIVERS      TURNOVER
                  AND REIMBURSEMENTS)   AND REIMBURSEMENTS)       RATE
                  -------------------   -------------------     ---------
STRATEGIC INCOME FUND
Trust Shares
        2003            1.01%                  6.29%               52%
        2002 (2)        1.04                   5.97                43
Flex Shares
        2003            2.04%                  5.06%               52%
        2002 (2)        2.07                   4.95                43
U.S. GOVERNMENT SECURITIES FUND
Trust Shares
        2003            0.84%                  3.97%              150%
        2002            0.85                   5.06               262
        2001            0.85                   5.62               207
        2000            0.84                   5.70                29
        1999            0.88                   5.47                19
Investor Shares
        2003            1.45%                  3.36%              150%
        2002            1.40                   4.52               262
        2001            1.83                   4.59               207
        2000            2.14                   4.37                29
        1999            1.60                   4.74                19
Flex Shares
        2003            1.93%                  2.90%              150%
        2002            1.93                   3.97               262
        2001            2.04                   4.39               207
        2000            2.28                   4.25                29
        1999            2.08                   4.26                19
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND (A)
Trust Shares
        2003            0.75%                  3.45%               30%
        2002            0.75                   3.86                33
        2001            0.75                   4.21                32
        2000            0.76                   4.35                18
        1999(1)         1.18                   3.78                19
For the year ended November 30:
        1998            0.97                   4.15                24
Investor Shares
        2003            1.07%                  3.12%               30%
        2002            1.11                   3.50                33
        2001            1.11                   3.85                32
        2000            0.94                   4.18                18
        1999(1)         0.93                   4.03                19
For the year ended November 30:
        1998            0.94                   4.18                24
VIRGINIA MUNICIPAL BOND FUND (A)
Trust Shares
        2003            0.77%                  3.67%               18%
        2002            0.77                   3.90                38
        2001            0.78                   4.39                60
        2000            0.79                   4.48                19
        1999(1)         1.30                   3.66                 7
For the year ended November 30:
        1998            1.10                   4.00                28
Flex Shares
        2003            1.85%                  2.56%               18%
        2002            1.88                   2.79                38
        2001            2.00                   3.16                60
        2000            2.08                   3.18                19
        1999(1)         1.91                   3.06                 7
For the year ended November 30:
        1998            1.92                   3.18                28


     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  MAY 31, 2003


1. Organization:

The STI Classic Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company offering 41 funds as of May 31, 2003. The financial statements presented herein are those of the Florida Tax-Exempt Bond Fund, Georgia Tax-Exempt Bond Fund, High Income Fund, Investment Grade Bond Fund, Investment Grade Tax-Exempt Bond Fund, Limited-Term Federal Mortgage Securities Fund, Maryland Municipal Bond Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Fund, Strategic Income Fund, U.S. Government Securities Fund, Virginia Intermediate Municipal Bond Fund and Virginia Municipal Bond Fund (each a "Fund" and collectively the "Funds"). The financial statements of the remaining funds are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

2. Significant Accounting Policies:

The following is a summary of significant  accounting  policies  followed by the
Trust:

     USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.

     SECURITY VALUATION -- Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for equity securities traded on NASDAQ), including equity securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if an equity security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Securities for which current market quotations are not readily available, of which there are none at May 31, 2003, are valued at their fair value as determined in good faith by, or in accordance with, procedures adopted by the Board of Trustees.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on an accrual basis. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period.

     Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the effective interest method.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated each business day, by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The maximum offering price per share for Investor shares of the Florida Tax-Exempt Bond, the Georgia Tax-Exempt Bond, the Investment Grade Bond, the

--------------------------------------------------------------------------------


     Investment Grade Tax-Exempt Bond, the U.S. Government Securities, and the Virginia Intermediate Municipal Bond Funds is equal to the net asset value per shares plus a sales load of 3.75%. The maximum offering price per share for Investor shares of the Short-Term U.S. Treasury Securities Fund is equal to the net asset value per share plus a sales load of 1.00%. The maximum offering price per share for Investor shares of the Short-Term Bond Fund is equal to the net asset value per share plus a sales load of 2.00%. The maximum offering price per share for Investor shares of the Limited-Term Federal Mortgage Securities Fund is equal to the net asset value per share plus a sales load of 2.50%.

     Flex Shares of the Funds may be purchased at their net asset value. Shares redeemed within the first year after purchase will be subject to a contingent deferred sales charge ("CDSC") equal to 2.00% for either the net asset value of the shares at the time of purchase or the net asset value of the shares next calculated after the Fund receives the sale request, whichever is less. The CDSC will not apply to shares redeemed after such time.

     The Funds may charge a redemption fee up to 2% of redemption proceeds, which will automatically be paid to the Fund.

     SECURITIES PURCHASED ON A WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the portfolio maintains, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund's net asset value if the Fund makes such investments while remaining substantially fully invested.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following bases: (i) market value of investment securities, other assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The Funds isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon sale or maturity of foreign currency denominated debt obligations for Federal income tax purposes.

     The Funds report gains and losses on foreign currency-related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for Federal income tax purposes.

     FORWARD FOREIGN CURRENCY CONTRACTS -- The Strategic Income Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for Federal income tax purposes.

     The following forward foreign currency contracts were outstanding on May 31, 2003:

                                         IN        UNREALIZED
                          CONTRACTS   EXCHANGE    APPRECIATION
                          TO DELIVER     FOR     (DEPRECIATION)
     MATURITY DATES         (000)       (000)         (000)
     --------------       ----------  --------   --------------
     FOREIGN CURRENCY SALES
     08/20/03  AUD           2,000     $1,293         $  7
     08/20/03  AUD           2,000      1,293           18
     08/20/03  CAD           2,000      1,450           13
     08/20/03  CAD           2,000      1,450           12
     06/23/03  EUR           8,500      9,990          (58)
     06/23/03  GBP           2,700      4,418          (16)
     06/23/03  SEK          29,000      3,731          (42)
                                                      ----
                                                      $(66)
                                                      ====
     CURRENCY LEGEND
     AUD-- Australian Dollar
     CAD-- Canadian Dollar
     EUR-- Euro Dollar
     GBP-- British Pound
     SEK-- Swedish Krona

     TBA PURCHASE COMMITMENTS -- The Funds may enter into "TBA" (To Be Announced) purchase commitments to purchase securities for a fixed price at a future date beyond customary settlement time. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. Unsettled TBApurchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation."

--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  MAY 31, 2003

     MORTGAGE DOLLAR ROLLS -- The Funds may enter into mortgage dollar rolls (principally using TBA's) in which a Fund sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities at an agreed-upon price on a fixed date. The Funds account for such dollar rolls under the purchases and sales method and receive compensation as consideration for entering into the commitment to repurchase. The Funds must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.

     The counterparty receives all principal and interest payments, including pre-payments, made in respect of a security subject to such a contract while it is with the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The Funds engage in dollar rolls for the purpose of enhancing its yield, principally by earning a negotiated fee.

     As of May 31, 2003, only the U.S. Government Securities Fund invested in mortgage dollar rolls.

     EXPENSES -- Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets. Fund expenses are pro-rated to the respective classes on the basis of relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders, which are determined in accordance with Federal tax regulations, are recorded on the ex-dividend date. Dividends from net investment income for each of the Funds are declared daily and paid monthly. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

3. Agreements and Other Transactions with Affiliates:

INVESTMENT ADVISORY AGREEMENT -- The Trust and Trusco Capital Management, Inc. (the "Investment Adviser"), a wholly-owned subsidiary of SunTrust Banks, Inc., have entered into advisory agreements dated May 29, 1992, June 15, 1993, December 20, 1993, April 8, 2002, and last amended as of March 10, 2003.

Under terms of the amended agreement, the Funds are charged the following annual fees based upon average daily net assets:
                                                      MAXIMUM
                                                      ANNUAL
                                                     ADVISORY
                                                        FEE
                                                     --------
Florida Tax-Exempt Bond Fund                           0.65%
Georgia Tax-Exempt Bond Fund                           0.65%
High Income Fund                                       0.80%
Investment Grade Bond Fund                             0.74%
Investment Grade Tax-Exempt Bond Fund                  0.74%
Limited-Term Federal Mortgage
 Securities Fund                                       0.65%
Maryland Municipal Bond Fund                           0.65%
Short-Term Bond Fund                                   0.65%
Short-Term U.S. Treasury Securities Fund               0.65%
Strategic Income Fund                                  0.85%
U.S. Government Securities Fund                        0.74%
Virginia Intermediate Municipal Bond Fund              0.65%
Virginia Municipal Bond Fund                           0.65%

The Investment Adviser has voluntarily agreed to waive all or a portion of its fees (and to reimburse Fund expenses) in order to limit operating expenses. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

ADMINISTRATION AGREEMENT -- The Trust and SEI Investments Global Funds Services (the "Administrator") are parties to an Administration Agreement dated May 29, 1995, as amended November 19, 1997 and March 1, 1999, under which the Administrator provides administrative services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Trust) of: 0.12% up to $1 billion, 0.09% on the next $4 billion, 0.07% on the next $3 billion, 0.065% on the next $2 billion and 0.06% for over $10 billion.

DISTRIBUTION AGREEMENT -- The Trust and SEI Investments Distribution Co. (the "Distributor") are parties to a Distribution Agreement dated November 21, 1995. The Distributor will receive no fees for its distribution services under the agreement for the Trust Shares of any Fund. With respect to the Investor Shares and Flex
90

--------------------------------------------------------------------------------


Shares, the Distributor receives amounts, pursuant to a Distribution Plan and (in the case of Flex Shares) a Distribution and Service Plan, as outlined in the table below.
                                                         MAXIMUM
                                                       FLEX SHARE
                                             MAXIMUM     DISTRI-
                                            INVESTOR     BUTION
                                              SHARE        AND
                                             DISTRI-     SERVICE
                                           BUTION FEE      FEE
                                           ----------  ----------
Florida Tax-Exempt Bond Fund                  0.18%       1.00%
Georgia Tax-Exempt Bond Fund                  0.18%       1.00%
High Income Fund                                --        1.00%
Investment Grade Bond Fund                    0.43%       1.00%
Investment Grade Tax-Exempt Bond Fund         0.43%       1.00%
Limited-Term Federal Mortgage
 Securities Fund                              0.23%       1.00%
Maryland Municipal Bond Fund                    --        1.00%
Short-Term Bond Fund                          0.23%       1.00%
Short-Term U.S. Treasury Securities Fund      0.18%       1.00%
Strategic Income Fund                           --        1.00%
U.S. Government Securities Fund               0.38%       1.00%
Virginia Intermediate Municipal Bond Fund     0.15%         --
Virginia Municipal Bond Fund                    --        1.00%

The Distributor has voluntarily agreed to waive all or a portion of its fees (and to reimburse Fund expenses) in order to limit operating expenses. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

TRANSFER AGENCY AGREEMENTS -- The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated May 14, 1994 under which Federated Services Company provides transfer agency services to the Trust as amended April 16, 2003.

The Trust and SunTrust Securities Inc. ("STS"), a wholly- owned subsidiary of SunTrust Banks, Inc., are parties to an agreement under which STS provides shareholder support and other account-related services.


CUSTODIAN AGREEMENTS -- SunTrust Bank acts as custodian for all of the Funds except the Strategic Income Fund, which utilizes Brown Brothers Harriman & Co. as custodian. Prior to January 29, 2003, Bank of New York served as custodian for Strategic Income Fund. Fees of the custodians are paid on the basis of net assets and transaction costs of the Funds. The custodians play no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

OTHER -- Certain officers of the Trust are also officers of the Administrator and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Trust has entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Trust. For the year ended May 31, 2003, the following Funds paid the Distributor through a reduction in the yield earned by the Funds on those repurchase agreements:

                                                       FEES
                                                     -------
Florida Tax-Exempt Bond Fund                         $   188
Georgia Tax-Exempt Bond Fund                              44
High Income Fund                                         535
Investment Grade Bond Fund                            19,387
Investment Grade Tax-Exempt Bond Fund                  4,267
Limited-Term Federal Mortgage Securities Fund         14,392
U.S. Government Securities Fund                        1,634

4. Investment Transactions:

The cost of purchases and the proceeds from sales of securities, excluding short-term investments and U.S. Government securities, for the year ended May 31, 2003, were as follows:
                                                 PURCHASES        SALES
                                                   (000)          (000)
                                               -------------    --------
Florida Tax-Exempt Bond Fund                      $118,707      $ 99,027
Georgia Tax-Exempt Bond Fund                        19,970        17,907
High Income Fund                                    92,628        17,203
Investment Grade Bond Fund                         617,496       639,048
Investment Grade Tax-Exempt Bond Fund              611,076       596,744
Maryland Municipal Bond Fund                        20,599        17,906
Short-Term Bond Fund                               138,244       140,416
Strategic Income Fund                               73,432         9,576
U.S. Government Securities Fund                      1,997            --
Virginia Intermediate Municipal Bond Fund           76,152        58,561
Virginia Municipal Bond Fund                        11,664        19,132

The cost of purchases  and  proceeds  from sales of U.S.  Government  securities were:
                                                 PURCHASES        SALES
                                                   (000)          (000)
                                               -------------    --------
Investment Grade Bond Fund                        $589,007      $663,393
Limited-Term Federal Mortgage Securities Fund      607,639       338,904
Short-Term Bond Fund                               161,946       132,641
Short-Term U.S. Treasury Securities Fund           360,323       303,360
Strategic Income Fund                               84,200        49,920
U.S. Government Securities Fund                    445,627       372,560

5. Federal Tax Policies and Information:

It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These

--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  MAY 31, 2003


book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in-capital, undistributed net investment income (loss), or accumulated net realized gain (loss), as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to the classification of short-term capital gains and ordinary income tax purposes, differing treatments for foreign currency transactions and realized gains (losses) on paydowns, have been reclassified to/from the following accounts:

                                        UNDISTRIBUTED
                                             NET             ACCUMULATED
                                         INVESTMENT            REALIZED
                                        INCOME/(LOSS)        GAIN/(LOSS)
                                            (000)               (000)
                                        --------------       -----------
 Investment Grade Bond Fund                $4,447              $(4,447)
 Limited-Term Federal Mortgage
   Securities Fund                          3,461               (3,461)
 Strategic Income Fund                     (3,693)               3,693
 U.S. Government Securities Fund              717                 (717)


These reclassifications have no effect on net assets or net asset value per share.

The tax character of dividends and distributions paid during the years ended May 31, 2003 and May 31, 2002 were as follows (000):

                                                    ORDINARY               TAX-EXEMPT             LONG-TERM
                                                     INCOME                  INCOME             CAPITAL GAINS           TOTALS
                                                2003        2002        2003        2002       2003       2002      2003      2002
                                               ------      ------      ------      ------     ------     ------    ------    ------
Florida Tax-Exempt Bond Fund                  $   733     $   389      $5,721      $4,786     $   72     $  451   $ 6,526   $ 5,626
Georgia Tax-Exempt Bond Fund                       --          --       3,907       4,060         --         --     3,907     4,060
High Income Fund                                8,030       2,785          --          --         --         --     8,030     2,785
Investment Grade Bond Fund                     40,114      46,043          --          --         --         --    40,114    46,043
Investment Grade Tax-Exempt Bond Fund           6,573       3,454       5,199       5,025      1,856        708    13,628     9,187
Limited-Term Federal Mortgage Securities Fund  11,822       5,547          --          --         --        202    11,822     5,749
Maryland Municipal Bond Fund                       40           2       1,925       1,625         31         --     1,996     1,627
Short-Term Bond Fund                           11,180      12,905          --          --         --         --    11,180    12,905
Short-Term U.S. Treasury Securities Fund        5,476       5,411          --          --        269         10     5,745     5,421
Strategic Income Fund                           7,067       1,332          --          --         --         --     7,067     1,332
U.S. Government Securities Fund                11,422      12,670          --          --         31        775    11,453    13,445
Virginia Intermediate Municipal Bond Fund          59          17       7,247       7,775      1,922         --     9,228     7,792
Virginia Municipal Bond Fund                        3           1       2,367       2,585        176         --     2,546     2,586

As of May 31, 2003, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows (000):


                                               UNDISTRIBUTED  UNDISTRIBUTED  UNDISTRIBUTED     CAPITAL
                                                 ORDINARY       TAX-EXEMPT     LONG-TERM        LOSS
                                                  INCOME          INCOME     CAPITAL GAIN   CARRYFORWARDS
                                               -------------  -------------  -------------  -------------
Florida Tax-Exempt Bond Fund                      $   946          $ 2          $1,119        $      --
Georgia Tax-Exempt Bond Fund                           --            1              --             (600)
High Income Fund                                       15           --              --           (1,097)
Investment Grade Bond Fund                              5           --              --          (30,672)
Investment Grade Tax-Exempt Bond Fund               3,212            2           1,433               --
Limited-Term Federal Mortgage Securities Fund           1           --              --               --
Maryland Municipal Bond Fund                           --           --             719               --
Short-Term Bond Fund                                    3           --              --          (11,420)
Short-Term U.S. Treasury Securities Fund              771           --           1,475               --
Strategic Income Fund                                (119)          --              --               --
U.S. Government Securities Fund                       441           --             597               --
Virginia Intermediate Municipal Bond Fund              --            1           1,253               --
Virginia Municipal Bond Fund                           --           --             665               --


                                                POST-   POST-OCTOBER                   OTHER
                                               OCTOBER   CURRENCY      UNREALIZED    TEMPORARY
                                               LOSSES     LOSSES      APPRECIATION  DIFFERENCES
                                               -------  ------------  ------------  ------------
Florida Tax-Exempt Bond Fund                   $    --    $      --     $13,846         $ (1)
Georgia Tax-Exempt Bond Fund                        --           --      10,514           --
High Income Fund                                (1,234)          --         986          (14)
Investment Grade Bond Fund                          --           --      52,365           --
Investment Grade Tax-Exempt Bond Fund               --           --      10,474           --
Limited-Term Federal Mortgage Securities Fund   (1,674)          --      12,523           --
Maryland Municipal Bond Fund                        --           --       3,943           --
Short-Term Bond Fund                                --           --       8,509           --
Short-Term U.S. Treasury Securities Fund            --           --       3,531           --
Strategic Income Fund                             (394)      (3,066)      7,755           72
U.S. Government Securities Fund                     --           --      10,218           --
Virginia Intermediate Municipal Bond Fund           --           --      12,818           --
Virginia Municipal Bond Fund                        --           --       5,051           --

Post-October loss represents losses realized on investments from November 1, 2002, through May 31, 2003 that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following fiscal year.

--------------------------------------------------------------------------------


For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any future net realized capital gains. The breakdown is as follows (000):

                  EXPIRES   EXPIRES   EXPIRES   EXPIRES   EXPIRES   EXPIRES
                   2006      2007      2008      2009      2010      2011
                  -------   -------   -------   -------   -------   -------
Georgia
   Tax-Exempt
   Bond Fund        $ --      $--       $ --    $   600     $--      $  --
High Income
   Fund               --       17        707         21      --        352
Investment Grade
   Bond Fund          --       --         --     30,672      --         --
Short-Term
   Bond Fund         271       --        946        987      --      9,217

During the year ended May 31, 2003, the Georgia Tax-Exempt Bond Fund, Investment Grade Bond Fund, Maryland Municipal Bond Fund and Virginia Municipal Bond Fund utilized capital loss carryforwards of $501,339, $10,302,501, $19,958 and $53,908, respectively.

At May 31, 2003, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes are different from amounts reported for financial reporting purposes generally due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at May 31, 2003, were as follows:

                                      AGGREGATE      AGGREGATE
                          FEDERAL       GROSS         GROSS           NET
                            TAX      UNREALIZED     UNREALIZED     UNREALIZED
                           COST     APPRECIATION   DEPRECIATION   APPRECIATION
                           (000)        (000)         (000)           (000)
                         --------   ------------   ------------   ------------
 Florida Tax-Exempt
   Bond Fund             $180,333     $13,846           $--          $13,846
 Georgia Tax-Exempt
   Bond Fund              106,139      10,514            --           10,514
 High Income Fund         185,307       6,833        (5,847)             986
 Investment Grade
   Bond Fund              942,488      52,398           (33)          52,365
 Investment Grade
   Tax-Exempt Bond
   Fund                   244,680      10,474            --           10,474
 Limited-Term Federal
   Mortgage Securities
   Fund                   597,968      12,523            --           12,523
 Maryland Municipal
   Bond Fund               55,334       3,948            (5)           3,943
 Short-Term Bond Fund     352,817       8,536           (27)           8,509
 Short-Term
   U.S. Treasury
   Securities Fund        259,635       3,582           (51)           3,531
 Strategic Income Fund    209,346      11,145        (3,348)           7,797
 U.S. Government
   Securities Fund        362,821      10,258           (40)          10,218
 Virginia Intermediate
   Municipal Bond
   Fund                   201,465      12,842           (24)          12,818
 Virginia Municipal
   Bond Fund               59,860       5,061           (10)           5,051

6. Concentrations/Risks:

The prices of the Funds' fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Funds' fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The High Income and Strategic Income Funds invest in high yield corporate, government, and other debt instruments of U.S. and non-U.S. issuers. High yield securities involve greater risk of default or downgrade and are more volatile than investment grade securities.

The High Income and Strategic Income Funds' investment in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of a Fund's investment.

The Florida Tax-Exempt Bond, Georgia Tax-Exempt Bond, Maryland Municipal Bond, Virginia Intermediate Municipal Bond, and Virginia Municipal Bond Funds' concentrations of investments in securities of issuers located in a specific region subjects each Fund to the economic and government policies of that region.

The Investment Grade Bond, Limited-Term Federal Mortgage Securities, Short-Term Bond, and U.S. Government Securities Funds invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans shortens the stated maturity of these respective obligations and may result in a loss of premium, if any has been paid. Estimates of such prepayments are used to calculate expected maturity dates and a fund's average duration.

Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions or financial guaranty assurance agencies' credit quality should deteriorate, it could cause the individual security's credit quality to change. Additionally, if any of the Funds concentrate their letters of credit in any one financial institution, the risk of credit quality deterioration increases.

--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  MAY 31, 2003


7. Capital Share Transactions:

Capital Share Transactions for the Funds were as follows (000):

                                                      FLORIDA TAX-EXEMPT         GEORGIA TAX-EXEMPT
                                                           BOND FUND                  BOND FUND            HIGH INCOME FUND (1)
                                                     ---------------------    ------------------------    ----------------------
                                                     06/01/02-   06/01/01-    06/01/02-      06/01/01-    06/01/02-    06/01/01-
                                                     05/31/03    05/31/02     05/31/03       05/31/02     05/31/03     05/31/02
                                                     ---------   ---------    ---------      ---------    ---------    ---------
  Trust Shares:
    Shares Issued                                       3,571      2,853        2,200          2,225         11,360      4,037
    Shares Issued in Lieu of Cash Distributions            83         92           54             71            336         19
    Shares Redeemed                                    (2,081)    (1,904)      (2,049)        (1,922)        (1,571)       (87)
                                                     --------    -------      -------        -------       --------    -------
  Net Trust Share Transactions                          1,573      1,041          205            374         10,125      3,969
                                                     --------    -------      -------        -------       --------    -------
  Investor Shares:
    Shares Issued                                         875         20           42             26             --         --
    Shares Issued in Lieu of Cash Distributions            13          7            4              6             --         --
    Shares Redeemed                                      (455)       (14)         (80)           (43)            --         --
                                                     --------    -------      -------        -------       --------    -------
  Net Investor Share Transactions                         433         13          (34)           (11)            --         --
                                                     --------    -------      -------        -------       --------    -------
  Flex Shares:
    Shares Issued                                       2,231      1,036          478            470          4,824      4,635
    Shares Issued in Lieu of Cash Distributions            75         43           34             38            353        195
    Shares Redeemed                                      (866)      (268)        (375)          (515)        (2,641)      (951)
                                                     --------    -------      -------        -------       --------    -------
  Net Flex Share Transactions                           1,440        811          137             (7)         2,536      3,879
                                                     --------    -------      -------        -------       --------    -------
  Net Change in Capital Shares                          3,446      1,865          308            356         12,661      7,848
                                                     ========    =======      =======        =======       ========    =======


                                                          SHORT-TERM          SHORT-TERM U.S. TREASURY          STRATEGIC
                                                           BOND FUND               SECURITIES FUND             INCOME FUND
                                                     ---------------------    ------------------------    ----------------------
                                                     06/01/02-   06/01/01-    06/01/02-      06/01/01-    06/01/02-   11/30/01*-
                                                     05/31/03    05/31/02     05/31/03       05/31/02     05/31/03     05/31/02
                                                     ---------   ---------    ---------      ---------    ---------   ----------
  Trust Shares:
    Shares Issued                                      11,842     18,276        4,134          4,611          3,513      4,694
    Shares Issued in Lieu of Cash Distributions           291        391           63             69             63         15
    Shares Redeemed                                   (12,539)    (9,574)      (2,965)        (2,898)        (1,840)      (247)
                                                     --------    -------      -------        -------       --------    -------
  Net Trust Share Transactions                           (406)     9,093        1,232          1,782          1,736      4,462
                                                     --------    -------      -------        -------       --------    -------
  Investor Shares:
    Shares Issued                                         780        633        1,894            982             --         --
    Shares Issued in Lieu of Cash Distributions            11         20           21              9             --         --
    Shares Redeemed                                      (801)      (493)        (876)          (742)            --         --
                                                     --------    -------      -------        -------       --------    -------
  Net Investor Share Transactions                         (10)       160        1,039            249             --         --
                                                     --------    -------      -------        -------       --------    -------
  Flex Shares:
    Shares Issued                                       1,882      2,069        9,251          6,874         10,641      4,189
    Shares Issued in Lieu of Cash Distributions            60         49          200            127            273         45
    Shares Redeemed                                    (1,333)      (549)      (4,041)        (2,808)        (1,940)      (204)
                                                     --------    -------      -------        -------       --------    -------
  Net Flex Share Transactions                             609      1,569        5,410          4,193          8,974      4,030
                                                     --------    -------      -------        -------       --------    -------
  Net Change in Capital Shares                            193     10,822        7,681          6,224         10,710      8,492
                                                     ========    =======      =======        =======       ========    =======


                                                        INVESTMENT GRADE             INVESTMENT GRADE TAX-
                                                            BOND FUND                  EXEMPT BOND FUND
                                                     -----------------------       -------------------------
                                                     06/01/02-     06/01/01-       06/01/02-       06/01/01-
                                                     05/31/03      05/31/02        05/31/03        05/31/02
                                                     ---------     ---------       ---------       ---------
  Trust Shares:
    Shares Issued                                      18,197        21,691           5,507           4,771
    Shares Issued in Lieu of Cash Distributions         1,450         1,662             300             252
    Shares Redeemed                                   (31,144)      (20,837)         (3,260)         (3,920)
                                                     --------      --------        --------        --------
  Net Trust Share Transactions                        (11,497)        2,516           2,547           1,103
                                                     --------      --------        --------        --------
  Investor Shares:
    Shares Issued                                       2,253         4,568             341             299
    Shares Issued in Lieu of Cash Distributions            92            84              87              67
    Shares Redeemed                                    (1,192)       (4,694)           (383)           (235)
                                                     --------      --------        --------        --------
  Net Investor Share Transactions                       1,153           (42)             45             131
                                                     --------      --------        --------        --------
  Flex Shares:
    Shares Issued                                       2,045         1,926           1,177             844
    Shares Issued in Lieu of Cash Distributions           104           113             115              77
    Shares Redeemed                                    (2,229)       (1,025)           (696)           (555)
                                                     --------      --------        --------        --------
  Net Flex Share Transactions                             (80)        1,014             596             366
                                                     --------      --------        --------        --------
  Net Change in Capital Shares                        (10,424)        3,488           3,188           1,600
                                                     ========      ========        ========        ========


                                                          U.S. GOVERNMENT
                                                          SECURITIES FUND          VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
                                                     --------------------------    -----------------------------------------
                                                     06/01/02-        06/01/01-          06/01/02-         06/01/01-
                                                     05/31/03         05/31/02           05/31/03          05/31/02
                                                     ---------     -----------           ---------         ---------
  Trust Shares:
    Shares Issued                                      12,606          6,994               2,707             1,652
    Shares Issued in Lieu of Cash Distributions           314            409                 159                11
    Shares Redeemed                                    (5,359)        (5,627)             (2,131)           (2,287)
                                                     --------      ---------             -------           -------
  Net Trust Share Transactions                          7,561          1,776                 735              (624)
                                                     --------      ---------             -------           -------
  Investor Shares:
    Shares Issued                                       1,551            275                 389               231
    Shares Issued in Lieu of Cash Distributions            24             44                  24                18
    Shares Redeemed                                    (1,531)          (147)               (136)             (155)
                                                     --------      ---------             -------           -------
  Net Investor Share Transactions                          44            172                 277                94
                                                     --------      ---------             -------           -------
  Flex Shares:
    Shares Issued                                       1,819          2,268                  --                --
    Shares Issued in Lieu of Cash Distributions           107            161                  --                --
    Shares Redeemed                                    (1,367)        (1,465)                 --                --
                                                     --------      ---------             -------           -------
  Net Flex Share Transactions                             559            964                  --                --
                                                     --------      ---------             -------           -------
  Net Change in Capital Shares                          8,164          2,912               1,012              (530)
                                                     ========      =========             =======           =======


                                                       LIMITED-TERM FEDERAL              MARYLAND MUNICIPAL
                                                     MORTGAGE SECURITIES FUND                 BOND FUND
                                                     ------------------------          -----------------------
                                                     06/01/02-      06/01/01-          06/01/02-     06/01/01-
                                                     05/31/03       05/31/02           05/31/03      05/31/02
                                                     ---------      ---------          ---------     ---------
  Trust Shares:
    Shares Issued                                      21,614          9,229              1,826         1,175
    Shares Issued in Lieu of Cash Distributions           373            277                 28            20
    Shares Redeemed                                    (7,664)        (4,285)            (2,329)         (554)
                                                     --------       --------           --------      --------
  Net Trust Share Transactions                         14,323          5,221               (475)          641
                                                     --------       --------           --------      --------
  Investor Shares:
    Shares Issued                                       1,808            113                 --            --
    Shares Issued in Lieu of Cash Distributions            22              4                 --            --
    Shares Redeemed                                      (690)           (49)                --            --
                                                     --------       --------           --------      --------
  Net Investor Share Transactions                       1,140             68                 --            --
                                                     --------       --------           --------      --------
  Flex Shares:
    Shares Issued                                      15,321          1,304                886         1,325
    Shares Issued in Lieu of Cash Distributions           225             22                 56            36
    Shares Redeemed                                    (1,396)          (125)              (491)         (308)
                                                     --------       --------           --------      --------
  Net Flex Share Transactions                          14,150          1,201                451         1,053
                                                     --------       --------           --------      --------
  Net Change in Capital Shares                         29,613          6,490                (24)        1,694
                                                     ========       ========           ========      ========



                                                       VIRGINIA MUNICIPAL BOND FUND
                                                     ---------------------------------
                                                        06/01/02-         06/01/01-
                                                        05/31/03          05/31/02
                                                        ---------         ----------
  Trust Shares:
    Shares Issued                                            785                948
    Shares Issued in Lieu of Cash Distributions               17                 14
    Shares Redeemed                                       (1,857)            (1,061)
                                                         -------          ---------
  Net Trust Share Transactions                            (1,055)               (99)
                                                         -------          ---------
  Investor Shares:
    Shares Issued                                             --                 --
    Shares Issued in Lieu of Cash Distributions               --                 --
    Shares Redeemed                                           --                 --
                                                         -------          ---------
  Net Investor Share Transactions                             --                 --
                                                         -------          ---------
  Flex Shares:
    Shares Issued                                            593                722
    Shares Issued in Lieu of Cash Distributions               29                 22
    Shares Redeemed                                         (373)              (241)
                                                         -------          ---------
  Net Flex Share Transactions                                249                503
                                                         -------          ---------
  Net Change in Capital Shares                              (806)               404
                                                         =======          =========

* COMMENCED OPERATIONS ON NOVEMBER 30, 2001
(1) TRUST SHARES WERE OFFERED BEGINNING ON OCTOBER 3, 2001.


94&95

NOTES TO FINANCIAL STATEMENTS (concluded)
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  MAY 31, 2003


8. Securities Lending:

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities will be fully collateralized by cash. The value of the collateral is at least equal to the market value of the securities loaned. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in the Boston Global Investment Trust-Enhanced Portfolio. This investment consists of money market instruments including money market mutual funds registered under the Investment Company Act of 1940, commercial paper, repurchase agreements, U.S. Treasury Bills and U.S. agency obligations.

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  MAY 31, 2003


To the Board of Trustees and Shareholders of STI Classic Funds:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Florida Tax-Exempt Bond Fund, Georgia Tax-Exempt Bond Fund, High Income Fund, Investment Grade Bond Fund, Investment Grade Tax-Exempt Bond Fund, Limited-Term Federal Mortgage Securities Fund, Maryland Municipal Bond Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Fund, Strategic Income Fund, U.S. Government Securities Fund, Virginia Intermediate Municipal Bond Fund and Virginia Municipal Bond Fund (thirteen of the funds constituting STI Classic Funds, hereafter referred to as the "Funds") at May 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the two years (or periods) then ended and the financial highlights of High Income Fund for each of the two years ended March 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2003 for Strategic Income Fund by correspondence with the custodian and a broker, and physical inspection of securities at May 31, 2003 for all other funds, provide a reasonable basis for our opinion. The financial highlights for each of the three years (or periods) ended May 31, 2001 were audited by other independent accountants who have ceased operations. Those independent accountants expressed an unqualified opinion on those financial statements in their report dated July 18, 2001. The financial highlights of Maryland Municipal Bond Fund, Virginia Intermediate Municipal Bond Fund and Virginia Municipal Bond Fund for the year ended November 30, 1998 were audited by other independent accountants whose report dated January 15, 1999 expressed an unqualified opinion on those financial statements.


PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
July 24, 2003

TRUSTEES AND OFFICERS OF THE STI CLASSIC FUNDS
--------------------------------------------------------------------------------


Information pertaining to the trustees of the Trust is set forth below. Trustees who are not deemed to be "interested persons" of the Trust as defined in the 1940 Act are referred to as "Independent Board Members." Trustees who are deemed to be "interested persons" of the Trust are referred to as "Interested Board Members." Messrs. Courts and Ridley are Trustees who may be deemed to be "interested" persons of the Trust.

------------------------------------------------------------------------------------------------------------------------------------
                                 Term of                                               Number of Portfolios      Other
                  Position(s)  Office and                                                 in STI Classic     Directorship
Name, Address,     Held with    Length of         Principal Occupation(s)               Complex Overseen by     Held by
     Age 1         the Trust  Time Served 2         During Past 5 Years                    Board Member 3    Board Member 4
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS 5
-------------
RICHARD W.         Trustee     November,      Chairman of the Board, Atlantic Investment        48          Current Trustee of
COURTS, II                       2001         Company, 1970 to the present.                                 STI Classic Funds.
67
------------------------------------------------------------------------------------------------------------------------------------
CLARENCE H.
RIDLEY
60                 Trustee     November,      Chairman of the Board; Haverty Furniture          48          Current Trustee of
                                 2001         Companies, 2001 to the present; Partner, King                 STI Classic Funds.
                                              and Spaulding LLP (law firm), 1971 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
THOMAS             Trustee     May, 2000      President, Genuine Parts Company                  48          Director, National
GALLAGHER                                     Wholesale Distribution, 1970 to the present.                  Service Industries;
55                                                                                                          Director, Oxford
                                                                                                            Industries. Current
                                                                                                            Trustee of STI
                                                                                                            Classic Funds.
------------------------------------------------------------------------------------------------------------------------------------
F. WENDELL         Trustee     May, 1995      Retired.                                          48          Current Trustee on
GOOCH                                                                                                       the Board of
70                                                                                                          Trustees for the SEI
                                                                                                            Family of Funds,
                                                                                                            The Capitol Mutual
                                                                                                            Funds and STI
                                                                                                            Classic Funds.
------------------------------------------------------------------------------------------------------------------------------------
JAMES O.           Trustee     May, 2000      President and Chief Executive Officer, Cox        48          Director, NCR;
ROBBINS                                       Communications, Inc., 1983 to the present.                    Director, Cox
60                                                                                                          Communications.
                                                                                                            Current Trustee of
                                                                                                            STI Classic Funds.
------------------------------------------------------------------------------------------------------------------------------------
JONATHAN T.        Trustee     February,      Retired.                                          48          Trustee, W.K.
WALTON                           1998                                                                       Kellogg Trust.
73                                                                                                          Current Trustee of
                                                                                                            STI Classic Funds.
------------------------------------------------------------------------------------------------------------------------------------

1 Each trustee may be contacted by writing to c/o STI Classic Trust, SEI
  Investments Company, Oaks, PA 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust. The president, treasurer and secretary shall hold office for a one year term and until their respective successors are chosen and qualified, or in each case until he or she sooner dies, resigns is removed, or becomes disqualified in accordance with the Trust's by-laws.
3 The "STI Classic Complex" consists of all registered investment companies for which Trusco Capital Management, Inc. serves as investment adviser.
  As of May 31, 2003, the STI Classic Complex consisted of 48 Funds.
4 Directorships of companies required to report to the U.S. Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.
5 Mr. Courts is deemed an interested trustee because of his directorships with affiliates of the Adviser. Mr. Ridley is deemed an interested trustee because of his material business relationships with the parent to the Adviser.

--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------------------
                                    Term of                                                  Number of Portfolios       Other
                     Position(s)  Office and                                                    in STI Classic       Directorship
Name, Address,        Held with    Length of      Principal Occupation(s)                     Complex Overseen by       Held by
      Age             the Trust   Time Served       During Past 5 Years                          Board Member         Board Member
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
JAMES R. FOGGO       President     November,  Vice President and Assistant Secretary of SEI          N/A                  N/A
One Freedom                          2000     Investments since 1998. Associate, Paul Weiss,
Valley Drive                                  Rifkind, Wharton & Garrison, 1998;Associate,
Oaks, PA  19456                               Baker & McKenzie 1995-1998.
38
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D. BARTO       Vice        November,  Employed by SEI Investments since October 1999.        N/A                  N/A
One Freedom          President       2001     Vice President and Assistant Secretary of the
Valley Drive            and                   Adviser, Administrator and Distributor since
Oaks, PA  19456      Secretary                December 1999.  Associate at Dechert, Price
35                                            & Rhoads (1997-1999).
------------------------------------------------------------------------------------------------------------------------------------
TODD B. CIPPERMAN      Vice        May, 2000  Senior Vice President and General Counsel of           N/A                  N/A
One Freedom         President                 SEI Investments; Senior Vice President, General
Valley Drive            and                   Counsel and Secretary of the Adviser, the
Oaks, PA  19456      Assistant                Administrator and the Distributor since 2000.
37                   Secretary                Vice President and Assistant Secretary of SEI
                                              Investments, the Adviser, the Administrator and
                                              the Distributor, 1995-2000.
------------------------------------------------------------------------------------------------------------------------------------
LYDIA A. GAVALIS       Vice        May, 1998  Vice President and Assistant Secretary of SEI          N/A                  N/A
One Freedom         President                 Investments, the Adviser, the Administrator and
Valley Drive            and                   the Distributor since 1998.  Assistant General
Oaks, PA  19456     Assistant                 Counsel and Director of Arbitration, Philadelphia
38                   Secretary                Stock Exchange (1989-1998).
------------------------------------------------------------------------------------------------------------------------------------
CHRISTINE M.           Vice        May, 2000  Employed by SEI Investments since November 1,          N/A                  N/A
MCCULLOUGH          President                 1999. Vice President and Assistant Secretary of the
One Freedom             and                   Adviser, the Administrator and the Distributor
Valley Drive         Assistant                since December 1999.  Associate at White and
Oaks, PA  19456      Secretary                Williams LLP, 1991-1999.
42
------------------------------------------------------------------------------------------------------------------------------------
SHERRY KAJDAN          Vice       February,   Vice President and Assistant Secretary of SEI          N/A                  N/A
VETTERLEIN           President       2000     Investments since January 2001. Shareholder/
One Freedom             and                   Partner, Buchanan Ingersoll Professional
Valley Drive         Assistant                Corporation (law firm) (1992-2000).
Oaks, PA  19456      Secretary
40
------------------------------------------------------------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE STI CLASSIC FUNDS (CONCLUDED)
--------------------------------------------------------------------------------
                                                                     (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------------------
                                    Term of                                                  Number of Portfolios        Other
                     Position(s)  Office and                                                    in STI Classic       Directorship
Name, Address,        Held with    Length of      Principal Occupation(s)                     Complex Overseen by       Held by
      Age             the Trust   Time Served       During Past 5 Years                          Board Member        Board Member
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------
WILLIAM E.             Vice       November,   Vice President and Assistant Secretary of the          N/A                  N/A
ZITELLI, JR.         President       2000     Administrator and Distributor since August 2000.
One Freedom             and                   Vice President, Merrill Lynch & Co. Asset
Valley Drive         Assistant                Management Group (1998 - 2000). Associate at
Oaks, PA  19456      Secretary                Pepper Hamilton LLP (1997 - 1998).
34
------------------------------------------------------------------------------------------------------------------------------------
JENNIFER SPRATLEY    Treasurer     May, 2000  Funds Accounting Director, SEI Investments, 1999 -     N/A                  N/A
530 East                and                   present; Audit Manager, Ernst & Young LLP
Swedesford Road         CFO                   (1991-1999).
Wayne, PA  19087
34
------------------------------------------------------------------------------------------------------------------------------------

NOTICE TO SHAREHOLDERS
--------------------------------------------------------------------------------
STI CLASSIC FIXED INCOME FUNDS  MAY 31, 2003                         (UNAUDITED)


For shareholders that do not have a May 31, 2003 tax year end, this notice is for informational purposes only. For shareholders with a May 31, 2003, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended May 31, 2003, each portfolio is designating the following items with regard to distributions paid during the year.

                                                                                                          DIVIDENDS     QUALIFYING
                                                  LONG TERM                                              QUALIFYING      DIVIDEND
                                                 (20% RATE)     ORDINARY                                FOR CORPORATE     INCOME
                                                CAPITAL GAIN     INCOME     TAX-EXEMPT      TOTAL      DIVIDENDS REC.  (15% TAX RATE
      FUND                                      DISTRIBUTION  DISTRIBUTIONS  INTEREST   DISTRIBUTIONS   DEDUCTION (1)   FOR QDI) (2)
---------------------------------------------   ------------  ------------- ----------  -------------  --------------- -------------
Florida Tax-Exempt Bond Fund                         1.12%        11.33%       87.55%      100.00%          0.00%          0.00%
Georgia Tax-Exempt Bond Fund                         0.00%         0.01%       99.99%      100.00%          0.00%          0.00%
High Income Fund                                     0.00%       100.00%        0.00%      100.00%          0.00%          0.00%
Investment Grade Bond Fund                           0.00%       100.00%        0.00%      100.00%          0.00%          0.00%
Investment Grade Tax-Exempt Bond Fund               13.70%        48.53%       37.77%      100.00%          0.00%          0.00%
Limited-Term Federal Mortgage Securities Fund        0.00%       100.00%        0.00%      100.00%          0.00%          0.00%
Maryland Municipal Bond Fund                         1.55%         1.99%       96.46%      100.00%          0.00%          0.00%
Short-Term Bond Fund                                 0.00%       100.00%        0.00%      100.00%          0.00%          0.00%
Short-Term U.S. Treasury Securities Fund             4.63%        95.37%        0.00%      100.00%          0.00%          0.00%
Strategic Income Fund                                0.00%       100.00%        0.00%      100.00%          0.00%          0.00%
U.S. Government Securities Fund                      0.28%        99.72%        0.00%      100.00%          0.00%          0.00%
Virginia Intermediate Municipal Bond Fund           20.79%         0.62%       78.59%      100.00%          0.00%          0.00%
Virginia Municipal Bond Fund                         6.81%         0.12%       93.07%      100.00%          0.00%          0.00%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS."
(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS." IT IS THE INTENTION OF EACH OF THE AFOREMENTIONED FUNDS TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY THE LAW.

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

                               INVESTMENT ADVISER
                         Trusco Capital Management, Inc.

               STI Classic Funds are not deposits, are not insured or guaranteed by the FDIC or any other government agency, and are not endorsed by and do not constitute obligations of SunTrust Banks, Inc. or any other of its affiliates. Investment in the Funds involves risk, including the possible loss of principal. There is no guarantee that any STI Classic Fund will achieve its investment objective. The STI Classic Funds are advised by an affiliate of SunTrust Banks, Inc.


                                   DISTRIBUTOR
                        SEI Investments Distribution Co.

               This information must be preceded or accompanied by
                  a current prospectus for each Fund described.

[STI Classic Logo Omitted]  BACKED BY TRADITION. STRENGTHENED BY EXPERIENCE.SM


                                                                 STI-AR-002-0300

ITEM 2.   CODE OF ETHICS.

Not applicable -- only effective for annual reports for periods ending on or after July 15, 2003.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable -- only effective for annual reports for periods ending on or after July 15, 2003.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable -- only effective for annual reports for periods ending on or after December 15, 2003.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   (RESERVED)

ITEM 9.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEMS 10. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.



--------------------------------------------------------------------------------

                                   SIGNATURES


Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                   STI Classic Funds


By (Signature and Title)*                      /s/ James R. Foggo
                                               ------------------
                                               James R. Foggo, President

Date 07/25/03





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                      /s/ James R. Foggo
                                               ------------------
                                               James R. Foggo, President

Date 07/25/03


By (Signature and Title)*                      /s/ Jennifer E. Spratley
                                               ------------------------
                                               Jennifer E. Spratley, CFO

Date 07/25/03
* Print the name and title of each signing officer under his or her signature.